--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            VA SMALL VALUE PORTFOLIO

                            VA LARGE VALUE PORTFOLIO

                        VA INTERNATIONAL VALUE PORTFOLIO

                        VA INTERNATIONAL SMALL PORTFOLIO

                         VA SHORT-TERM FIXED PORTFOLIO

                            VA GLOBAL BOND PORTFOLIO

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2002

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
Performance Charts................................    1

Management's Discussion & Analysis................    3

Schedules of Investments
    VA Small Value Portfolio......................    7
    VA Large Value Portfolio......................   21
    VA International Value Portfolio..............   24
    VA International Small Portfolio..............   30

Statements of Net Assets
    VA Short-Term Fixed Portfolio.................   40
    VA Global Bond Portfolio......................   41

Statements of Assets and Liabilities
    VA Small Value Portfolio......................   43
    VA Large Value Portfolio......................   43
    VA International Value Portfolio..............   44
    VA International Small Portfolio..............   44

Statements of Operations..........................   45

Statements of Changes in Net Assets...............   47

Financial Highlights..............................   50

Notes to Financial Statements.....................   53

Report of Independent Certified Public
  Accountants.....................................   59

Fund Management...................................   60

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS
------------------------------------------------------------
VA SMALL VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
OCTOBER 1995-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          VA SMALL VALUE PORTFOLIO  RUSSELL 2000 VALUE INDEX
                           $10,000                   $10,000
Oct-1995                    $9,490                    $9,601
Nov-1995                    $9,696                    $9,982
Dec-1995                    $9,853                   $10,292
Jan-1996                    $9,773                   $10,360
Feb-1996                    $9,994                   $10,522
Mar-1996                   $10,335                   $10,743
Apr-1996                   $10,826                   $11,036
May-1996                   $11,306                   $11,316
Jun-1996                   $11,046                   $11,182
Jul-1996                   $10,355                   $10,587
Aug-1996                   $10,766                   $11,047
Sep-1996                   $11,096                   $11,348
Oct-1996                   $11,196                   $11,480
Nov-1996                   $11,777                   $12,098
Dec-1996                   $12,026                   $12,491
Jan-1997                   $12,289                   $12,683
Feb-1997                   $12,310                   $12,804
Mar-1997                   $11,985                   $12,460
Apr-1997                   $11,965                   $12,644
May-1997                   $13,152                   $13,650
Jun-1997                   $13,953                   $14,341
Jul-1997                   $14,775                   $14,943
Aug-1997                   $15,261                   $15,181
Sep-1997                   $16,498                   $16,190
Oct-1997                   $15,870                   $15,750
Nov-1997                   $15,667                   $15,923
Dec-1997                   $15,688                   $16,463
Jan-1998                   $15,568                   $16,165
Feb-1998                   $16,749                   $17,143
Mar-1998                   $17,372                   $17,839
Apr-1998                   $17,767                   $17,926
May-1998                   $17,045                   $17,292
Jun-1998                   $16,674                   $17,193
Jul-1998                   $15,415                   $15,847
Aug-1998                   $12,646                   $13,365
Sep-1998                   $13,051                   $14,120
Oct-1998                   $13,576                   $14,540
Nov-1998                   $14,341                   $14,934
Dec-1998                   $14,650                   $15,403
Jan-1999                   $14,818                   $15,053
Feb-1999                   $13,593                   $14,025
Mar-1999                   $13,280                   $13,910
Apr-1999                   $14,686                   $15,180
May-1999                   $15,384                   $15,646
Jun-1999                   $16,286                   $16,212
Jul-1999                   $16,141                   $15,828
Aug-1999                   $15,708                   $15,249
Sep-1999                   $15,323                   $14,944
Oct-1999                   $14,651                   $14,645
Nov-1999                   $15,360                   $14,721
Dec-1999                   $16,094                   $15,173
Jan-2000                   $15,841                   $14,777
Feb-2000                   $16,570                   $15,680
Mar-2000                   $17,090                   $15,754
Apr-2000                   $16,733                   $15,847
May-2000                   $16,182                   $15,604
Jun-2000                   $16,466                   $16,060
Jul-2000                   $16,704                   $16,594
Aug-2000                   $17,672                   $17,336
Sep-2000                   $17,403                   $17,237
Oct-2000                   $17,031                   $17,175
Nov-2000                   $16,377                   $16,825
Dec-2000                   $17,700                   $18,632
Jan-2001                   $19,549                   $19,146
Feb-2001                   $19,352                   $19,119
Mar-2001                   $18,849                   $18,814
Apr-2001                   $19,944                   $19,685
May-2001                   $21,147                   $20,191
Jun-2001                   $21,901                   $21,002
Jul-2001                   $21,704                   $20,532
Aug-2001                   $21,381                   $20,460
Sep-2001                   $18,364                   $18,201
Oct-2001                   $19,064                   $18,676
Nov-2001                   $20,555                   $20,019
Dec-2001                   $21,930                   $21,244
Jan-2002                   $22,140                   $21,527
Feb-2002                   $22,045                   $21,658
Mar-2002                   $24,113                   $23,280
Apr-2002                   $25,070                   $24,100
May-2002                   $24,228                   $23,302
Jun-2002                   $23,501                   $22,787
Jul-2002                   $19,863                   $19,401
Aug-2002                   $19,557                   $19,315
Sep-2002                   $17,891                   $17,936
Oct-2002                   $18,485                   $18,205
Nov-2002                   $20,745                   $19,658

    ANNUALIZED                  ONE         FIVE            FROM
    TOTAL RETURN (%)           YEAR        YEARS        OCTOBER 1995
    ----------------------------------------------------------------
                               0.93         5.78           10.72

[SIDE NOTE]
- THE PORTFOLIO INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA LARGE VALUE PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
FEBRUARY 1995-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          VA LARGE VALUE PORTFOLIO  RUSSELL 1000 VALUE INDEX
                           $10,000                   $10,000
Feb-1995                   $10,313                   $10,395
Mar-1995                   $10,667                   $10,623
Apr-1995                   $10,990                   $10,958
May-1995                   $11,243                   $11,420
Jun-1995                   $11,314                   $11,575
Jul-1995                   $11,870                   $11,978
Aug-1995                   $11,799                   $12,147
Sep-1995                   $12,022                   $12,586
Oct-1995                   $11,607                   $12,462
Nov-1995                   $12,175                   $13,094
Dec-1995                   $12,266                   $13,422
Jan-1996                   $12,568                   $13,841
Feb-1996                   $12,687                   $13,946
Mar-1996                   $13,154                   $14,183
Apr-1996                   $13,349                   $14,237
May-1996                   $13,586                   $14,415
Jun-1996                   $13,191                   $14,427
Jul-1996                   $12,626                   $13,881
Aug-1996                   $13,092                   $14,278
Sep-1996                   $13,322                   $14,847
Oct-1996                   $13,746                   $15,421
Nov-1996                   $14,662                   $16,539
Dec-1996                   $14,531                   $16,328
Jan-1997                   $15,030                   $17,119
Feb-1997                   $15,359                   $17,371
Mar-1997                   $14,659                   $16,746
Apr-1997                   $15,113                   $17,449
May-1997                   $16,272                   $18,424
Jun-1997                   $16,715                   $19,215
Jul-1997                   $18,405                   $20,660
Aug-1997                   $18,085                   $19,924
Sep-1997                   $19,025                   $21,128
Oct-1997                   $18,154                   $20,538
Nov-1997                   $18,430                   $21,446
Dec-1997                   $18,776                   $22,072
Jan-1998                   $18,874                   $21,761
Feb-1998                   $20,436                   $23,226
Mar-1998                   $21,550                   $24,647
Apr-1998                   $21,673                   $24,812
May-1998                   $21,500                   $24,445
Jun-1998                   $21,433                   $24,758
Jul-1998                   $20,666                   $24,322
Aug-1998                   $17,208                   $20,703
Sep-1998                   $18,038                   $21,891
Oct-1998                   $19,493                   $23,588
Nov-1998                   $20,538                   $24,687
Dec-1998                   $20,793                   $25,526
Jan-1999                   $21,034                   $25,731
Feb-1999                   $20,485                   $25,368
Mar-1999                   $21,114                   $25,893
Apr-1999                   $23,375                   $28,311
May-1999                   $23,415                   $28,000
Jun-1999                   $23,869                   $28,812
Jul-1999                   $22,946                   $27,968
Aug-1999                   $22,237                   $26,930
Sep-1999                   $21,031                   $25,990
Oct-1999                   $21,807                   $27,487
Nov-1999                   $21,406                   $27,273
Dec-1999                   $21,781                   $27,404
Jan-2000                   $20,328                   $26,510
Feb-2000                   $18,442                   $24,541
Mar-2000                   $20,979                   $27,535
Apr-2000                   $21,447                   $27,215
May-2000                   $21,481                   $27,501
Jun-2000                   $19,746                   $26,244
Jul-2000                   $20,747                   $26,572
Aug-2000                   $21,865                   $28,050
Sep-2000                   $21,581                   $28,308
Oct-2000                   $22,465                   $29,004
Nov-2000                   $21,731                   $27,928
Dec-2000                   $23,726                   $29,327
Jan-2001                   $24,938                   $29,439
Feb-2001                   $24,774                   $28,620
Mar-2001                   $24,020                   $27,610
Apr-2001                   $25,397                   $28,963
May-2001                   $26,039                   $29,615
Jun-2001                   $25,636                   $28,957
Jul-2001                   $25,341                   $28,896
Aug-2001                   $24,038                   $27,738
Sep-2001                   $21,449                   $25,785
Oct-2001                   $21,248                   $25,563
Nov-2001                   $23,285                   $27,048
Dec-2001                   $23,651                   $27,687
Jan-2002                   $23,391                   $27,474
Feb-2002                   $23,372                   $27,517
Mar-2002                   $24,265                   $28,819
Apr-2002                   $23,539                   $27,831
May-2002                   $23,521                   $27,970
Jun-2002                   $21,623                   $26,364
Jul-2002                   $19,240                   $23,912
Aug-2002                   $19,594                   $24,092
Sep-2002                   $17,397                   $21,413
Oct-2002                   $18,384                   $22,999
Nov-2002                   $19,891                   $24,448

         ANNUALIZED              ONE           FIVE            FROM
      TOTAL RETURN (%)           YEAR         YEARS        FEBRUARY 1995
    --------------------------------------------------------------------
                                -14.58         1.54            9.18

[SIDE NOTE]
- THE PORTFOLIO INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/ BOOK).

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
OCTOBER 1995-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          VA INTERNATIONAL VALUE PORTFOLIO  MSCI EAFE INDEX (NET DIVIDENDS)
                                   $10,000                          $10,000
Oct-1995                            $9,800                           $9,731
Nov-1995                           $10,030                          $10,002
Dec-1995                           $10,555                          $10,405
Jan-1996                           $10,615                          $10,447
Feb-1996                           $10,625                          $10,483
Mar-1996                           $10,825                          $10,706
Apr-1996                           $11,247                          $11,018
May-1996                           $11,187                          $10,815
Jun-1996                           $11,197                          $10,875
Jul-1996                           $10,857                          $10,558
Aug-1996                           $10,916                          $10,581
Sep-1996                           $11,096                          $10,863
Oct-1996                           $10,927                          $10,752
Nov-1996                           $11,427                          $11,180
Dec-1996                           $11,306                          $11,035
Jan-1997                           $10,859                          $10,649
Feb-1997                           $10,981                          $10,824
Mar-1997                           $11,041                          $10,863
Apr-1997                           $10,940                          $10,920
May-1997                           $11,782                          $11,631
Jun-1997                           $12,350                          $12,272
Jul-1997                           $12,492                          $12,471
Aug-1997                           $11,680                          $11,539
Sep-1997                           $12,178                          $12,186
Oct-1997                           $11,508                          $11,250
Nov-1997                           $11,031                          $11,135
Dec-1997                           $11,054                          $11,232
Jan-1998                           $11,670                          $11,745
Feb-1998                           $12,423                          $12,499
Mar-1998                           $12,935                          $12,884
Apr-1998                           $12,966                          $12,986
May-1998                           $13,007                          $12,922
Jun-1998                           $12,871                          $13,021
Jul-1998                           $12,850                          $13,152
Aug-1998                           $11,124                          $11,523
Sep-1998                           $10,528                          $11,170
Oct-1998                           $11,647                          $12,334
Nov-1998                           $12,181                          $12,965
Dec-1998                           $12,349                          $13,477
Jan-1999                           $12,237                          $13,437
Feb-1999                           $11,945                          $13,117
Mar-1999                           $12,719                          $13,664
Apr-1999                           $13,527                          $14,218
May-1999                           $12,876                          $13,485
Jun-1999                           $13,550                          $14,011
Jul-1999                           $14,200                          $14,428
Aug-1999                           $14,290                          $14,481
Sep-1999                           $14,435                          $14,627
Oct-1999                           $14,301                          $15,168
Nov-1999                           $14,278                          $15,695
Dec-1999                           $15,068                          $17,104
Jan-2000                           $13,929                          $16,018
Feb-2000                           $13,599                          $16,449
Mar-2000                           $14,247                          $17,087
Apr-2000                           $13,893                          $16,188
May-2000                           $14,137                          $15,793
Jun-2000                           $15,043                          $16,411
Jul-2000                           $14,578                          $15,723
Aug-2000                           $14,676                          $15,860
Sep-2000                           $14,248                          $15,088
Oct-2000                           $14,149                          $14,732
Nov-2000                           $14,039                          $14,179
Dec-2000                           $14,884                          $14,682
Jan-2001                           $14,938                          $14,675
Feb-2001                           $14,461                          $13,575
Mar-2001                           $13,562                          $12,669
Apr-2001                           $14,288                          $13,550
May-2001                           $14,156                          $13,071
Jun-2001                           $13,839                          $12,537
Jul-2001                           $13,481                          $12,308
Aug-2001                           $13,627                          $11,997
Sep-2001                           $11,737                          $10,782
Oct-2001                           $11,975                          $11,058
Nov-2001                           $12,477                          $11,466
Dec-2001                           $12,522                          $11,533
Jan-2002                           $12,156                          $10,921
Feb-2002                           $12,196                          $10,998
Mar-2002                           $12,914                          $11,592
Apr-2002                           $13,252                          $11,669
May-2002                           $13,793                          $11,817
Jun-2002                           $13,224                          $11,347
Jul-2002                           $12,102                          $10,227
Aug-2002                           $12,102                          $10,203
Sep-2002                           $10,709                           $9,108
Oct-2002                           $11,141                           $9,597
Nov-2002                           $11,763                          $10,032

    ANNUALIZED                   ONE           FIVE            FROM
    TOTAL RETURN (%)             YEAR         YEARS        OCTOBER 1995
    -------------------------------------------------------------------
                                -5.72          1.29            2.29

[SIDE NOTE]
- THE PORTFOLIO INVESTS IN THE STOCKS OF LARGE NON-US COMPANIES WHICH THE ADVISOR BELIEVES TO BE VALUE STOCKS AT THE TIME OF PURCHASE. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS
------------------------------------------------------------------
VA INTERNATIONAL SMALL PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EPAC
OCTOBER 1995-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          VA INTERNATIONAL SMALL COMPANY PORTFOLIO  SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EPAC
                                           $10,000                                          $10,000
Oct-1995                                    $9,640                                           $9,715
Nov-1995                                    $9,710                                           $9,805
Dec-1995                                   $10,110                                          $10,185
Jan-1996                                   $10,431                                          $10,364
Feb-1996                                   $10,561                                          $10,520
Mar-1996                                   $10,841                                          $10,764
Apr-1996                                   $11,601                                          $11,334
May-1996                                   $11,431                                          $11,235
Jun-1996                                   $11,231                                          $11,257
Jul-1996                                   $10,641                                          $10,834
Aug-1996                                   $10,641                                          $10,915
Sep-1996                                   $10,641                                          $10,969
Oct-1996                                   $10,461                                          $10,886
Nov-1996                                   $10,481                                          $11,046
Dec-1996                                   $10,137                                          $10,845
Jan-1997                                    $9,952                                          $10,555
Feb-1997                                   $10,065                                          $10,749
Mar-1997                                    $9,839                                          $10,629
Apr-1997                                    $9,561                                          $10,471
May-1997                                   $10,199                                          $11,132
Jun-1997                                   $10,374                                          $11,395
Jul-1997                                    $9,942                                          $11,173
Aug-1997                                    $9,469                                          $10,672
Sep-1997                                    $9,293                                          $10,811
Oct-1997                                    $8,872                                          $10,388
Nov-1997                                    $8,223                                           $9,973
Dec-1997                                    $7,782                                           $9,730
Jan-1998                                    $8,278                                          $10,185
Feb-1998                                    $9,143                                          $10,940
Mar-1998                                    $9,259                                          $11,454
Apr-1998                                    $9,122                                          $11,546
May-1998                                    $9,090                                          $11,812
Jun-1998                                    $8,795                                          $11,479
Jul-1998                                    $8,605                                          $11,452
Aug-1998                                    $7,603                                          $10,110
Sep-1998                                    $7,329                                           $9,804
Oct-1998                                    $7,835                                          $10,504
Nov-1998                                    $8,204                                          $10,850
Dec-1998                                    $8,184                                          $11,105
Jan-1999                                    $8,093                                          $11,061
Feb-1999                                    $7,989                                          $10,857
Mar-1999                                    $8,357                                          $11,246
Apr-1999                                    $9,150                                          $11,822
May-1999                                    $9,092                                          $11,507
Jun-1999                                    $9,621                                          $11,896
Jul-1999                                    $9,828                                          $12,354
Aug-1999                                    $9,921                                          $12,543
Sep-1999                                    $9,851                                          $12,503
Oct-1999                                    $9,679                                          $12,399
Nov-1999                                    $9,552                                          $12,834
Dec-1999                                    $9,700                                          $13,655
Jan-2000                                    $9,557                                          $13,303
Feb-2000                                    $9,641                                          $13,778
Mar-2000                                   $10,057                                          $13,896
Apr-2000                                    $9,343                                          $13,022
May-2000                                    $9,307                                          $12,802
Jun-2000                                   $10,069                                          $13,631
Jul-2000                                    $9,748                                          $13,152
Aug-2000                                   $10,033                                          $13,501
Sep-2000                                    $9,641                                          $12,830
Oct-2000                                    $9,141                                          $12,134
Nov-2000                                    $9,093                                          $11,684
Dec-2000                                    $9,345                                          $12,142
Jan-2001                                    $9,505                                          $12,251
Feb-2001                                    $9,451                                          $11,792
Mar-2001                                    $8,865                                          $10,845
Apr-2001                                    $9,598                                          $11,597
May-2001                                    $9,611                                          $11,541
Jun-2001                                    $9,411                                          $11,112
Jul-2001                                    $9,132                                          $10,821
Aug-2001                                    $9,305                                          $10,813
Sep-2001                                    $8,212                                           $9,413
Oct-2001                                    $8,465                                           $9,809
Nov-2001                                    $8,532                                          $10,164
Dec-2001                                    $8,308                                          $10,151
Jan-2002                                    $8,212                                           $9,894
Feb-2002                                    $8,499                                          $10,088
Mar-2002                                    $8,964                                          $10,745
Apr-2002                                    $9,306                                          $10,970
May-2002                                    $9,798                                          $11,365
Jun-2002                                    $9,552                                          $10,970
Jul-2002                                    $9,006                                           $9,862
Aug-2002                                    $8,978                                           $9,851
Sep-2002                                    $8,350                                           $8,937
Oct-2002                                    $8,322                                           $9,101
Nov-2002                                    $8,555                                           $9,439

    ANNUALIZED                   ONE           FIVE            FROM
    TOTAL RETURN (%)             YEAR         YEARS        OCTOBER 1995
    -------------------------------------------------------------------
                                 0.27          0.79           -2.15

[SIDE NOTE]
- THE PORTFOLIO OBJECTIVE IS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE PORTFOLIO PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF COUNTRIES OUTSIDE THE U.S.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salomon Smith Barney Extended Market Index-EPAC is courtesy of Salomon Smith Barney.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA SHORT-TERM FIXED PORTFOLIO VS.
THREE-MONTH U.S. TREASURY BILL INDEX
OCTOBER 1995-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          VA SHORT-TERM FIXED PORTFOLIO  THREE-MONTH U.S. TREASURY BILL INDEX
                                $10,000                               $10,000
Oct-1995                        $10,039                               $10,047
Nov-1995                        $10,081                               $10,092
Dec-1995                        $10,128                               $10,148
Jan-1996                        $10,173                               $10,194
Feb-1996                        $10,214                               $10,235
Mar-1996                        $10,241                               $10,273
Apr-1996                        $10,269                               $10,317
May-1996                        $10,285                               $10,363
Jun-1996                        $10,342                               $10,405
Jul-1996                        $10,384                               $10,452
Aug-1996                        $10,426                               $10,499
Sep-1996                        $10,492                               $10,548
Oct-1996                        $10,566                               $10,594
Nov-1996                        $10,620                               $10,639
Dec-1996                        $10,654                               $10,686
Jan-1997                        $10,697                               $10,735
Feb-1997                        $10,739                               $10,777
Mar-1997                        $10,750                               $10,822
Apr-1997                        $10,819                               $10,874
May-1997                        $10,877                               $10,930
Jun-1997                        $10,936                               $10,970
Jul-1997                        $11,018                               $11,020
Aug-1997                        $11,045                               $11,067
Sep-1997                        $11,116                               $11,118
Oct-1997                        $11,173                               $11,166
Nov-1997                        $11,201                               $11,209
Dec-1997                        $11,261                               $11,257
Jan-1998                        $11,318                               $11,310
Feb-1998                        $11,368                               $11,351
Mar-1998                        $11,419                               $11,404
Apr-1998                        $11,470                               $11,456
May-1998                        $11,521                               $11,504
Jun-1998                        $11,571                               $11,552
Jul-1998                        $11,622                               $11,603
Aug-1998                        $11,671                               $11,656
Sep-1998                        $11,726                               $11,716
Oct-1998                        $11,775                               $11,761
Nov-1998                        $11,825                               $11,800
Dec-1998                        $11,881                               $11,847
Jan-1999                        $11,917                               $11,890
Feb-1999                        $11,953                               $11,925
Mar-1999                        $12,012                               $11,973
Apr-1999                        $12,049                               $12,017
May-1999                        $12,083                               $12,063
Jun-1999                        $12,119                               $12,114
Jul-1999                        $12,154                               $12,164
Aug-1999                        $12,189                               $12,212
Sep-1999                        $12,260                               $12,267
Oct-1999                        $12,307                               $12,315
Nov-1999                        $12,343                               $12,364
Dec-1999                        $12,389                               $12,420
Jan-2000                        $12,426                               $12,474
Feb-2000                        $12,501                               $12,528
Mar-2000                        $12,551                               $12,594
Apr-2000                        $12,601                               $12,653
May-2000                        $12,650                               $12,730
Jun-2000                        $12,749                               $12,785
Jul-2000                        $12,822                               $12,842
Aug-2000                        $12,910                               $12,909
Sep-2000                        $12,985                               $12,977
Oct-2000                        $13,059                               $13,045
Nov-2000                        $13,120                               $13,117
Dec-2000                        $13,213                               $13,189
Jan-2001                        $13,292                               $13,276
Feb-2001                        $13,346                               $13,326
Mar-2001                        $13,411                               $13,388
Apr-2001                        $13,463                               $13,446
May-2001                        $13,502                               $13,499
Jun-2001                        $13,541                               $13,538
Jul-2001                        $13,620                               $13,583
Aug-2001                        $13,685                               $13,628
Sep-2001                        $13,817                               $13,686
Oct-2001                        $13,909                               $13,722
Nov-2001                        $13,909                               $13,752
Dec-2001                        $13,940                               $13,774
Jan-2002                        $13,968                               $13,795
Feb-2002                        $14,008                               $13,813
Mar-2002                        $13,968                               $13,833
Apr-2002                        $14,050                               $13,855
May-2002                        $14,105                               $13,878
Jun-2002                        $14,160                               $13,898
Jul-2002                        $14,256                               $13,919
Aug-2002                        $14,297                               $13,939
Sep-2002                        $14,339                               $13,961
Oct-2002                        $14,381                               $13,982
Nov-2002                        $14,381                               $14,004

    ANNUALIZED                   ONE           FIVE            FROM
    TOTAL RETURN (%)             YEAR         YEARS        OCTOBER 1995
    -------------------------------------------------------------------
                                 3.39          5.12            5.20

[SIDE NOTE]
- THE PORTFOLIO MAXIMIZES EXPECTED RETURNS BY USING A STRATEGY OF SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. ISSUES WHICH MEET MATURITY AND QUALITY LEVEL ARE FURTHER EVALUATED FOR BUSINESS RISK. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Three-Month U.S. Treasury Bill Index courtesy of Merrill Lynch.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA GLOBAL BOND PORTFOLIO VS.
LEHMAN AGGREGATE INDEX
FEBRUARY 1995-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          VA GLOBAL BOND PORTFOLIO  LEHMAN AGGREGATE INDEX
                           $10,000                 $10,000
Feb-1995                   $10,155                 $10,238
Mar-1995                   $10,339                 $10,300
Apr-1995                   $10,484                 $10,445
May-1995                   $10,712                 $10,849
Jun-1995                   $10,719                 $10,928
Jul-1995                   $10,816                 $10,904
Aug-1995                   $10,853                 $11,036
Sep-1995                   $10,992                 $11,143
Oct-1995                   $11,080                 $11,288
Nov-1995                   $11,268                 $11,457
Dec-1995                   $11,314                 $11,618
Jan-1996                   $11,405                 $11,694
Feb-1996                   $11,243                 $11,491
Mar-1996                   $11,297                 $11,410
Apr-1996                   $11,351                 $11,346
May-1996                   $11,416                 $11,324
Jun-1996                   $11,453                 $11,476
Jul-1996                   $11,540                 $11,506
Aug-1996                   $11,716                 $11,487
Sep-1996                   $11,935                 $11,687
Oct-1996                   $12,145                 $11,946
Nov-1996                   $12,299                 $12,151
Dec-1996                   $12,329                 $12,038
Jan-1997                   $12,425                 $12,075
Feb-1997                   $12,533                 $12,105
Mar-1997                   $12,458                 $11,971
Apr-1997                   $12,555                 $12,150
May-1997                   $12,640                 $12,266
Jun-1997                   $12,825                 $12,412
Jul-1997                   $12,960                 $12,747
Aug-1997                   $12,984                 $12,638
Sep-1997                   $13,106                 $12,825
Oct-1997                   $13,156                 $13,011
Nov-1997                   $13,230                 $13,071
Dec-1997                   $13,288                 $13,203
Jan-1998                   $13,423                 $13,372
Feb-1998                   $13,519                 $13,362
Mar-1998                   $13,594                 $13,407
Apr-1998                   $13,649                 $13,477
May-1998                   $13,758                 $13,605
Jun-1998                   $13,817                 $13,720
Jul-1998                   $13,900                 $13,749
Aug-1998                   $14,024                 $13,973
Sep-1998                   $14,206                 $14,300
Oct-1998                   $14,276                 $14,224
Nov-1998                   $14,346                 $14,306
Dec-1998                   $14,383                 $14,348
Jan-1999                   $14,508                 $14,450
Feb-1999                   $14,550                 $14,197
Mar-1999                   $14,648                 $14,276
Apr-1999                   $14,759                 $14,321
May-1999                   $14,759                 $14,195
Jun-1999                   $14,718                 $14,150
Jul-1999                   $14,731                 $14,090
Aug-1999                   $14,772                 $14,083
Sep-1999                   $14,828                 $14,247
Oct-1999                   $14,828                 $14,299
Nov-1999                   $14,898                 $14,298
Dec-1999                   $14,962                 $14,229
Jan-2000                   $14,977                 $14,182
Feb-2000                   $15,050                 $14,354
Mar-2000                   $15,139                 $14,543
Apr-2000                   $15,198                 $14,501
May-2000                   $15,242                 $14,494
Jun-2000                   $15,331                 $14,796
Jul-2000                   $15,420                 $14,930
Aug-2000                   $15,478                 $15,147
Sep-2000                   $15,582                 $15,242
Oct-2000                   $15,685                 $15,343
Nov-2000                   $15,773                 $15,594
Dec-2000                   $15,907                 $15,884
Jan-2001                   $16,018                 $16,143
Feb-2001                   $16,098                 $16,284
Mar-2001                   $16,177                 $16,365
Apr-2001                   $16,224                 $16,296
May-2001                   $16,287                 $16,394
Jun-2001                   $16,303                 $16,456
Jul-2001                   $16,447                 $16,825
Aug-2001                   $16,574                 $17,019
Sep-2001                   $16,812                 $17,216
Oct-2001                   $17,034                 $17,576
Nov-2001                   $16,923                 $17,333
Dec-2001                   $16,856                 $17,222
Jan-2002                   $16,906                 $17,362
Feb-2002                   $17,055                 $17,530
Mar-2002                   $16,789                 $17,239
Apr-2002                   $17,071                 $17,574
May-2002                   $17,221                 $17,723
Jun-2002                   $17,421                 $17,877
Jul-2002                   $17,754                 $18,094
Aug-2002                   $17,986                 $18,399
Sep-2002                   $18,319                 $18,697
Oct-2002                   $18,286                 $18,611
Nov-2002                   $18,120                 $18,606

    ANNUALIZED                   ONE           FIVE            FROM
    TOTAL RETURN (%)             YEAR         YEARS        FEBRUARY 1995
    --------------------------------------------------------------------
                                 7.07          6.49            7.88

[SIDE NOTE]
- THE PORTFOLIO INVESTS IN U.S. AND INTERNATIONAL GOVERNMENT BONDS, DEBT GUARANTEED BY FOREIGN GOVERNMENTS, HIGH QUALITY CORPORATE DEBT, BANK OBLIGATIONS, AND DEBT OF SUPRANATIONAL ISSUERS WITH MATURITIES OF 5 YEARS OR LESS. ELIGIBLE COUNTRIES INCLUDE THE UNITED STATES, CANADA, UNITED KINGDOM, GERMANY, JAPAN, FRANCE, AUSTRALIA, THE NETHERLANDS, SWEDEN AND DENMARK. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED HORIZON RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE MATURITY RANGE WITH THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND. COUNTRY WEIGHTING IS INCREASED OR REDUCED BASED ON EXPECTED RETURNS. THE PORTFOLIO MAY BE CONCENTRATED IN THE U.S. IF WARRANTED BY THE SHAPE OF INTERNATIONAL CURVES.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Aggregate Index courtesy of Lehman Brothers, Inc.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2002

    The performance for the U.S. equity market for the period under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks, and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" status is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

    Of the two factors, the value/growth distinction was the more significant during the year ended November 30, 2002. Value stocks experienced losses, while growth stocks turned in unusually weak results.

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 3000 Value Index..........................           -9.03%
Russell 3000 Growth Index.........................          -22.53%

    To a lesser extent, results were also a function of company size: small company stocks outperformed large company stocks.

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 2000 Index (small companies)..............          -10.60%
Russell 1000 Index (large companies)..............          -16.06%

    When the value and growth sectors are analyzed by size, the distinction in performance is even more clearly illustrated. Small value companies performed the best while large growth stocks performed the worst:

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 2000 Value Index (small value
  companies)......................................           -1.80%
Russell 1000 Value Index (large value
  companies)......................................           -9.61%
Russell 2000 Growth Index (small growth
  companies)......................................          -20.43%
Russell 1000 Growth Index (large growth
  companies)......................................          -22.68%

--------------
Source: Frank Russell Co.

    Differences in returns for the various Dimensional U.S. equity funds over this period were primarily attributable to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc., the fund's investment adviser (the "Advisor"), generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperforming these benchmarks.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

VA SMALL VALUE PORTFOLIO

    The VA Small Value Portfolio seeks to capture the returns of U.S. small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2002, the Portfolio held 1,664 stocks and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 3.5% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the twelve-month period ending November 30, 2002, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were -16.51% for the S&P 500-Registered Trademark- Index, -1.80% for the Russell 2000 Value Index, and -5.80% for the S&P/BARRA 600 SmallCap Value Index. Total return for the VA Small Value Portfolio over this period was 0.91%.

VA LARGE VALUE PORTFOLIO

    The VA Large Value Portfolio seeks to capture the returns of U.S. large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company value stocks, but does not attempt to closely track a specific equity index. The Portfolio held 217 stocks as of November 30, 2002, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 1.6% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2002, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were -16.51% for the S&P 500-Registered Trademark- Index, and -9.61% for the Russell 1000 Value Index. Total return for the VA Large Value Portfolio over this period was -14.57%.

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2002

    International equity markets were generally weak for the period under review. Expressed in local currencies, prices fell in all of the ten largest country constituents of the MSCI EAFE Index, and losses exceeded 15% in seven of the ten largest markets. Net returns were enhanced by strength in the euro, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was -20.37% in local currency and -12.50% in U.S. dollars.

               % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
               -------------------------------------------
                                               LOCAL
                                             CURRENCY        U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                 RETURN           RETURN
-----------------------------             ---------------  ---------------
United Kingdom..........................          -17.94%          -10.45%
Japan...................................          -14.39%          -13.97%
France..................................          -24.39%          -16.02%
Switzerland.............................          -15.06%           -5.70%
Germany.................................          -32.59%          -25.10%
Netherlands.............................          -22.22%          -13.58%
Australia...............................           -4.80             2.76%
Italy...................................          -13.29%           -3.67%
Spain...................................          -19.85%          -10.95%
Sweden..................................          -31.66%          -19.47%

--------------
Source: Morgan Stanley Capital International

    Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

    % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002 (U.S. DOLLARS)
    ----------------------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
MSCI EAFE Small Cap Index (price-only)............          -10.16%
Salomon Smith Barney Extended Market Index -- EPAC
  (small companies)...............................           -7.13%
MSCI EAFE Value Index (net dividends).............          -11.54%
MSCI EAFE Index (net dividends)...................          -12.50%
MSCI EAFE Growth Index (net dividends)............          -13.52%

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

VA INTERNATIONAL VALUE PORTFOLIO

    The VA International Value Portfolio seeks to capture the returns of international large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Portfolio held 446 stocks in twenty-one developed-country markets, as of November 30, 2002, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 3.0% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2002, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were -12.50% for the MSCI EAFE Index (net dividends), -13.52% for the MSCI EAFE Growth Index (net dividends), and -11.54% for the MSCI EAFE Value Index (net dividends). Total return for the VA International Value Portfolio over this period was -5.71%.

VA INTERNATIONAL SMALL PORTFOLIO

    The VA International Small Portfolio seeks to capture the returns of international small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2002, the Portfolio held 863 stocks in twenty-one developed-country markets, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 3.2% of the Master Funds' assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2002, international small company stocks outperformed large company stocks, although returns were negative in both cases. Total returns were -7.13% for the Salomon Smith Barney Extended Market Index -- EPAC, -12.50% for the large-company MSCI EAFE Index (net dividends), and 0.27% for the VA International Small Portfolio.

FIXED INCOME MARKET REVIEW                          YEAR ENDED NOVEMBER 30, 2002

    During the period under review, interest rates fell to their lowest levels in decades, and the Federal Reserve cut the target rate for federal funds to 1.25%, the lowest since 1961. Yields on ten-year U.S. Treasury notes fell below 4% in September and October 2002, reaching levels not seen since 1963. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, fell 60 basis points during the period under review, while the yield on 10-year U.S. Treasury notes fell 52 basis points. The shape of the yield curve, however, changed little. Throughout the period under review, it remained upwardly-sloped, with yields on long-term instruments exceeding yields on short-term instruments.

                                     11/30/01  11/30/02      CHANGE
                                     --------  --------  --------------
Three-month LIBOR..................    2.03%     1.43%           -0.60%
10-Year U.S. Treasury note yield...    4.73%     4.21%           -0.52%

--------------
Source: The Wall Street Journal

    There is generally an inverse relationship between interest rates and bond prices, such that bond prices rise when interest rates fall. As a result, total return on fixed income strategies during the period under review was principally determined by the average maturity of securities in the respective Portfolio. Intermediate-term instruments outperformed short-term securities: for the year ended November 30, 2002, total returns were 1.84% for Three-Month U.S. Treasury Bill Index*, 5.08% for the Merrill Lynch 1-3 Year Government/Corporate Index, and 7.13% for the Lehman Intermediate Government Index.
--------------
*Source: Stocks, Bonds, Bills and Inflation Yearbook-TM-, Ibbotson & Sinquefield

    The Advisor's fixed income approach is based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher yields associated with the longer maturities. As yield curves in both the United States and major international bond markets were generally upwardly-sloped during the period under review, the weighted average maturity of the Portfolio generally favored the longer end of their respective maturity ranges.

FIXED INCOME PORTFOLIOS' PERFORMANCE OVERVIEW

VA SHORT-TERM FIXED PORTFOLIO

    The VA Short-Term Fixed Portfolio seeks to maximize total return from a universe of high quality fixed-income securities with an average maturity of one year or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Portfolio showed little change for the period under review, decreasing from 343 days on November 30, 2001, to 341 days, on November 30, 2002. For the year ended November 30, 2002, total returns were 3.37% for the VA Short-Term Fixed Portfolio and 1.84% for the Three-Month U.S. Treasury Bill Index. The Portfolio was essentially fully invested in fixed-income securities throughout the year: cash equivalents averaged less than 2.0% of Fund assets.

VA GLOBAL BOND PORTFOLIO

    The VA Global Bond Portfolio seeks to maximize total return from a universe of U.S. and foreign debt securities maturing in five years or less, which include U.S. government securities, high quality corporate and currency-hedged global fixed income instruments. Eligible countries include the United States, Canada, United Kingdom, Germany, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Portfolio increased from
3.36 years on November 30, 2001 to 3.99 years on November 30, 2002. For the year ended November 30, 2002, total returns were 7.05% for the VA Global Bond Portfolio and 7.34% for the Lehman Aggregate Index. The Portfolio was essentially fully invested in fixed-income securities throughout the year: cash equivalents averaged less than 2.0% of Portfolio assets.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            VA SMALL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                          SHARES       VALUE+
                                          ------       ------
COMMON STOCKS -- (96.6%)
 1st Source Corp........................   2,600     $    42,640
 *24/7 Media, Inc.......................   2,000             670
 *3 Dimensional Pharmaceuticals, Inc....     400           1,850
 *3TEC Energy Corp......................   1,700          23,298
 *Aames Financial Corp..................     560             896
 AAR Corp...............................   4,100          22,550
 ABC Bancorp............................   1,200          15,702
 *Abgenix, Inc..........................   9,100          84,493
 *Abiomed, Inc..........................   2,200          10,890
 *Abraxas Petroleum Corp................   1,000             770
 *Acceptance Insurance Companies,
   Inc..................................   1,400             106
 *Accrue Software, Inc..................   2,000              95
 Aceto Corp.............................     660          11,263
 *Aclara Biosciences, Inc...............   3,700           8,602
 *Acme Communications, Inc..............   1,600          12,096
 *Acme Metals, Inc......................   1,000              10
 *ACT Teleconferencing, Inc.............     800           1,096
 *Active Power, Inc.....................   5,200          10,634
 Acuity Brands, Inc.....................   1,700          23,086
 *Adaptec, Inc..........................  11,100          74,758
 *ADE Corp..............................   1,000           8,250
 *Adept Technology, Inc.................   1,700             926
 *#Administaff, Inc.....................   3,300          22,440
 *Advance Lighting Technologies, Inc....     900             283
 *Advanced Digital Information Corp.....   5,200          38,714
 *Advanced Power Technology, Inc........   1,200           5,598
 Advanta Corp. Class A..................   1,100          10,312
 Advanta Corp. Class B Non-Voting.......   2,000          19,430
 *Advent Software, Inc..................   2,000          33,370
 *Aehr Test Systems.....................   1,000           2,950
 *AEP Industries, Inc...................     500           6,105
 *Aerovox, Inc..........................     400               1
 *Aether Systems, Inc...................   5,200          18,122
 *Aetrium, Inc..........................   1,200           1,428
 *Agco Corp.............................   2,300          55,522
 *Agile Software Corp...................   3,800          34,124
 *AHL Services, Inc.....................   1,700             756
 *AHT Corp..............................   1,000               1
 *Air Methods Corp......................     300           1,588
 Airborne, Inc..........................   6,300          90,279
 *Airgas, Inc...........................   3,900          65,559
 *Airnet Communications Corp............     200             152
 *Airnet Systems, Inc...................     600           3,018
 *Airspan Networks, Inc.................     600             657
 *AK Steel Holding Corp.................  11,900          96,390
 *#Akamai Technologies, Inc.............   7,100          14,555
 Alamo Group, Inc.......................   1,200          14,280
 *Alaska Air Group, Inc.................   4,000          84,680
 *Alaska Communications Systems Group,
   Inc..................................   1,700           3,315
 *Aldila, Inc...........................     433             693
 Alexander & Baldwin, Inc...............   5,300         130,671
 *Alexion Pharmaceuticals, Inc..........   2,000          35,120
 Alico, Inc.............................   1,000          24,585
 *All American Semiconductor, Inc.......     260             656
 Allegheny Teledyne, Inc................   6,100          43,615
                                          SHARES       VALUE+
                                          ------       ------
 *#Allegiance Telecom, Inc..............   8,600     $    12,943
 Allegiant Bancorp, Inc.................     100           1,728
 *Allen Telecom, Inc....................   3,300          31,515
 *Alliance Semiconductor Corp...........   5,000          21,925
 *Allied Healthcare International,
   Inc..................................   3,000          12,900
 *Allied Healthcare Products, Inc.......   1,700           5,108
 *Allied Holdings, Inc..................   1,200           3,900
 *Allied Motion Technologies, Inc.......     400             880
 *Allied Research Corp..................     300           4,830
 *Allmerica Financial Corp..............   5,100          56,049
 *Allou Health & Beauty Care, Inc. Class
   A....................................     500           1,350
 *Alloy Online, Inc.....................   2,400          28,524
 *Allscripts Healthcare Solutions,
   Inc..................................   3,600          10,548
 *Alpha Technologies Group, Inc.........     520             705
 *Alphanet Solutions, Inc...............   1,200           1,920
 Alpharma, Inc. Class A.................   5,500          73,975
 *#Alterra Healthcare Corp..............   3,000             540
 *Ambassadors Group, Inc................     500           6,755
 *Ambassadors, Inc......................   1,200          10,434
 *AMC Entertainment, Inc................   3,200          31,520
 *Amcast Industrial Corp................     700           1,435
 Amcol International Corp...............   2,900          17,371
 *Amerco, Inc...........................   2,600          11,947
 *America West Holdings Corp. Class B...   3,800           8,322
 *#American Aircarriers Support, Inc....   1,000               0
 *American Classic Voyages Co...........   2,100               0
 *American Greetings Corp. Class A......   5,800          94,366
 *American Independence Corp............   2,600           7,020
 *American Medical Security Group,
   Inc..................................   1,800          20,682
 *American Pacific Corp.................     700           6,125
 *American Physicians Capital, Inc......   1,200          22,242
 *American Physicians Services Group,
   Inc..................................     500           2,005
 *American Retirement Corp..............   2,200           3,630
 *American Software, Inc. Class A.......   1,900           5,434
 *American Superconductor Corp..........   3,000          10,740
 *American Technical Ceramics Corp......     200           1,040
 *American Tower Corp...................  17,700          70,092
 *America's Car-Mart, Inc...............   1,000          12,340
 *#Americredit Corp.....................   5,200          43,264
 *Ameripath, Inc........................   3,600          60,858
 AmeriServe Financial, Inc..............   1,700           5,193
 Ameron International Corp..............     300          17,103
 AmerUs Group Co........................   3,000          96,150
 *#Ames Department Stores, Inc..........   2,200               3
 Ampco-Pittsburgh Corp..................   1,400          17,766
 *AMR Corp..............................   9,400          72,756
 *Amrep Corp............................     600           4,554
 *Amresco, Inc..........................   1,120               0
 *Amwest Insurance Group, Inc...........   1,000               5
 *Anadigics, Inc........................   3,400          13,209
 *Analysts International Corp...........   2,900           6,655
 *Anaren Microwave, Inc.................   2,500          28,875
 Andersons, Inc.........................   1,000          11,975
 *Andrew Corp...........................  12,300         138,559
 Angelica Corp..........................     400           9,040

VA SMALL VALUE PORTFOLIO
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 *Angelo & Maxie's, Inc.................     250     $       925
 *#Anicom, Inc..........................     700               0
 *AnswerThink Consulting Group, Inc.....   2,900           7,699
 *APA Optics, Inc.......................     800           1,408
 Apogee Enterprises, Inc................   2,300          21,401
 *Applica, Inc..........................   3,300          16,368
 *Applied Extrusion Technologies, Inc...   2,000           5,310
 *Applied Films Corp....................   1,100          22,330
 *Applied Graphics Technologies, Inc....     800             544
 Applied Industrial Technologies, Inc...   2,200          39,600
 *Applied Innovation, Inc...............   1,600           5,656
 *Applied Micro Circuits Corp...........   8,200          37,433
 *Applied Molecular Evolution, Inc......   1,800           3,681
 *Applied Signal Technologies, Inc......     900           9,589
 *Apropos Technology, Inc...............   1,300           2,073
 *Arch Capital Group, Ltd...............   1,500          45,330
 Arch Chemicals, Inc....................   3,500          71,330
 Arch Coal, Inc.........................     500          10,005
 Arctic Cat, Inc........................     200           3,086
 *Arena Pharmaceuticals, Inc............   3,800          25,327
 Argonaut Group, Inc....................   2,800          45,934
 *Argonaut Technologoes, Inc............     400             374
 *Ariba, Inc............................  20,900          87,466
 *Arkansas Best Corp....................     800          23,432
 *Arlington Hospitality, Inc............     400           1,196
 *#Armstrong Holdings, Inc..............   5,300           3,259
 *Arqule, Inc...........................   2,300          13,558
 *Arris Group, Inc......................   9,760          32,745
 *Artesyn Technologies, Inc.............   4,500          18,472
 *Asante Technologies, Inc..............     300              19
 *Ascential Software Corp...............  27,500          82,362
 *Ashworth, Inc.........................   2,500          13,012
 *Aspect Communications Corp............   3,700          11,673
 *#Aspen Technology, Inc................   2,900          10,048
 *Astea International, Inc..............   1,200             822
 *Astec Industries, Inc.................   2,600          26,624
 *#AstroPower, Inc......................   1,300          11,375
 *Asyst Technologies, Inc...............   2,900          24,331
 *ATA Holdings Corp.....................     800           5,240
 *Atchison Casting Corp.................     200              85
 *Atlantic American Corp................   1,900           3,116
 *Atlantis Plastics, Inc................     200             930
 *Atlas Air, Inc........................   5,000          13,100
 *ATP Oil & Gas Corp....................     700           2,901
 *Atrion Corp...........................     200           4,331
 *ATS Medical, Inc......................   1,300           1,111
 *Audio Visual Services Corp............   3,600               0
 *Audiovox Corp. Class A................   2,400          26,112
 *August Technology Corp................     100             677
 *Aurora Foods, Inc.....................   7,551           4,682
 *Autoimmune, Inc.......................   1,100           1,017
 *Avalon Holding Corp. Class A..........     262             579
 *Avanex Corp...........................   7,100          11,928
 *Avatar Holdings, Inc..................   1,000          24,500
 *Avenue A, Inc.........................     200             695
 *Aviall, Inc...........................   2,800          22,848
 *Avici Systems Inc.....................     275           1,079
 *Avid Technology, Inc..................     600          11,778
 *Avigen, Inc...........................   2,700          21,789
 *#Avteam, Inc. Class A.................   1,500               3
 *Aware, Inc............................   2,900           8,163
 *Axcelis Technologies, Inc.............   6,000          49,020
 *Axeda Systems, Inc....................   1,700           1,317
                                          SHARES       VALUE+
                                          ------       ------
 *Axsys Technologies, Inc...............   1,000     $     7,535
 *AXT, Inc..............................   2,800           7,420
 *Aztar Corp............................   4,100          58,097
 *AZZ, Inc..............................     500           6,375
 Badger Meter, Inc......................     200           6,150
 Bairnco Corp...........................     900           4,815
 *Baker (Michael) Corp..................     200           1,956
 Baldwin & Lyons, Inc. Class B..........     600          14,358
 *Baldwin Technology, Inc. Class A......   1,400           1,190
 *Ballantyne Omaha, Inc.................   1,200             708
 *Bally Total Fitness Holding Corp......   3,800          34,010
 *Bancinsurance Corp....................     625           2,947
 Bandag, Inc............................     700          28,518
 Bandag, Inc. Class A...................   1,000          36,100
 *Bank United Financial Corp. Class A...   3,100          48,422
 BankAtlantic Bancorp, Inc. Class A.....     796           7,459
 Banner Corp............................   1,573          31,452
 *Barry (R.G.) Corp.....................   1,300           6,110
 Bassett Furniture Industries, Inc......   2,200          29,579
 *Bay View Capital Corp.................   8,000          46,560
 *Bayou Steel Corp. Class A.............   1,900             323
 *Beazer Homes USA, Inc.................   1,300          82,901
 *Bel Fuse, Inc. Class A................     200           3,320
 Belden, Inc............................   2,800          47,040
 *Bell Industries, Inc..................   1,860           2,883
 *Bell Microproducts, Inc...............   2,250          16,785
 *Benchmark Electronics, Inc............   1,500          46,665
 *Bethlehem Steel Corp..................  10,000           2,050
 *Beverly Enterprises...................  13,100          42,706
 *Big 4 Ranch, Inc......................     300               0
 *Big Lots, Inc.........................     200           2,540
 *Biocryst Pharmaceuticals, Inc.........   1,500           1,612
 *Bionx Implants, Inc...................   1,300           3,809
 *Biosource International, Inc..........   1,000           5,800
 *Birmingham Steel Corp.................     600             270
 Blair Corp.............................   1,500          37,860
 *Blue Coat Systems, Inc................     520           1,989
 *Bluegreen Corp........................   3,500          13,300
 BMC Industries, Inc....................   4,100           7,585
 *BNS Co. Class A.......................     240             648
 Bob Evans Farms, Inc...................   2,500          61,062
 *Boca Resorts, Inc.....................   5,300          61,215
 *Bogen Communications International,
   Inc..................................   1,000           4,405
 *Bolt Technology Corp..................     300           1,035
 *Bombay Co., Inc.......................   5,400          22,896
 *Bon-Ton Stores, Inc...................   1,900           7,856
 *Books-a-Million, Inc..................   2,700           7,101
 *Boston Communications Group, Inc......     500           6,760
 Bostonfed Bancorp, Inc.................   1,000          29,500
 *Bottomline Technologies, Inc..........   2,200          12,694
 Bowne & Co., Inc.......................   4,100          43,460
 *Brass Eagle, Inc......................     700           6,153
 *Braun Consulting, Inc.................   1,900           2,175
 *Brightpoint, Inc......................     985           6,151
 *BrightStar Information Technology
   Group, Inc...........................   1,400              24
 *Broadwing, Inc........................  15,500          62,620
 *Brooks-PRI Automation Inc.............   3,500          50,505
 *Brookstone, Inc.......................   1,500          22,732
 *Brooktrout, Inc.......................   1,500           7,470
 *Brown (Tom), Inc......................   1,700          41,395
 Brown Shoe Company, Inc................   4,200         101,220

VA SMALL VALUE PORTFOLIO
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 *Brush Engineered Materials, Inc.......   2,200     $    13,310
 BSB Bancorp, Inc.......................   1,000          22,335
 *BSQUARE Corp..........................   3,700           4,976
 *BTU International, Inc................   1,700           4,335
 *Buca, Inc.............................   2,300          21,574
 *Buckeye Technology, Inc...............   4,500          30,285
 *Building Materials Holding Corp.......   1,700          22,788
 Burlington Coat Factory Warehouse
   Corp.................................   5,500         113,685
 Bush Industries, Inc. Class A..........   1,300           8,957
 *Butler International, Inc.............   1,000             375
 Butler Manufacturing Co................   1,000          19,050
 *BWAY Corp.............................   1,000          19,630
 *C-COR.Net Corp........................   3,800          15,257
 *Cable Design Techologies Corp.........   5,500          44,550
 Cabot Oil & Gas Corp. Class A..........   3,000          69,300
 Cadmus Communications Corp.............   1,300          13,715
 Calgon Carbon Corp.....................   4,800          23,904
 *Calico Commerce, Inc..................   1,000             265
 *California Amplifier, Inc.............     900           5,044
 *California Coastal Communities, Inc...   1,000           5,515
 California First National Bancorp......   1,000          13,025
 *Caliper Technologies Corp.............   3,200          11,216
 *Callon Petroleum Corp.................   1,800          10,566
 Cal-Maine Foods, Inc...................     800           2,352
 *Caminus Corp..........................   2,300           5,140
 *Candela Laser Corp....................   1,000           6,470
 *Cannondale Corp.......................   1,000           1,510
 *Canterbury Information Technology,
   Inc..................................   1,000             375
 *Capital Crossing Bank.................     900          21,775
 *Capital Pacific Holdings, Inc.........   1,000           3,190
 *Capital Senior Living Corp............   3,000           7,950
 *Capital Trust, Inc....................     200             900
 *Capstone Turbine Corp.................   7,900           9,322
 *Captaris, Inc.........................   3,800           9,044
 Caraustar Industries, Inc..............   3,400          31,637
 *Carbide/Graphite Group, Inc...........   1,000              10
 *Carecentric, Inc......................      80              25
 *CarMax, Inc...........................     900          17,730
 Carpenter Technology Corp..............   3,800          52,174
 *Carreker Corp.........................     800           5,060
 *Carriage Services, Inc. Class A.......   2,100           9,345
 *Carrier Access Corp...................   2,600           1,495
 *Carrington Laboratories, Inc..........   1,000           1,050
 *Carrizo Oil & Gas, Inc................     100             457
 Cascade Corp...........................     900          12,600
 *Casella Waste Systems, Inc. Class A...   2,800          20,468
 Casey's General Stores, Inc............   5,100          62,016
 Cash America International, Inc........   2,700          24,381
 *Castle (A.M.) & Co....................   1,600           8,400
 Castle Energy Corp.....................   1,000           4,280
 *Casual Male Corp......................   1,700               0
 *Casual Male Retail Group, Inc.........   1,300           5,148
 *Catalina Lighting, Inc................     120           1,149
 *Catalytica Energy Systems, Inc........     600           1,698
 *Cavalier Homes, Inc...................   3,000           7,020
 *CDI Corp..............................     800          23,008
 *Celadon Group, Inc....................     800           8,252
 *Celebrity, Inc........................     125             136
 *Celeritek, Inc........................   1,500          10,155
 *Cell Genesys, Inc.....................   3,700          48,303
 *CellStar Corp.........................   1,300           6,090
                                          SHARES       VALUE+
                                          ------       ------
 Centex Construction Products, Inc......     400     $    14,436
 *Centillium Communications, Inc........   3,100           8,974
 *Central Garden & Pet Co...............   3,100          59,365
 Central Parking Corp...................   2,400          46,536
 Century Aluminum Co....................   2,700          20,709
 *Century Business Services, Inc........  11,200          36,456
 *Ceradyne, Inc.........................   1,200           7,686
 *Ceres Group, Inc......................   3,500           6,020
 CFS Bancorp, Inc.......................   1,100          15,856
 *Champion Enterprises, Inc.............   5,900          21,535
 Champion Industries, Inc...............   1,000           2,680
 *Championship Auto Racing Teams,
   Inc..................................   1,500           6,405
 *Champps Entertainment, Inc............     400           4,456
 *Channell Commercial Corp..............     100             465
 *Charming Shoppes, Inc.................  13,200          62,634
 *Chart Industries, Inc.................   2,500           1,575
 *#Charter Communications, Inc..........  22,000          44,990
 *Checkers Drive-In Restaurant, Inc.....   1,115           8,485
 *CheckFree Corp........................   4,600          90,137
 *Checkpoint System, Inc................   4,000          43,560
 Chemed Corp............................   1,000          36,800
 Chesapeake Corp........................   2,000          37,600
 Chesapeake Energy Corp.................   2,880          19,958
 *Chromcraft Revington, Inc.............     600           7,830
 *Chronimed, Inc........................   1,600           9,568
 *Ciber, Inc............................   1,000           6,000
 *Cimarex Energy Co.....................     800          12,096
 *Ciphergen Biosystems, Inc.............   1,700           5,924
 *Ciprico, Inc..........................   1,000           3,755
 CIRCOR International, Inc..............   1,300          20,059
 *Circuit Systems, Inc..................   1,000              45
 *Citizens, Inc. Class A................   1,136           9,429
 *CKE Restaurants, Inc..................   7,500          37,350
 *Clarus Corp...........................   2,000          11,320
 Classic Vacation Group, Inc............   1,100             236
 *Clayton Williams Energy, Inc..........   1,000          10,970
 *Clean Harbors, Inc....................     200           2,919
 *Cleveland Cliffs, Inc.................   1,200          24,900
 CNA Surety Corp........................   5,400          43,038
 *CNET Networks, Inc....................  14,200          43,736
 *CNS, Inc..............................   1,800          11,556
 Coachmen Industries, Inc...............   2,000          31,900
 *Coast Dental Services, Inc............     333             989
 *Coast Distribution System.............     300             615
 Coastal Bancorp, Inc...................   1,000          30,990
 *Coastcast Corp........................   1,000           2,040
 *Cobalt Corp...........................   2,200          26,730
 *Cobra Electronic Corp.................   1,000           6,305
 *#Coeur d'Alene Mines Corp.............   4,400           6,556
 *Cogent Communications Group, Inc......      96             133
 *Coherent, Inc.........................   3,800          81,016
 *Cohesion Technologies, Inc............   1,200           4,614
 *Cole National Corp. Class A...........   1,000          10,900
 *Collins & Aikman Corp.................   6,900          28,290
 *Colorado Medtech, Inc.................   1,400           2,870
 *Columbia Banking System, Inc..........   1,778          23,843
 *Columbus McKinnon Corp................   2,000           9,390
 *Com21, Inc............................     300             147
 *Comarco, Inc..........................   1,000           8,335
 *Comdial Corp..........................     600             111
 *Comforce Corp.........................   2,000           1,650
 *Comfort Systems USA, Inc..............   4,400          13,860

VA SMALL VALUE PORTFOLIO
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 *#Commerce One, Inc....................     250     $     1,360
 Commercial Metals Co...................   3,600          60,480
 Commonwealth Industries, Inc...........   2,100          13,555
 *Commscope, Inc........................   6,900          62,100
 *Communications Systems, Inc...........   1,000           7,450
 Community Trust Bancorp, Inc...........   1,320          38,940
 *Compucom Systems, Inc.................   5,100          33,991
 *CompuCredit Corp......................   5,900          42,421
 *Computer Access Technology Corp.......   1,600           3,328
 *Computer Horizons Corp................   4,100          14,432
 *#Computer Learning Centers, Inc.......   1,400               1
 *Computer Network Technology Corp......   3,300          30,657
 *Computer Task Group, Inc..............   2,200           7,920
 CompX International, Inc...............     200           1,676
 *Comshare, Inc.........................   1,000           1,965
 *Comstock Resources, Inc...............   3,700          31,228
 *Comtech Telecommunications Corp.......   1,000           9,605
 *Concerto Software, Inc................   1,200           7,626
 *Concord Camera Corp...................   3,300          19,882
 *Cone Mills Corp.......................   3,900           8,190
 *Congoleum Corp. Class A...............   1,000             700
 *Conmed Corp...........................     400           7,630
 *Consolidated Graphics, Inc............   1,700          34,850
 *Consumer Portfolio Services, Inc......   1,000           2,180
 *Continental Airlines, Inc.............   7,500          70,500
 *Convera Corp..........................   1,900           5,956
 *#Cooker Restaurant Corp...............     500               9
 Cooper Tire & Rubber Co................   7,500         119,250
 *CoorsTek, Inc.........................     700          16,005
 *Corixa Corp...........................   2,200          15,796
 Corn Products International, Inc.......   4,000         118,680
 *Cornell Companies, Inc................   1,500          13,845
 *Correctional Services Corp............   1,100           2,645
 *Corrections Corporation of America....   2,900          51,910
 *Corrpro Companies, Inc................     375             217
 Corus Bankshares, Inc..................   1,000          45,160
 *Corvas International, Inc.............   2,800           4,648
 *Covansys Corp.........................   3,500          13,702
 *#Covanta Energy Corp..................   3,200              30
 *Covenant Transport, Inc. Class A......   2,000          35,380
 CPAC, Inc..............................   1,000           5,280
 CPB, Inc...............................   2,600          68,783
 *Credence Systems Corp.................   6,800          73,508
 *Credit Acceptance Corp................   5,400          43,200
 *Criticare Systems, Inc................     600           2,106
 Crompton Corp..........................   4,200          29,652
 *Cross (A.T.) Co. Class A..............   1,800          10,800
 *Crossroads Systems, Inc...............   2,700           2,605
 *Crown Castle International Corp.......  22,200          87,912
 *Crown Cork & Seal Co., Inc............  10,200          88,128
 *Crown Crafts, Inc.....................     700             329
 *Crown Media Holdings, Inc.............   7,800          35,724
 *Crown-Andersen, Inc...................     100             361
 *#Cryolife, Inc........................   2,400          13,128
 *CSK Auto Corp.........................     700           8,743
 *CSP, Inc..............................     266             716
 *CSS Industries, Inc...................   1,000          34,900
 CTS Corp...............................   4,200          33,516
 Cubic Corp.............................      50             847
 *Culp, Inc.............................   1,200          10,680
 Cummins Engine Co., Inc................   2,500          78,600
 *Cumulus Media, Inc. Class A...........   1,800          29,835
 *CuraGen Corp..........................   6,400          34,240
                                          SHARES       VALUE+
                                          ------       ------
 *Curis, Inc............................   3,000     $     3,270
 *Cutter & Buck, Inc....................   1,200           5,124
 *Cybersource Corp......................   3,400           8,517
 *Cybex International, Inc..............   1,400           1,890
 *Cypress Semiconductor Corp............   9,700          83,808
 *Cysive, Inc...........................   3,700           9,971
 *Cytrx Corp............................     700             203
 D & K Healthcare Resources, Inc........   1,800          16,605
 *D A Consulting Group, Inc.............     200              58
 *Daisytek International Corp...........   2,400          19,824
 *Dan River, Inc. Class A...............   3,400           6,120
 *Danielson Holding Corp................   3,100           6,045
 *Data I/O Corp.........................   1,500           1,912
 *Data Systems & Software, Inc..........   1,500           2,685
 *Datalink Corp.........................   1,300           4,173
 *Dataram Corp..........................   1,000           4,055
 *DataTRAK International, Inc...........     200             243
 *Dave and Busters, Inc.................   1,400          11,018
 *Daw Technologies, Inc.................     200              20
 *Dawson Geophysical Co.................     300           1,555
 *Deckers Outdoor Corp..................   1,000           3,895
 Delphi Financial Group, Inc. Class A...   1,520          58,140
 Delta Apparel, Inc.....................     420           6,195
 *Delta Financial Corp..................   1,600           1,840
 *Delta Woodside Industries, Inc........     525           2,599
 *Denali, Inc...........................   1,100              93
 *Denbury Resources, Inc................   2,200          22,726
 *Dendreon Corp.........................   1,600           6,480
 *Department 56, Inc....................   1,500          18,405
 *Devcon International Corp.............     400           2,664
 *DiamondCluster International, Inc.....   2,200           7,909
 *Digi International, Inc...............   3,100           9,424
 *Digitas, Inc..........................   5,200          16,484
 Dimon, Inc.............................   6,800          41,480
 *Discovery Partners International......   2,900           9,280
 *Ditech Communications Corp............   4,300          10,320
 *divine, Inc. Class A..................   1,200           2,106
 *Dixie Group, Inc......................   1,100           4,378
 *#Docent, Inc..........................     233             704
 *Dollar Thrifty Automotive Group,
   Inc..................................   3,200          67,456
 *Dominion Homes, Inc...................     800          13,416
 Donegal Group, Inc. Class A............     666           8,015
 Donegal Group, Inc. Class B............     333           3,488
 *Donnkenny, Inc........................     350             322
 *DoubleClick, Inc......................  12,900          92,235
 Dover Motorsports, Inc.................   1,600           6,080
 *#Dress Barn, Inc......................   2,100          29,190
 *Drugstore.com, Inc....................   6,900          14,421
 *DT Industries, Inc....................   1,300           3,250
 *Duckwall-Alco Stores, Inc.............   1,000          11,650
 *Ducommun, Inc.........................     100           1,390
 *DuPont Photomasks, Inc................   2,000          55,590
 *Dura Automotive Systems, Inc..........   2,014          19,586
 *DUSA Pharmaceuticals, Inc.............   1,600           2,928
 *DVI, Inc..............................   1,300          11,492
 *Dwyer Group, Inc......................   1,000           3,945
 *Dyax Corp.............................   2,400           4,884
 *Dycom Industries, Inc.................   5,133          77,560
 *#E Com Ventures, Inc..................     250           1,006
 *E-Z-EM, Inc...........................     327           2,943
 *E.piphany, Inc........................   7,900          39,342
 *Eagle Food Centers, Inc...............     250             139
 *EarthLink, Inc........................  16,300         101,549

VA SMALL VALUE PORTFOLIO
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Eastern Co.............................     300     $     3,360
 *eBenX, Inc............................   2,600          12,025
 eBT International, Inc.................   1,900             190
 *ECC International Corp................     800           3,184
 Ecology & Environment, Inc. Class A....     200           1,740
 *Eden Bioscience Corp..................   2,500           4,112
 *Edge Petroleum Corp...................   1,100           3,756
 *Edgewater Technology, Inc.............   1,567           6,574
 *Elder-Beerman Stores Corp.............   2,000           3,600
 *Electro Rent Corp.....................   2,900          35,061
 *Electroglas, Inc......................   2,800           7,168
 *Elite Information Group, Inc..........   1,000           7,530
 *eLoyalty Corp.........................   1,000           4,405
 EMC Insurance Group, Inc...............   1,200          22,380
 *EMCORE Corp...........................   3,100           9,873
 *Emisphere Technologies, Inc...........   2,200           8,756
 *Emmis Broadcasting Corp. Class A......   2,400          55,140
 *EMS Technologies, Inc.................     600           9,132
 *#ENBC Corp............................   1,600               4
 *Encore Med Corp.......................   1,300           3,601
 *Encore Wire Corp......................   1,000          10,295
 *Endologix, Inc........................     600             699
 *Energy Partners, Ltd..................   1,400          12,950
 *Enesco Group, Inc.....................   2,000          14,140
 *Entrada Networks, Inc.................     220              47
 *Entravision Communications Corp.......   5,800          63,278
 *Entrust Technologies, Inc.............   4,400          17,688
 *Environmental Elements Corp...........     600           1,398
 *ePlus, Inc............................   1,000           7,385
 *ePresence, Inc........................   2,300           5,531
 *Equity Oil Co.........................   2,300           4,427
 *Esco Technologies, Inc................   1,700          62,407
 *Essential Therapeutics, Inc...........     400             216
 *Esterline Technologies Corp...........   3,000          58,950
 *Ethyl Corp............................   1,940          11,174
 *Evans & Sutherland Computer Corp......     900           4,837
 *Evergreen Solar, Inc..................     700           1,008
 *Exabyte Corp..........................   2,200           1,705
 *Exar Corp.............................   4,100          57,892
 *eXcelon Corp..........................      78             245
 *Exelixis, Inc.........................   3,524          31,857
 *Exponent, Inc.........................     600           7,755
 *Extensity, Inc........................   2,200           3,828
 *Ezcorp, Inc. Class A Non-Voting.......   2,100           6,751
 Fab Industries, Inc....................     500           4,312
 *Fairchild Corp. Class A...............   3,113          15,752
 *Falcon Products, Inc..................   1,100           4,378
 *#FalconStor Software, Inc.............   1,200           5,940
 *Faro Technologies, Inc................     200             412
 FBL Financial Group, Inc. Class A......   3,500          58,695
 *Featherlite Manufacturing, Inc........   1,000           2,400
 Fedders Corp...........................   1,770           4,637
 *#Federal-Mogul Corp...................   6,400           2,784
 *Fibermark, Inc........................   1,000           6,770
 Fidelity National Corp.................     500           4,340
 *Finish Line, Inc. Class A.............   2,500          26,475
 *Finishmaster, Inc.....................     500           5,840
 *Firebrand Financial Group, Inc........     300               3
 First Bancorp..........................     249           6,135
 First Bell Bancorp, Inc................     500          10,425
 *First Cash Financial Services, Inc....   1,300          13,162
 First Citizens Bancshares, Inc.........   1,200         120,960
 First Defiance Financial Corp..........     700          13,650
                                          SHARES       VALUE+
                                          ------       ------
 First Essex Bancorp....................     500     $    17,572
 First Federal Bancshares of Arkansas,
   Inc..................................     200           5,029
 *First Horizon Pharmaceutical Corp.....   3,700          22,403
 First Indiana Corp.....................   2,000          41,770
 *First Investors Financial Services
   Group, Inc...........................     500           1,535
 First Keystone Financial, Inc..........     100           1,591
 First Place Financial Corp.............   1,075          18,200
 *First Republic Bank...................   1,500          31,200
 First Sentinel Bancorp, Inc............   1,400          20,496
 FirstFed America Bancorp, Inc..........   1,000          25,100
 *FirstFed Financial Corp...............   1,800          49,050
 *Firstwave Technologies, Inc...........     100           1,462
 *Fischer Imaging Corp..................     400           1,944
 Flag Financial Corp....................     600           6,825
 Flagstar Bancorp, Inc..................     425           7,756
 *Flanders Corp.........................   2,800           5,082
 *#Fleetwood Enterprises, Inc...........   4,000          32,960
 #Fleming Companies, Inc................   6,400          48,000
 Flexsteel Industries, Inc..............     600           9,426
 Florida East Coast Industries, Inc.....     200           4,630
 *Florsheim Group, Inc..................     800               6
 *Flow International Corp...............   1,900           6,469
 Flowers Foods, Inc.....................   3,200          77,024
 *Flowserve Corp........................   5,900          89,798
 Flushing Financial Corp................     900          15,444
 *FOCUS Enhancements, Inc...............     174             247
 *Foodarama Supermarkets, Inc...........     100           2,750
 *Footstar, Inc.........................   1,200           7,584
 *Forest Oil Corp.......................   3,100          82,460
 *Forgent Networks, Inc.................   2,600           5,772
 *Foster (L.B.) Co. Class A.............   1,800           7,416
 *Foster Wheeler, Ltd...................   6,100          10,248
 *#FPIC Insurance Group, Inc............   1,000           6,500
 *Franklin Covey Co.....................   3,400           5,780
 *Franklin Electronic Publishers,
   Inc..................................     500           1,210
 Fremont General Corp...................  10,200          42,840
 *Fresh Choice, Inc.....................     500             922
 *Friede Goldman Halter, Inc............   4,400              24
 *Friedman Billings Ramsey Group, Inc.
   Class A..............................     300           2,700
 Friedman Industries, Inc...............     636           1,526
 Friedmans, Inc. Class A................   2,200          19,503
 Frisch's Restaurants, Inc..............     648          12,558
 *Frontier Airlines, Inc................   3,300          19,008
 *Frozen Food Express Industries, Inc...   2,400           5,856
 *FSI International, Inc................   3,800          17,195
 *FuelCell Energy, Inc..................   4,100          37,146
 *G-III Apparel Group, Ltd..............     600           4,428
 GA Financial, Inc......................     200           4,460
 *Gadzooks, Inc.........................   1,100           5,654
 *Galey & Lord, Inc.....................     800              40
 *Galyan's Trading Co...................   1,100          14,800
 *GameTech International, Inc...........   1,600           7,384
 *Garden Fresh Restaurant Corp..........     700           7,896
 *Gateway, Inc..........................  23,800          90,678
 GATX Corp..............................   3,700          89,281
 *Gaylord Entertainment Co..............   4,100          81,590
 *GC Companies, Inc.....................     300              75
 *Gehl Co...............................     500           4,470
 *Genaissance Pharmaceuticals, Inc......   1,800           1,755
 Gencorp, Inc...........................   5,500          44,550

VA SMALL VALUE PORTFOLIO
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 *Gene Logic, Inc.......................   3,000     $    23,610
 *General Binding Corp..................     600           7,821
 General Cable Corp.....................   2,000           8,600
 *General Communications, Inc. Class A..   6,700          39,228
 *Genesis Microchip, Inc................   2,699          53,643
 *Genlyte Group, Inc....................     900          29,934
 *Genome Therapeutics Corp..............   2,300           4,301
 Gentiva Health Services, Inc...........   1,425          11,671
 *Gerber Scientific, Inc................   2,800          11,340
 Gevity HR, Inc.........................   1,900           7,543
 *Giant Group, Ltd......................     400             450
 *Giant Industries, Inc.................   1,000           3,400
 *Gibraltar Packaging Group, Inc........     900           2,691
 Gibraltar Steel Corp...................   1,500          28,755
 *Gish Biomedical, Inc..................   1,000           1,710
 Glatfelter (P.H.) Co...................   4,900          63,798
 *Glenayre Technologies, Inc............   7,600          10,374
 *Globecomm Systems, Inc................   1,000           3,355
 *GlobespanVirata, Inc..................  14,800          64,380
 *GoAmerica, Inc........................   6,600           3,069
 *Golden State Vintners, Inc............   1,000           1,870
 *Good Guys, Inc........................   2,600           7,046
 *Goodys Family Clothing, Inc...........   4,200          18,333
 Gorman-Rupp Co.........................   1,000          25,850
 *Gottschalks, Inc......................   1,400           2,632
 *GP Strategies Corp....................   1,500           7,125
 *Gradco Systems, Inc...................      16              43
 *Graphic Packaging International
   Corp.................................   4,000          27,800
 Gray Television, Inc...................   1,000          12,550
 Great American Financial Resources,
   Inc..................................     700          11,095
 *Great Atlantic & Pacific Tea Co.,
   Inc..................................   4,500          34,290
 *Greenbrier Companies, Inc.............   1,300           8,775
 *Griffon Corp..........................   2,790          34,735
 *GTC Biotherapeutics, Inc..............   2,400           2,772
 *GTSI Corp.............................   1,600          21,152
 Guaranty Federal Bancshares, Inc.......     100           1,566
 *Guess, Inc............................   1,500           7,860
 *Guilford Mills, Inc...................      46             168
 *Guilford Pharmaceuticals, Inc.........   3,700          18,407
 *Gulfmark Offshore, Inc................   2,000          30,080
 *Gundle/SLT Environmental, Inc.........   1,600          14,288
 *Ha-Lo Industries, Inc.................   3,600              14
 Haggar Corp............................     600           7,137
 *Hain Celestial Group, Inc.............   3,700          50,486
 *Hall Kinion Associates, Inc...........   1,200           6,834
 *Hamilton Bancorp, Inc.................   1,000              45
 *Handleman Co..........................   3,300          37,125
 *Hanger Orthopedic Group, Inc..........   2,000          26,000
 *Hanover Compressor Co.................   8,900         102,172
 Hardinge, Inc..........................   1,000           6,850
 Harleysville Group, Inc................   3,900         101,731
 *Harris Interactive, Inc...............     100             338
 *Hartmarx Corp.........................   2,800           7,616
 *Harvest Natural Resources, Inc........   2,100          15,498
 *Hastings Entertainment, Inc...........   1,100           4,834
 *Hauser, Inc...........................     275              92
 Haverty Furniture Co., Inc.............   3,400          44,200
 *Hawaiian Holdings, Inc................   3,200           6,560
 *Hawk Corp.............................   2,300           4,301
 *Hawthorne Financial Corp..............     600          17,259
 *#Hayes Lemmerz International, Inc.....     300              91
 *Health Management Systems, Inc........   2,600           9,477
                                          SHARES       VALUE+
                                          ------       ------
 *Healthcare Services Group, Inc........   2,250     $    27,709
 *Healthcor Holdings, Inc...............     500               1
 Heico Corp.............................   1,000          12,000
 Heico Corp. Class A....................     210           1,972
 *Heidrick & Struggles International,
   Inc..................................   1,200          19,074
 *Hercules, Inc.........................   8,300          78,186
 *Hexcel Corp...........................   4,700          11,515
 HF Financial Corp......................     300           4,153
 *Hi-Tech Pharmacal, Inc................     100           1,969
 *Hirsch International Corp. Class A....   1,000             335
 HMN Financial, Inc.....................     750          12,622
 *Hoenig Group Escrow...................     500             115
 Hollinger International, Inc. Class A..   2,400          23,496
 Holly Corp.............................   2,000          43,720
 *Hollywood Casino Corp. Class A........     800           9,872
 *Hollywood Media Corp..................   2,900           3,016
 *Home Products International, Inc......   1,000           4,180
 *HomeStore.com, Inc....................   3,900           5,070
 Horizon Financial Corp.................   1,767          21,593
 *Horizon Health Corp...................     500           7,515
 *Horizon Offshore, Inc.................   3,400          19,635
 *House2Home, Inc.......................   5,400               8
 *Houston Exploration Co................   3,400         106,420
 *Hub Group, Inc. Class A...............   1,000           6,120
 Hudson River Bancorp, Inc..............   2,000          53,060
 *Huffy Corp............................   1,800          12,780
 Hughes Supply, Inc.....................   2,450          77,175
 *Hunt (J.B.) Transport Services,
   Inc..................................   4,200         115,710
 Hunt Corp..............................   1,000          12,440
 *Hurco Companies, Inc..................   1,000           1,760
 Hurry, Inc.............................     500              72
 *Hutchinson Technology, Inc............   1,600          43,400
 *Huttig Building Products, Inc.........     500           1,625
 *Hypercom Corp.........................   5,700          14,820
 *I-many, Inc...........................   4,100          11,890
 *I-Sector Corporation..................     100             151
 Iberiabank Corp........................     400          15,290
 *Ibis Technology Corp..................   1,000           5,950
 ICN Pharmaceuticals, Inc...............   8,600         101,050
 *Ico, Inc..............................   2,200           2,970
 *iDine Rewards Network, Inc............     200           2,190
 *IDT Corp..............................   2,900          54,085
 *IDT Corp. Class B.....................   1,400          24,878
 *IEC Electronics Corp..................   1,300             253
 *iGate Capital Corp....................   4,600          15,732
 *IHOP Corp.............................   1,400          33,670
 Ikon Office Solutions, Inc.............   9,700          73,914
 *ILEX Oncology, Inc....................   2,000          21,750
 *Imation Corp..........................     100           4,116
 IMC Global, Inc........................   2,800          36,540
 *IMCO Recycling, Inc...................   2,500          19,325
 *Immunogen, Inc........................   4,100          16,113
 *Impco Technologies, Inc...............   1,500           7,350
 *Imperial Credit Industries, Inc.......   4,700              16
 *Imperial Sugar Co.....................   2,100               0
 *Imperial Sugar Co.....................      16              32
 *Incyte Genomics, Inc..................   8,000          43,240
 *Industrial Distribution Group, Inc....     500           1,300
 *Inet Technologies, Inc................     500           2,485
 *InFocus Corp..........................   4,100          31,160
 *Infonet Services Corp.................  22,000          52,580
 *Informatica Corp......................   4,900          33,883

VA SMALL VALUE PORTFOLIO
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 *Information Resources, Inc............   3,400     $    11,033
 *Inforte Corp..........................     700           5,110
 Ingles Market, Inc. Class A............   1,000          11,630
 *Inhale Therapeutic Systems, Inc.......   3,600          32,958
 *Innotrac Corp.........................   1,200           2,934
 *Innovative Clinical Solutions, Ltd....      52               0
 *Innovex, Inc..........................   2,000           6,770
 *Input/Output, Inc.....................   5,600          29,400
 *Insight Communications Co., Inc.......   5,500          76,477
 *Insight Enterprises, Inc..............   3,000          30,135
 *Insignia Financial Group, Inc.........   2,900          21,895
 *Insmed, Inc...........................   2,300           1,495
 *Insteel Industries, Inc...............     700             560
 *Instinet Group, Inc...................   1,600           5,568
 *Insurance Auto Auctions, Inc..........   2,000          31,410
 *InsWeb Corp...........................     333             490
 *Integra, Inc..........................   1,200               6
 *Integrated Device Technology, Inc.....   3,200          34,512
 *Integrated Electrical Services,
   Inc..................................   4,800          18,720
 *Integrated Information Systems, Inc...   1,000             415
 *Integrated Silicon Solution, Inc......   2,900          16,907
 *Integrated Telecom Express, Inc.......     100             153
 *Integrity Media, Inc..................     200           1,036
 *Intelligent Systems Corp..............     500             900
 *Intelligroup, Inc.....................   1,700           1,317
 Inter Parfums, Inc.....................     525           3,985
 *InterCept Group, Inc..................   2,300          39,767
 Interface, Inc. Class A................   5,200          21,658
 *Interland, Inc........................  14,100          27,495
 Intermet Corp..........................   3,000          14,175
 International Aluminum Corp............     500           9,400
 *International Multifoods Corp.........   2,800          55,944
 *International Remote Imaging Systems,
   Inc..................................     100             248
 *International Shipholding Corp........     400           2,348
 *International Speciality Products,
   Inc..................................   9,300          94,395
 *International Total Services, Inc.....     400               0
 *Internet Commerce Corp................     400             682
 Interpool, Inc.........................  13,950         235,336
 *Interstate National Dealers Services,
   Inc..................................   1,000           5,690
 *Intervoice, Inc.......................   3,500           7,402
 *Interwoven, Inc.......................  12,300          35,055
 *Intevac, Inc..........................   1,000           3,640
 *Iomega Corp...........................   3,900          33,345
 *Ionics, Inc...........................   2,200          49,500
 *Iridex Corp...........................     500           1,632
 Isco, Inc..............................     200           1,615
 *ITLA Capital Corp.....................   1,000          34,595
 *ITXC Corp.............................   5,500          15,895
 *iVillage, Inc.........................   3,800           3,667
 *IXYS Corp.............................   2,691          19,335
 *J & J Snack Foods Corp................     800          26,696
 *J Net Enterprises, Inc................     800             512
 *J. Alexander's Corp...................     300             954
 *Jaclyn, Inc...........................     200             575
 *Jaco Electronics, Inc.................     550           1,914
 *Jakks Pacific, Inc....................   2,600          39,923
 *JDA Software Group, Inc...............   2,900          34,075
 JLG Industries, Inc....................   4,500          42,075
 *JLM Industries, Inc...................   1,000           1,195
 *JNI Corp..............................   3,300          10,626
 *Johnson Outdoors, Inc.................   1,500          14,587
                                          SHARES       VALUE+
                                          ------       ------
 *Joy Global, Inc.......................   3,500     $    41,720
 *JPM Co................................     800               2
 *JPS Industries, Inc...................   1,000           3,705
 *Jupitermedia Corp.....................     500           1,087
 *K2, Inc...............................   2,700          28,458
 *Kadant, Inc...........................   1,400          21,140
 *Kaiser Aluminum Corp..................   7,400             566
 Kaman Corp. Class A....................   2,900          31,030
 *Kana Software, Inc....................      10              30
 *Kansas City Southern Industries,
   Inc..................................   7,400          94,350
 *Katy Industries, Inc..................     800           2,664
 *KCS Energy, Inc.......................   3,100           4,433
 *Keane, Inc............................   3,000          27,600
 *#Kellstrom Industries, Inc............   1,200              11
 Kellwood Co............................   3,018          85,922
 Kelly Services, Inc....................   2,300          57,017
 *Kemet Corp............................   9,200         100,004
 *Kendle International, Inc.............   1,800          16,344
 Kennametal, Inc........................   1,700          59,364
 *Kennedy-Wilson, Inc...................   1,000           3,470
 *Kevco, Inc............................   1,000               6
 *Key Energy Group, Inc.................   6,100          54,900
 *Key Technology, Inc...................     500           2,687
 *Key Tronic Corp.......................   1,000           1,315
 *Key3Media Group, Inc..................   1,900              35
 *Keynote Systems, Inc..................   1,700          14,033
 *Keystone Automotive Industries, Inc...   1,400          21,959
 *#Keystone Consolidated Industries,
   Inc..................................      98              60
 *kforce.com, Inc.......................   4,185          16,614
 Kimball International, Inc. Class B....     900          13,270
 *Kimmins Corp..........................     300             165
 *Kinark Corp...........................     100             149
 *Kindred Healthcare, Inc...............   1,800          29,988
 Klamath First Bancorp, Inc.............   1,300          19,701
 Knape & Vogt Manufacturing Co..........     550           5,428
 *Knight Trading Group, Inc.............  13,100          82,530
 *Koala Corp............................     800             232
 *Korn/Ferry International..............     400           3,868
 *Kroll, Inc............................     444           8,327
 *Kulicke & Soffa Industries, Inc.......   4,700          27,518
 *Kushner-Locke Co......................   1,700               9
 *KVH Industries, Inc...................     500           4,355
 *LabOne, Inc...........................   1,350          24,489
 *LaCrosse Footwear, Inc................     900           2,470
 *Ladish Co., Inc.......................   1,500          10,777
 *Lakes Entertainment, Inc..............   1,825          10,658
 *Lamson & Sessions Co..................   1,600           5,008
 *Lancer Corp...........................   1,300          10,530
 *Landair Corp..........................     450           5,600
 Landamerica Financial Group, Inc.......   2,400          86,160
 Landry's Seafood Restaurants, Inc......   2,900          62,292
 *Lantronix, Inc........................   2,300           2,058
 *Large Scale Biology Corp..............   2,400           2,784
 *Laser Pacific Media Corp..............   1,000           1,785
 *Latitude Communications, Inc..........   2,000           3,020
 *Lattice Semiconductor Corp............  11,500         115,287
 *Layne Christensen Co..................   1,500          12,712
 *Lazare Kaplan International, Inc......   1,000           5,295
 *LCC International, Inc. Class A.......   1,000           2,070
 *Lechters, Inc.........................   2,200               1
 *Legato Systems, Inc...................   3,100          16,786
 Lennox International, Inc..............   1,705          24,211

VA SMALL VALUE PORTFOLIO
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 *Lesco, Inc............................   1,100     $    15,208
 *Level 8 Systems, Inc..................     300             144
 *Lexent, Inc...........................   4,300           4,687
 *Lexicon Genetics, Inc.................   4,000          16,220
 *Liberate Technologies, Inc............  10,900          15,751
 Liberty Corp...........................   2,600         103,974
 Lifetime Hoan Corp.....................   1,100           5,445
 *LightPath Technologies, Inc...........   2,300           1,380
 Lillian Vernon Corp....................   1,000           4,450
 *Liquid Audio, Inc.....................   1,500           3,953
 *Lithia Motors, Inc. Class A...........     400           6,428
 *LMI Aerospace, Inc....................     300             614
 LNR Property Corp......................   3,450         125,580
 *Lodgian, Inc..........................   2,700             176
 *Logic Devices, Inc....................   1,100           1,188
 *LogicVision, Inc......................   1,100           2,591
 Lone Star Steakhouse & Saloon, Inc.....   5,300         100,356
 *Lone Star Technologies, Inc...........   1,700          26,265
 Longs Drug Stores Corp.................   3,100          62,775
 Longview Fibre Co......................   5,800          45,008
 *Louisiana-Pacific Corp................  12,500         112,000
 LSI Industries, Inc....................   1,200          12,684
 *LTX Corp..............................   5,100          46,971
 *Luby's, Inc...........................   2,400           9,960
 Lufkin Industries, Inc.................     700          18,176
 *Lydall, Inc...........................   2,000          21,800
 *M & F Worldwide Corp..................   1,500           8,243
 *M.H. Meyerson & Co., Inc..............     600             276
 M/I Schottenstein Homes, Inc...........     900          26,280
 *Mac-Gray Corp.........................   1,700           5,712
 *Macromedia, Inc.......................   3,100          38,161
 *#Magna Entertainment Corp.............   2,000          12,990
 *Magnetek, Inc.........................   3,500          20,335
 *Magnum Hunter Resources, Inc..........   8,400          48,300
 *MAII Holdings, Inc....................     400              62
 *Mail-Well, Inc........................   4,800          10,080
 *Main Street & Main, Inc...............   1,900           4,038
 *Management Network Group, Inc.........   3,400           6,477
 *Manchester Technologies, Inc..........   1,000           2,060
 *Manufacturers' Services Ltd...........   3,600          18,324
 *Manugistic Group, Inc.................   8,300          32,868
 *Mapinfo Corp..........................     900           6,323
 Marcus Corp............................   1,500          21,000
 *Marimba, Inc..........................   2,100           3,402
 Marine Products Corp...................   1,240          13,640
 *MarineMax, Inc........................     900          11,250
 *#Marisa Christina, Inc................     600             840
 Maritrans, Inc.........................     500           6,050
 *MarketWatch.com, Inc..................   2,000          10,010
 *MarkWest Hydrocarbon, Inc.............     300           1,779
 *Marlton Technologies, Inc.............     200              46
 Marsh Supermarkets, Inc. Class A.......     300           3,669
 Marsh Supermarkets, Inc. Class B.......     400           4,810
 Massey Energy Co.......................  10,400          92,040
 *Mastec, Inc...........................   5,600          22,456
 *Material Sciences Corp................   1,800          25,200
 *Matlack Systems, Inc..................   1,200               1
 *Matria Healthcare, Inc................   1,000           9,845
 *Matrix Service Co.....................   1,800          16,713
 *Mattson Technology, Inc...............   6,265          22,272
 *Maverick Tube Corp....................   2,100          26,943
 *Maxco, Inc............................     700           4,645
 *Maxcor Financial Group, Inc...........   1,000           6,175
                                          SHARES       VALUE+
                                          ------       ------
 *Maxicare Health Plans, Inc............     300     $         1
 *Maxim Pharmaceuticals, Inc............   2,700           9,747
 *Maxtor Corp...........................  14,600          79,132
 *Maxwell Shoe Company, Inc.............   2,100          23,394
 *Maxwell Technologies, Inc.............     600           4,476
 *Maxxam, Inc...........................   1,000           9,200
 *Maxygen, Inc..........................   2,800          22,400
 *Mayor's Jewelers, Inc.................   3,400           1,224
 McGrath Rent Corp......................     500          11,730
 *MCK Communications, Inc...............   1,400           1,659
 *MCSI, Inc.............................   2,900          16,704
 MDC Holdings, Inc......................   2,004          71,543
 *Meade Instruments Corp................   1,600           5,320
 *Meadowbrook Insurance Group, Inc......   1,500           2,895
 *Medarex, Inc..........................   8,000          39,960
 *Media 100, Inc........................     900           1,040
 *#Media Arts Group, Inc................   1,500           5,250
 Media General, Inc. Class A............   1,000          58,630
 *Medialink Worldwide, Inc..............     500           1,688
 *Medical Resources, Inc................     600               0
 *Medicore, Inc.........................     500             615
 *Medstone International, Inc...........     300             884
 *MEMC Electronic Materials, Inc........   2,200          20,064
 *Mercator Software, Inc................   3,500           4,113
 *Mercury Air Group, Inc................     400           1,204
 *Meridian Resource Corp................   5,500           4,785
 *Merix Corp............................   2,300          25,576
 *Merrimac Industries, Inc..............     100             520
 *Mesa Air Group, Inc...................     200           1,191
 *Mesaba Holdings, Inc..................   2,600          16,341
 *MetaSolv Software, Inc................   4,700          10,434
 *Metatec Corp. Class A.................   1,100             209
 #Metris Companies, Inc.................   6,100          26,413
 *Metrologic Instruments, Inc...........     300           2,232
 *Metromedia International Group, Inc...   5,300             530
 MGP Ingredients, Inc...................     600           4,488
 *Michael Anthony Jewelers, Inc.........     500             878
 *Micro Component Technology, Inc.......   1,000             420
 *Micro Linear Corp.....................   1,100           4,208
 *Microage, Inc.........................   2,200               3
 MicroFinancial, Inc....................   1,300           2,093
 *Micromuse, Inc........................   7,000          31,325
 *Microsemi Corp........................   3,000          19,110
 *Microtek Medical Holdings, Inc........   4,100           8,959
 *Microtune, Inc........................   5,600          23,128
 *Midas, Inc............................   1,700          13,600
 *Middleby Corp.........................     500           5,200
 *Midwest Express Holdings, Inc.........   1,900          12,825
 MIIX Group, Inc........................     400             780
 *Mikohn Gaming Corp....................   1,800           5,544
 Milacron, Inc..........................   4,400          29,392
 Millennium Chemicals, Inc..............   6,200          67,580
 *Miller Industries, Inc................   1,400           4,774
 *Miltope Group, Inc....................     500           1,600
 Mine Safety Appliances Co..............   1,400          46,340
 *MIPS Technologies, Inc................   1,500           4,733
 *Mission Resources Corp................   2,600           1,131
 *Mississippi Chemical Corp.............   3,500           1,855
 *Mitcham Industries, Inc...............   1,000           1,225
 *MKS Instruments, Inc..................   2,200          41,943
 *Mobile Mini, Inc......................   1,500          22,350
 Modine Manufacturing Co................   2,100          40,226
 *Modtech Holdings, Inc.................   1,300          12,441

VA SMALL VALUE PORTFOLIO
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 *Moldflow Corp.........................   1,200     $     8,856
 *Monarch Casino and Resort, Inc........     100           1,347
 *Monarch Dental Corp...................      83             369
 *Mondavi (Robert) Corp. Class A........   1,000          34,960
 *Monro Muffler Brake, Inc..............     630          11,324
 *Moog, Inc. Class A....................     750          21,968
 *Moore Medical Corp....................     100             780
 *Mother's Work, Inc....................     200           7,677
 *Motor Car Parts & Accessories, Inc....     200             560
 Movado Group, Inc......................     937          16,679
 *MPS Group, Inc........................  12,500          75,000
 *MRV Communications, Inc...............   9,500          16,768
 *MSC Software Corp.....................   3,300          24,222
 MTS Systems Corp.......................   2,100          25,095
 *Multex.com, Inc.......................   4,000          14,820
 *Nabi Biopharmaceuticals...............   4,000          29,020
 Nacco Industries, Inc. Class A.........     800          39,280
 *Nanogen, Inc..........................   2,200           4,565
 *Nanometrics, Inc......................   1,200           6,930
 *Napco Security Systems, Inc...........     500           4,913
 Nash Finch Co..........................   1,400          11,900
 *Nashua Corp...........................     500           4,570
 *Nastech Pharmaceutical Co., Inc.......     900           9,135
 *Nathans Famous, Inc...................   1,400           5,026
 *National Equipment Services, Inc......   2,500             500
 National Presto Industries, Inc........     800          25,328
 *National Research Corp................     300           2,306
 *National RV Holdings, Inc.............   1,400           9,268
 National Service Industries, Inc.......   1,425          11,087
 *National Steel Corp. Class B..........   1,400             144
 *National Technical Systems, Inc.......   1,100           2,574
 *NationsRent, Inc......................   2,500             156
 *Natrol, Inc...........................   1,000           1,440
 *Natural Alternatives International,
   Inc..................................     200             771
 *Natural Wonders, Inc..................     700               1
 *Nautica Enterprises, Inc..............   3,400          38,080
 *Navidec, Inc..........................     700              74
 *Navigant International, Inc...........   1,900          22,867
 *Navigators Group, Inc.................   1,100          28,369
 *NCI Building Systems, Inc.............   1,900          36,480
 *NCO Group, Inc........................   3,400          55,471
 *NCS Healthcare, Inc...................   1,600           3,016
 *Nelson (Thomas), Inc..................   1,300          10,660
 *#Neoforma, Inc........................   2,200          22,451
 *NeoMagic Corp.........................   3,000           3,975
 *Net2Phone, Inc........................   4,100          15,929
 *NetBank, Inc..........................   3,348          32,610
 *Netegrity, Inc........................   3,500          13,353
 *NetIQ Corp............................   5,400          93,690
 *Netopia, Inc..........................   1,900           3,724
 *NetRatings, Inc.......................   3,900          25,877
 *Netro Corp............................   6,200          15,903
 *Netscout System, Inc..................   1,300           6,643
 *Network Equipment Technologies,
   Inc..................................   3,200          14,080
 *Netzee, Inc...........................      62              27
 *Neurogen Corp.........................     400           2,270
 *New Brunswick Scientific Co., Inc.....     554           2,933
 *New Focus, Inc........................   8,600          31,476
 *New Horizons Worldwide, Inc...........     750           4,699
 *Newfield Exploration Co...............     296          10,724
 Newmil Bancorp, Inc....................     200           3,890
 *Newport Corp..........................   4,200          60,354
                                          SHARES       VALUE+
                                          ------       ------
 *Niagara Corp..........................   1,200     $     2,154
 *NMS Communications Corp...............   3,700           7,400
 *NMT Medical, Inc......................   1,200           4,020
 *Nobel Learning Communities, Inc.......     200             997
 Noble International, Ltd...............     100             738
 *Norstan, Inc..........................   1,600           6,792
 *Nortek Holdings, Inc..................   1,000          45,310
 *Northland Cranberries, Inc............     750             780
 Northwest Bancorp, Inc.................   2,400          36,204
 *Northwest Pipe Co.....................     500           7,003
 *#Novamed Eyecare, Inc.................   2,400           3,168
 *Novell, Inc...........................  32,900         118,440
 *Novoste Corp..........................   1,300           8,840
 *NS Group, Inc.........................   2,200          14,850
 *#NTELOS, Inc..........................   1,200             618
 *Nu Horizons Electronics Corp..........   2,100          14,742
 *Nuevo Energy Co.......................   1,400          17,290
 NUI Corp...............................      57             858
 *Numerical Technologies, Inc...........   3,600          16,272
 *Nutraceutical International Corp......   1,000           9,425
 *Nx Networks, Inc......................   2,400              11
 *NYFIX, Inc............................   3,400          17,935
 *Nymagic, Inc..........................   1,000          20,100
 *O.I. Corp.............................     400           1,572
 *Oak Technology, Inc...................   4,200          13,734
 *OAO Technology Solutions, Inc.........   1,200           1,956
 *Obie Media Corp.......................     500           1,580
 OceanFirst Financial Corp..............   1,800          39,870
 *Ocwen Financial Corp..................   7,700          22,561
 *Odd Job Stores, Inc...................   1,000           1,825
 *Officemax, Inc........................  14,700          87,612
 *Offshore Logistics, Inc...............   2,900          62,901
 *Oglebay Norton Co.....................     400           2,936
 *Ohio Casualty Corp....................   7,700          98,830
 Oil-Dri Corp. of America...............     100             838
 *Old Dominion Freight Lines, Inc.......   1,000          24,840
 Olin Corp..............................     640           9,658
 *Olympic Steel, Inc....................   1,700           6,707
 *Omega Protein Corp....................   2,500           9,950
 *Omnova Solutions, Inc.................   1,300           5,330
 *Omtool, Ltd...........................     500             165
 *On Assignment, Inc....................   2,400          19,944
 *On Command Corp.......................     100              77
 *One Price Clothing Stores, Inc........     543             567
 *Onyx Acceptance Corp..................     700           2,520
 *Onyx Pharmacueticals, Inc.............   1,000           6,915
 *Opinion Research Corp.................     600           3,045
 *Oplink Communications, Inc............   1,100           1,166
 *Opta Food Ingredients, Inc............   1,300           3,237
 Opti, Inc..............................   1,200           1,992
 *OraPharma, Inc........................   1,000           7,310
 *Orbital Sciences Corp.................   4,100          18,860
 *Oregon Steel Mills, Inc...............   3,900          18,330
 *Orthologic Corp.......................   2,000           8,510
 *#OSI Systems, Inc.....................     800          13,824
 *Osmonics, Inc.........................   1,200          20,148
 *Osteotech, Inc........................   1,000           5,705
 *Ostex International, Inc..............   2,000           4,570
 Outlook Group Corp.....................     400           2,264
 *Outsource International, Inc..........     300               1
 Overseas Shipholding Group, Inc........   5,900         102,011
 *Owens-Illinois, Inc...................     800          12,560
 *Owosso Corp...........................     200             113

VA SMALL VALUE PORTFOLIO
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Oxford Industries, Inc.................     700     $    18,130
 *OYO Geospace Corp.....................     100           1,028
 *Pacific Mercantile Bancorp............   1,000           6,805
 *Pacific Premier Bancorp, Inc..........     200           1,270
 *Pacificare Health Systems, Inc........   4,400         117,854
 *Palm Harbor Homes, Inc................   1,400          26,257
 *Par Technology Corp...................   1,000           7,700
 *Parexel International Corp............     800          10,008
 Park Electrochemical Corp..............   1,550          33,418
 *Parker Drilling Co....................   9,900          22,275
 *Park-Ohio Holdings Corp...............   1,700           6,953
 *Parlex Corp...........................   1,000          10,665
 *Parlux Fragrances, Inc................   2,400           6,492
 *Pathmark Stores, Inc..................   3,900          15,230
 Patrick Industries, Inc................   1,000           7,080
 *Paula Financial, Inc..................     300             201
 *Payless Cashways, Inc.................      34               0
 *PC Connection, Inc....................   3,200          22,240
 *PC Mall, Inc..........................   1,000           3,810
 *PC-Tel, Inc...........................   2,300          17,630
 *PCD, Inc..............................     600             138
 *PDI, Inc..............................     900           8,865
 *Pediatric Services of America, Inc....   1,000           6,550
 *Peerless Systems Corp.................     700             882
 *Pegasus Communications Corp. Class
   A....................................   5,100           6,324
 *Pegasus Solutions, Inc................   1,000          11,510
 *#Pemstar, Inc.........................   3,800           7,315
 Penford Corp...........................     400           5,636
 *Penn Traffic Co.......................       2              15
 *Penn Treaty American Corp.............   2,100           5,061
 Penn Virginia Corp.....................   1,400          47,880
 Penn-America Group, Inc................     750           6,713
 Pennfed Financial Services, Inc........   1,000          27,520
 *Penton Media, Inc.....................   2,100           2,205
 Pep Boys - Manny, Moe & Jack...........   8,100          89,100
 *Perceptron, Inc.......................   1,200           2,052
 *Pericom Semiconductor Corp............   1,600          15,584
 *Perini Corp...........................     400           1,284
 *Perrigo Co............................     800          10,084
 *Perry Ellis International, Inc........   1,000          14,640
 *Personnel Group of America, Inc.......   2,700             324
 *Petrocorp, Inc........................   1,700          15,725
 *Petroleum Development Corp............   1,900           9,728
 PFF Bancorp, Inc.......................   1,300          44,525
 *Pharmacopeia, Inc.....................   3,000          29,970
 *Pharmacyclics, Inc....................   2,100           7,340
 *Pharmchem Laboratories, Inc...........     500             165
 *Phar-Mor, Inc.........................   2,100               2
 Phillips-Van Heusen Corp...............   4,100          53,915
 *Photronics, Inc.......................     800          12,664
 *Piccadilly Cafeterias, Inc............   1,100           1,815
 *Pico Holdings, Inc....................   1,780          22,081
 Pilgrims Pride Corp. Class B...........   3,400          28,424
 Pinnacle Bancshares, Inc...............     200           2,020
 *Pinnacle Entertainment, Inc...........   3,100          18,569
 *Pinnacor, Inc.........................   2,000           2,860
 Pioneer Standard Electronics, Inc......   3,700          35,761
 *Pixelworks, Inc.......................   2,800          26,152
 *Planar Systems, Inc...................     800          16,724
 *PlanVista Corp........................   1,600           3,520
 *Plato Learning, Inc...................   1,700          12,691
 *Play By Play Toys and Novelties,
   Inc..................................   1,000               3
                                          SHARES       VALUE+
                                          ------       ------
 Pocahontas Bancorp, Inc................   1,100     $    11,198
 *Polycom, Inc..........................   9,600         109,968
 Polyone Corp...........................   5,200          40,560
 *Pomeroy Computer Resource, Inc........   1,700          21,480
 Pope & Talbot, Inc.....................   2,100          28,350
 Potlatch Corp..........................   2,600          70,070
 *Power-One, Inc........................   8,300          65,653
 *Powerwave Technologies, Inc...........   5,900          38,616
 *PPT Vision, Inc.......................     300             186
 *PRAECIS Pharmaceuticals, Inc..........   6,000          19,440
 Precision Castparts Corp...............   4,000          98,320
 Presidential Life Corp.................   3,200          33,152
 *Previo, Inc...........................   1,025           2,229
 *PRG-Schultz International, Inc........   2,900          27,971
 *Pricesmart, Inc.......................     450          10,827
 *Prime Hospitality Corp................   6,800          56,508
 *Prime Medical Services, Inc...........   1,500          12,675
 *Primus Knowledge Solutions, Inc.......   1,100             561
 *Printronix, Inc.......................     300           3,275
 *Proassurance Corp.....................   2,925          58,208
 *Procom Technology, Inc................     900             684
 *Programmers Paradise, Inc.............     400             810
 *Progressive Software Holding, Inc.....      30              14
 *Protection One, Inc...................  13,300          29,659
 *Proton Energy Systems, Inc............   4,000          12,660
 *Provant, Inc..........................   2,700             419
 Providence & Worcester Railroad Co.....     200           1,638
 *PSS World Medical, Inc................   6,300          43,029
 *Psychiatric Solutions, Inc............     366           1,998
 *PTEK Holdings, Inc....................   5,600          24,388
 Pulitzer, Inc..........................   1,000          43,960
 *Pure World, Inc.......................     520             283
 #Pyramid Breweries, Inc................     300             713
 *QRS Corp..............................   1,400           9,478
 *Quaker City Bancorp, Inc..............      82           2,866
 *Quaker Fabric Corp....................   2,350          16,509
 *Quality Dining, Inc...................   1,400           4,557
 *Quality Systems, Inc..................     700          16,741
 Quanex Corp............................   1,400          42,840
 *Quanta Services, Inc..................   7,400          27,232
 *Quicklogic Corp.......................   2,500           5,113
 *Quigley Corp..........................   1,000           6,530
 *Quintiles Transnational Corp..........   7,200          84,600
 *Quovadx, Inc..........................   3,700           9,306
 *R & B, Inc............................   1,100           9,724
 *Racing Champions ERTL Corp............   1,400          22,351
 *Radio One, Inc........................     600          10,533
 *RadiSys Corp..........................   1,800          17,091
 *Rag Shops, Inc........................     210             774
 *Railamerica, Inc......................   3,966          29,229
 *Rainbow Technologies, Inc.............   2,100          17,987
 *Ramsay Youth Services, Inc............     133             479
 *Range Resources Corp..................   6,700          35,577
 *Rawlings Sporting Goods, Inc..........   1,100           8,316
 *RCM Technologies, Inc.................   1,500           5,895
 *RDO Equipment Co. Class A.............   1,200           5,100
 *Reading International, Inc. Class A...   1,091           4,146
 *Reading International, Inc. Class B...      60             215
 *Read-Rite Corp........................   3,100           2,775
 *Recoton Corp..........................     800           1,400
 *#Redhook Ale Brewery, Inc.............   1,000           2,215
 Redwood Empire Bancorp.................     100           2,761
 *Refac.................................     300           1,151

VA SMALL VALUE PORTFOLIO
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Regal Beloit Corp......................   2,400     $    49,704
 *Regent Communications, Inc............   2,700          16,875
 *Register.Com, Inc.....................   4,200          17,724
 *Reliability, Inc......................     500             538
 Reliance Steel & Aluminum Co...........   4,000          90,800
 *Relm Wireless Corp....................     400             194
 *Remec, Inc............................   4,900          24,280
 *Rentrak Corp..........................     100             533
 *Rent-Way, Inc.........................   3,300          13,101
 *#Reptron Electronics, Inc.............   1,000             700
 *Republic Bankshares, Inc..............   1,100          21,945
 *Republic First Bancorp, Inc...........     300           1,839
 *Res-Care, Inc.........................   3,200          14,704
 *Resonate, Inc.........................   3,600           5,202
 *ResortQuest International, Inc........   2,800          11,480
 Resource America, Inc..................   3,500          28,648
 *Retek, Inc............................   6,600          29,205
 *Rex Stores Corp.......................   2,250          28,868
 *RF Monolithics, Inc...................   1,000           2,830
 Richardson Electronics, Ltd............   1,600          13,672
 Riggs National Corp....................   4,200          65,961
 *Rita Medical Systems, Inc.............     100             602
 Riverview Bancorp, Inc.................     300           4,500
 *Riviera Tool Co.......................     300             330
 RLI Corp...............................   3,300          79,530
 *RMH Teleservices, Inc.................     520           5,933
 *Roadhouse Grill, Inc..................   1,150             523
 Roanoke Electric Steel Corp............   1,800          19,674
 Robbins & Myers, Inc...................   1,500          24,525
 *Robotic Vision Systems, Inc...........   2,900           1,392
 *Rochester Medical Corp................     200           1,658
 *Rock of Ages Co.......................     500           2,430
 Rock-Tenn Co. Class A..................   3,400          43,180
 *Rocky Shoes & Boots, Inc..............     100             537
 *Rofin-Sinar Technologies, Inc.........   1,000           7,235
 *Rogue Wave Software, Inc..............   1,500           2,655
 *Rouge Industries, Inc. Class A........   2,200           2,596
 *Royal Appliance Manufacturing Co......   1,000           4,700
 RPC, Inc...............................   1,600          20,160
 *RSA Security, Inc.....................   6,400          40,736
 *RTI International Metals, Inc.........   2,700          30,915
 *RTW, Inc..............................     700           1,411
 *Rural/Metro Corp......................   1,300           2,938
 *Rush Enterprises, Inc. Class A........     500           2,050
 *Rush Enterprises, Inc. Class B........     500           2,068
 Russ Berrie & Co., Inc.................   1,000          32,570
 Russell Corp...........................   4,200          66,948
 *Ryan's Family Steak Houses, Inc.......   5,100          55,361
 Ryerson Tull, Inc......................   3,129          21,434
 *S&K Famous Brands, Inc................     300           3,849
 *Safeguard Scientifics, Inc............  12,200          26,596
 *#Salton, Inc..........................   1,100          14,905
 *San Filippo (John B.) & Son, Inc......     800           7,380
 Sanderson Farms, Inc...................   1,200          24,468
 *Sands Regent Casino Hotel.............     400           1,496
 *Satcon Technology Corp................   1,300           2,256
 *Saucony, Inc. Class B.................     300           2,522
 Sauer-Danfoss, Inc.....................     200           1,860
 *SBS Technologies, Inc.................   1,700          18,947
 *#ScanSoft, Inc........................      36             264
 *Scheid Vineyards, Inc.................     200             501
 *Schlotzskys, Inc......................   1,000           3,450
 Schnitzer Steel Industries, Inc. Class
   A....................................   1,000          18,440
                                          SHARES       VALUE+
                                          ------       ------
 *Schuff International, Inc.............   1,200     $     1,740
 Schulman (A.), Inc.....................   1,100          20,449
 Schweitzer-Maudoit International,
   Inc..................................   2,100          53,277
 *SCM Microsystems, Inc.................   2,000          12,030
 SCPIE Holdings, Inc....................   1,200           7,944
 *SCS Transportation, Inc...............   1,700          14,943
 Seaboard Corp..........................     200          45,900
 *Seabulk International, Inc............     200           1,029
 *Seacor Smit, Inc......................   2,600         108,160
 *Secom General Corp....................      80             142
 *SED International Holdings, Inc.......     500             310
 *SEEC, Inc.............................   1,000           1,125
 *Seitel, Inc...........................   3,000           2,220
 *Selas Corp. of America................     500             875
 *Selectica, Inc........................   5,600          14,868
 Selective Insurance Group, Inc.........   3,300          84,315
 *Seminis, Inc. Class A.................   2,300           5,957
 *Semitool, Inc.........................   1,100           7,678
 *SEMX Corp.............................   1,000             280
 *Sequa Corp. Class A...................     200           9,080
 *Sequenom, Inc.........................   4,900          10,756
 *SeraCare Life Sciences, Inc...........      80             475
 *Service Corp. International...........  39,200         130,144
 *Sharper Image Corp....................     200           3,759
 *Shaw Group, Inc.......................   4,400          76,120
 *Sheldahl, Inc.........................   1,000              18
 *Shells Seafood Restaurants, Inc.......     300             114
 *Shiloh Industries, Inc................   1,100           2,948
 *Shoe Carnival, Inc....................   1,800          26,775
 *Sholodge, Inc.........................     600           2,670
 *Shopko Stores, Inc....................   4,000          57,000
 *Sifco Industries, Inc.................     400           1,172
 *Sight Resource Corp...................   1,700             332
 *Signal Technology Corp................     800           8,560
 *Signature Eyewear, Inc................     200              13
 *Silicon Graphics, Inc.................  12,400          19,716
 *Silicon Storage Technology, Inc.......     400           2,810
 Simmons First National Corp. Class A...     200           7,432
 *Simon Worldwide, Inc..................   2,400             300
 *Simula, Inc...........................     500           1,050
 *Sinclair Broadcast Group, Inc. Class
   A....................................   4,500          62,618
 *Sipex Corp............................   2,800          11,508
 *Sitel Corp............................   2,100           3,780
 *Six Flags, Inc........................  11,600          83,868
 Sky Financial Group, Inc...............      65           1,239
 Skyline Corp...........................     900          25,551
 *#Skyworks Solutions, Inc..............  11,900         143,574
 *Smart & Final Food, Inc...............   2,000          10,540
 *SmartDisk Corp........................     700             560
 *Smith & Wollensky Restaurant Group,
   Inc..................................     200             785
 Smith (A.O.) Corp......................   2,200          58,630
 Smith (A.O.) Corp. Convertible Class
   A....................................     300           7,995
 *Smithway Motor Express Corp. Class A..     600             510
 *Sola International, Inc...............   3,200          37,440
 *Somera Communications, Inc............   6,100          18,239
 *Sonic Automotive, Inc.................   3,200          56,512
 *#Sonic Foundry, Inc...................   1,900           1,245
 *SonicWALL, Inc........................   7,500          30,338
 *SOS Staffing Services, Inc............   1,000             615
 *Source Information Management, Inc....   1,900          11,068
 *Sourcecorp, Inc.......................   2,000          38,770
 South Jersey Industries, Inc...........   1,000          32,600

VA SMALL VALUE PORTFOLIO
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 *Southern Energy Homes, Inc............   1,200     $     1,974
 *Southwall Technologies, Inc...........   1,400           4,340
 *Southwestern Energy Co................   3,700          40,700
 *#Spacehab, Inc........................     900             887
 *Spanish Broadcasting System, Inc......   3,800          33,801
 Spartan Motors, Inc....................   1,000          10,390
 *Spartan Stores, Inc...................   1,800           3,753
 *Sparton Corp..........................     500           4,000
 *Specialty Laboratories, Inc...........   1,500          14,400
 *Spectrian Corp........................   1,000           4,935
 *Spectrum Control, Inc.................     700           4,309
 *SpeechWorks International, Inc........   2,400           9,024
 *SpeedFam-IPEC, Inc....................   3,800          24,985
 *Speizman Industries, Inc..............     300             177
 *Spherion Corp.........................   7,400          51,134
 *Sphinx International, Inc.............     300             105
 *Spiegel, Inc. Class A Non-Voting......     700             403
 *Spinnaker Exploration Co..............   4,200          93,282
 *Sport Chalet, Inc.....................     600           4,095
 *Sport Supply Group, Inc...............     300             488
 *Sports Authority, Inc.................   2,300          19,573
 *Sports Club Co., Inc..................   1,900           4,893
 *SportsLine.Com, Inc...................   2,100           2,646
 *Sportsman's Guide, Inc................   1,000           7,240
 *SPS Technologies, Inc.................   1,700          44,030
 *SS&C Technologies, Inc................   1,400          14,301
 St. Francis Capital Corp...............   1,000          23,995
 *Staar Surgical Co.....................   2,100           6,930
 *Stamps.com, Inc.......................   6,600          29,073
 Standard Commercial Corp...............   1,956          32,313
 *Standard Management Corp..............     700           2,433
 *Standard Microsystems Corp............   1,600          35,592
 Standard Motor Products, Inc. Class A..   1,200          13,896
 Standard Pacific Corp..................   4,000         102,000
 Standard Register Co...................   2,100          39,270
 *Stanley Furniture, Inc................     400          10,074
 *STAR Telecommunications, Inc..........   3,200               1
 Starrett (L.S.) Co. Class A............     200           3,440
 State Auto Financial Corp..............   7,200         106,740
 State Financial Services Corp. Class
   A....................................     800          13,040
 *Steel Dynamics, Inc...................   4,500          64,350
 Steel Technologies, Inc................   1,500          23,880
 *Steinway Musical Instruments, Inc.....     400           6,900
 *Stellent, Inc.........................   3,000          15,780
 Stepan Co..............................     500          12,775
 Stephan Co.............................     200             690
 *Sterling Financial Corp...............   2,129          41,026
 Stewart & Stevenson Services, Inc......   4,100          45,879
 *Stewart Enterprises, Inc..............  20,000         105,200
 *Stewart Information Services Corp.....   2,200          45,540
 Stifel Financial Corp..................     551           6,375
 *Stillwater Mining Co..................   5,000          28,250
 *Stone & Webster, Inc..................     600              93
 *Stoneridge, Inc.......................   2,900          28,507
 *StorageNetworks, Inc..................  10,100          16,968
 *Stratasys, Inc........................     300           2,478
 *Strategic Distribution, Inc...........     200           2,420
 *Stratos Lightwave, Inc................     360           2,587
 *Stratus Properties, Inc...............     650           5,369
 Stride Rite Corp.......................   4,800          40,320
 *Strouds, Inc..........................   1,100               5
 *Suburban Lodges of America, Inc.
   Escrow Shares........................   2,200               0
                                          SHARES       VALUE+
                                          ------       ------
 *Sunland Entertainment Co., Inc........      40     $        33
 *#Sunrise Assisted Living, Inc.........   2,300          64,469
 *Sunrise Telecom, Inc..................   4,400          10,120
 *Suntron Corp..........................     325           1,393
 *Superior Telecom, Inc.................   2,500             388
 Superior Uniform Group, Inc............     800           8,960
 *Supreme Industries, Inc...............     100             500
 Susquehanna Bancshares, Inc............     100           2,115
 *Swift Energy Corp.....................   3,500          32,410
 *Switchboard, Inc......................   1,500           4,440
 SWS Group, Inc.........................   2,100          30,786
 *Sycamore Networks, Inc................  30,300          94,233
 *Sykes Enterprises, Inc................   2,500           7,563
 *Sylvan Learning Systems, Inc..........   4,000          72,820
 *Sylvan, Inc...........................     400           4,246
 *Symmetricom, Inc......................   3,478          12,712
 *Syms Corp.............................   1,500          11,340
 *Synalloy Corp.........................   1,000           4,700
 *Synaptic Pharmaceutical Corp..........   1,000           6,395
 *Synbiotics Corp.......................     500              35
 *Synovis Life Technologies, Inc........     500           4,718
 *Systemax, Inc.........................   3,300           5,544
 *Systems & Computer Technology Corp....   3,100          31,171
 *T-3 Energy Services, Inc..............     100             674
 *Tandy Brand Accessories, Inc..........     500           4,863
 *Tandycrafts, Inc......................   1,000              45
 *Tanning Technology Corp...............   1,900           1,739
 Tasty Baking Co........................     100             955
 *TBA Entertainment Corp................     500             840
 *TBC Corp..............................   2,600          31,005
 *Team, Inc.............................   1,000           7,530
 *TeamStaff, Inc........................   1,700           5,117
 *Technical Olympic USA, Inc............   1,000          13,495
 Technology Research Corp...............     300             461
 *TechTeam Global, Inc..................   1,200           8,838
 Tecumseh Products Co. Class A..........   1,800          85,599
 Tecumseh Products Co. Class B..........     100           4,483
 *Tegal Corp............................   1,200             702
 *Telular Corp..........................   1,200           4,626
 *Tenneco Automotive, Inc...............   4,500          18,540
 *Terayon Communication Systems, Inc....   5,500          13,200
 *Terex Corp............................   5,000          61,800
 *Terra Industries, Inc.................  11,300          22,374
 *Tesoro Petroleum Corp.................   9,100          39,130
 *Tetra Tech, Inc.......................   4,100          50,861
 Texas Industries, Inc..................   2,500          61,750
 *TFC Enterprises, Inc..................   1,200           1,860
 *The Rowe Companies....................     300             654
 *Theragenics Corp......................   3,100          16,337
 *TheStreet.com, Inc....................   1,900           6,536
 *Third Wave Technologies...............   1,200           2,922
 *Thomas & Betts Corp...................   3,300          61,710
 Thomas Industries, Inc.................     450          12,312
 *Thomaston Mills, Inc..................     400               4
 *Thoratec Corp.........................   6,100          52,643
 *Three-Five Systems, Inc...............   2,700          19,170
 *TIBCO Software, Inc...................   9,900          72,963
 *Tickets.com, Inc......................   1,000           1,125
 *TII Network Technologies, Inc.........   1,200             420
 Timberland Bancorp, Inc................     200           3,594
 *Timco Aviation Services, Inc..........     110              77

VA SMALL VALUE PORTFOLIO
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Timken Co..............................   5,500     $   109,175
 *Tipperary Corp........................   1,000           1,725
 Titan International, Inc...............   2,000           3,220
 *Titan Pharmaceuticals, Inc............   3,900          10,335
 *Titanium Metals Corp..................   4,700           6,580
 *TLC Vision Corp.......................     475             760
 *Todd Shipyards Corp...................     400           5,960
 *Tollgrade Communications, Inc.........   1,100          14,784
 *Touch America Holdings, Inc...........     800             336
 *Tower Air, Inc........................   1,100               1
 *Tower Automotive, Inc.................   7,700          43,505
 *Traffix, Inc..........................   1,900           5,501
 *Trailer Bridge, Inc...................   1,000           2,360
 *Trammell Crow Co......................   3,000          27,360
 *Trans World Entertainment Corp........   4,500          19,215
 *Transgenomic, Inc.....................   2,600           7,982
 *Transmeta Corp........................  12,000          18,060
 *Transmontaigne Oil Co.................   4,400          18,920
 *Transportation Components, Inc........   3,000               4
 *Transpro, Inc.........................   1,000           6,290
 *Transtechnology Corp..................     500           5,450
 *TRC Companies, Inc....................     150           1,679
 Tredegar Industries, Inc...............   2,500          35,625
 Tremont Corp...........................     600          20,400
 Trenwick Group, Ltd....................   2,425           3,807
 *Trico Marine Services, Inc............   4,300          14,642
 *Trident Microsystems, Inc.............   1,800           7,434
 Trinity Industries, Inc................   5,400         105,462
 *Tripos, Inc...........................     200           1,792
 *Triquint Semiconductor, Inc...........  13,800          84,663
 *Trism, Inc............................       8               0
 *Triumph Group.........................   1,700          47,515
 *TriZetto Group, Inc...................   5,400          34,668
 *TRM Corp..............................   1,000             590
 *Trover Solutions, Inc.................   1,000           4,905
 *Trump Hotels & Casino Resorts, Inc....   3,300           7,260
 *TTM Technologies, Inc.................   5,000          15,725
 *Tucows, Inc...........................     500             156
 *Tumbleweed Communications Corp........     900           1,530
 *Turnstone Systems, Inc................   7,800          22,737
 *Tweeter Home Entertainment Group,
   Inc..................................   2,700          29,660
 Twin Disc, Inc.........................     200           2,478
 *Twinlab Corp..........................   3,300             858
 *Tyler Technologies, Inc...............   4,400          19,580
 *U.S. Aggregates, Inc..................     700               5
 *U.S. Concrete, Inc....................   3,100          17,779
 *U.S. Industries, Inc..................   9,200          27,232
 *U.S. Office Products, Co..............   3,800              34
 *#UAL Corp.............................   5,700          14,307
 *Ubics, Inc............................     200              69
 *UICI..................................   4,900          62,671
 *Ulticom, Inc..........................   3,700          27,861
 *Ultrafem, Inc.........................   1,000               3
 *Ultrak, Inc...........................   1,400           1,764
 *Ultralife Batteries, Inc..............   1,300           3,536
 *Ultratech Stepper, Inc................   1,900          21,983
 UMB Financial Corp.....................   2,995         119,426
 *Unapix Entertainment, Inc.............   1,000               1
 Unico American Corp....................     500           1,775
 *Unifab International, Inc.............     900             239
 *Unifi, Inc............................   8,500          48,450
 Unifirst Corp..........................   1,100          21,505
                                          SHARES       VALUE+
                                          ------       ------
 *Unimark Group, Inc....................   1,000     $       530
 *Uni-Marts, Inc........................     500             650
 *Union Acceptance Corp. Class A........     500             120
 *Uniroyal Technology Corp..............     700              39
 *Unit Corp.............................   1,500          26,790
 *United American Healthcare Corp.,.....     700             991
 *United Auto Group, Inc................   4,800          64,848
 United Community Financial Corp........   3,900          34,847
 United Fire Casualty Co................   1,000          34,105
 United Industrial Corp.................     600           9,090
 *United Rentals, Inc...................   6,400          62,016
 *United Retail Group, Inc..............   1,100           5,253
 *United Therapeutics Corp..............   1,200          20,622
 *Unity Bancorp, Inc....................     400           3,370
 *Universal Access Global Holdings,
   Inc..................................     100              32
 *Universal American Financial Corp.....   3,200          21,632
 *Universal Compression Holdings, Inc...   4,300          77,400
 Universal Corp.........................     400          14,160
 Universal Forest Products, Inc.........     800          17,212
 *Universal Stainless & Alloy Products,
   Inc..................................     800           4,720
 *Universal Standard Medical Labs,
   Inc..................................     500               0
 *Unova, Inc............................   7,500          40,500
 *Urologix, Inc.........................     900           3,695
 *URS Corp..............................   2,400          49,896
 *US Liquids, Inc.......................   1,500             765
 *US Oncology, Inc......................  10,648          91,945
 *US Xpress Enterprises, Inc. Class A...   1,000           9,495
 *USA Truck, Inc........................   1,400          10,255
 Usec, Inc..............................   9,800          65,660
 USFreightways Corp.....................   2,800          85,414
 *#USG Corp.............................   4,100          32,185
 *Vail Resorts, Inc.....................   3,300          60,060
 *Value City Department Stores, Inc.....   3,500          11,235
 *ValueClick, Inc.......................  10,200          28,611
 *Vans, Inc.............................   1,900          11,305
 *Variagenics, Inc......................   1,600           2,200
 *Variflex, Inc.........................   1,200           4,038
 *Varsity Brands, Inc...................   1,700           7,123
 *Vascular Solutions, Inc...............     200             205
 *Vastera, Inc..........................   3,300          19,355
 *Vectra Technologies, Inc..............     500               3
 *Veeco Instruments, Inc................   3,000          41,925
 *Vencor, Inc...........................   5,500              28
 *Verilink Corp.........................     800             932
 *Veritas DGC, Inc......................   3,700          27,343
 *Verity, Inc...........................   3,700          51,467
 *Verticalbuyer Inc.....................      53               0
 Vesta Insurance Group, Inc.............   4,400          15,708
 *VIA NET.WORKS, Inc....................     600             399
 *Viasat, Inc...........................   2,200          26,235
 *Vical, Inc............................   2,200           8,415
 *Vicon Industries, Inc.................     200             770
 *Video Display Corp....................     360           2,398
 *Vignette Corp.........................  25,500          42,075
 Vintage Petroleum, Inc.................   7,400          69,560
 *Virage, Inc...........................   1,600           1,408
 Virco Manufacturing Corp...............     547           5,634
 *#Vision Twenty-One, Inc...............   1,000               4
 *Vista Medical Technologies, Inc.......     125             408
 *Vitesse Semiconductor, Inc............  13,500          44,888
 *Volt Information Sciences, Inc........   2,000          34,800

VA SMALL VALUE PORTFOLIO
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 *Vyyo, Inc.............................   1,300     $     3,510
 *Wabash National Corp..................   3,400          26,860
 Wallace Computer Services, Inc.........   4,600          86,250
 Walter Industries, Inc.................   3,610          37,725
 *Warnaco Group, Inc....................   1,100               3
 Warren Bancorp, Inc....................     600           9,381
 Washington Savings Bank FSB............     400           3,240
 *Waste Industries USA, Inc.............   1,600          12,192
 *WatchGuard Technologoes, Inc..........   3,500          22,873
 *Waterlink, Inc........................   1,500              68
 Watsco, Inc. Class A...................   2,500          39,875
 Watts Industries, Inc. Class A.........   1,500          23,670
 Wausau-Mosinee Paper Corp..............   6,350          73,406
 Waypoint Financial Corp................   1,289          23,943
 *Webco Industries, Inc.................   1,000           2,750
 Weider Nutrition International, Inc....   1,000           1,760
 Wellman, Inc...........................   4,200          50,400
 *Wells-Gardner Electronics Corp........     242             370
 Werner Enterprises, Inc................   1,866          41,211
 *West Marine, Inc......................   1,300          20,807
 West Pharmaceutical Services, Inc......   1,500          31,050
 *Westaff, Inc..........................     200             390
 Westbank Corp..........................   1,000          13,540
 *Westcoast Hospitality Corp............   1,000           5,395
 Westcorp, Inc..........................   3,360          69,250
 *Westell Technologies, Inc.............   4,500           7,425
 *Western Power & Equipment Corp........     112              24
 *Western Water Co......................     200              72
 *Westport Resources Corp...............   5,400         110,808
 Westwood Holdings Group, Inc...........     325           4,167
 *#WHX Corp.............................     733           1,964
 *#Wickes, Inc..........................   1,200             732
 *Wild Oats Markets, Inc................   1,500          15,930
 *Willis Lease Finance Corp.............     500           2,938
 *Wilshire Financial Services Group,
   Inc..................................       8              27
 *Wilshire Oil Co. of Texas.............     515           1,705
 *Wilsons The Leather Experts, Inc......   2,900          20,967
 *Wind River Systems, Inc...............   5,100          30,804
 *Wire One Technologies, Inc............   3,000           8,940
 *Wireless Facilities, Inc..............   4,700          33,441
 *Wiser Oil Co..........................   1,000           2,400
 Wolohan Lumber Co......................     300           6,002
 *Wolverine Tube, Inc...................   1,600           9,200
 Woodhead Industries, Inc...............     500           6,203
 *Workflow Management, Inc..............   1,200           2,682
 *Workgroup Technology Corp.............     225             446
 World Fuel Services Corp...............     400           8,060
 *Worldwide Restaurant Concepts, Inc....   2,400           5,400
 *Wyndham International, Inc............   2,200             726
 *Xanser Corp...........................   3,400           5,610
 *Xeta Corp.............................   1,000           3,725
 *Xetel Corp............................   1,300              12
                                          SHARES       VALUE+
                                          ------       ------
 *#XM Satellite Radio Holdings, Inc.....  10,500     $    26,408
 Yardville National Bancorp.............   1,000          18,775
 *Yellow Corp...........................   1,900          56,449
 *Zale Corp.............................   2,100          74,970
 *Zany Brainy, Inc......................   2,096              29
 *Zap.com Corp..........................      46               4
 *Zapata Corp...........................     230           6,806
 Zenith National Insurance Corp.........     300           7,065
 *Zoltek Companies, Inc.................   2,000           5,830
 *Zomax, Inc............................   3,800          16,435
 *Zones, Inc............................     500             533
 *Zygo Corp.............................   2,100          16,506
 *Zymetx, Inc...........................     200               1
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $34,497,499)....................              31,173,381
                                                     -----------
RIGHTS/WARRANTS -- (0.0%)
 *Chiquita Brands International, Inc.
   Warrants 03/19/09....................   1,148           4,420
 *Imperial Credit Industries, Inc.
   Warrants 01/31/08....................      62               0
 *Imperial Sugar Co. Warrants 08/29/08..      71              16
 *Magnum Hunter Resources Warrants
   03/21/05.............................     160              45
 *Orbital Science Corp. Warrants
   08/31/04.............................      30              43
 PMR Corp. Contingent Value Rights
   08/05/04.............................   1,100               0
 *#Timco Aviation Services Warrants
   12/31/07.............................     220               0
                                                     -----------
TOTAL RIGHTS/WARRANTS
  (Cost $60,968)........................                   4,524
                                                     -----------
                                           FACE
                                          AMOUNT
                                          ------
                                           (000)
TEMPORARY CASH INVESTMENTS -- (3.4%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $1,118,000 FMC
   Discount Notes 1.30%, 01/08/03,
   valued at $1,116,603) to be
   repurchased at $1,100,111
   (Cost $1,100,000)....................  $1,100       1,100,000
                                                     -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $35,658,467)++..................             $32,277,905
                                                     ===========

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $35,659,424.

                See accompanying Notes to Financial Statements.

                            VA LARGE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES       VALUE+
                                           ------       ------
COMMON STOCKS -- (98.3%)
 *3COM Corp.............................    10,000  $       51,750
 *Advanced Micro Devices, Inc...........     8,700          73,950
 Aetna, Inc.............................     9,100         343,525
 *Agere Systems, Inc. Class A...........       671             926
 *Agere Systems, Inc. Class B...........    16,482          23,240
 *Agilent Technologies, Inc.............     6,100         118,401
 *AK Steel Holding Corp.................    11,700          94,770
 *Alaska Air Group, Inc.................     1,900          40,223
 *Allegheny Corp........................       108          19,980
 Alliant Energy Corp....................     5,000          81,400
 *Allmerica Financial Corp..............     2,500          27,475
 Allstate Corp..........................    28,700       1,120,161
 Amerada Hess Corp......................     3,000         168,000
 American Financial Group, Inc..........     3,500          83,125
 American National Insurance Co.........     1,610         142,839
 *American Tower Corp...................     1,000           3,960
 *AMR Corp..............................     9,900          76,626
 Anadarko Petroleum Corp................     7,700         363,440
 *AOL Time Warner, Inc..................    51,000         834,870
 Apache Corp............................     2,550         137,394
 *Apple Computer, Inc...................     6,800         105,570
 *Applied Micro Circuits Corp...........     7,200          32,868
 Arch Coal, Inc.........................       600          12,006
 Archer-Daniels Midland Co..............    44,532         593,612
 *Ariba, Inc............................       600           2,511
 *Arrow Electronics, Inc................     3,300          53,229
 Ashland, Inc...........................     4,400         128,348
 #Astoria Financial Corp................     3,600          94,752
 AT&T Corp..............................    21,040         589,962
 *AT&T Wireless Services, Inc...........    55,242         417,077
 *AutoNation, Inc.......................    36,000         444,240
 Avnet, Inc.............................     2,000          28,300
 Bank of Hawaii Corp....................     5,200         158,496
 Bear Stearns Companies, Inc............     6,910         442,240
 Belo Corp. Class A.....................     6,500         150,735
 Boise Cascade Corp.....................     3,800         102,904
 Borg-Warner, Inc.......................     1,400          72,128
 Bowater, Inc...........................     2,700         117,126
 *#Broadcom Corp........................       600          11,766
 *Broadwing, Inc........................     2,800          11,312
 Brunswick Corp.........................     5,000         105,100
 Burlington Northern Santa Fe Corp......    24,600         623,118
 *CarMax, Inc...........................       282           5,555
 Centex Corp............................     3,500         176,155
 *CheckFree Corp........................     1,500          29,392
 *CIENA Corp............................     8,700          57,898
 Cincinnati Financial Corp..............    10,690         412,901
 Circuit City Stores, Inc. (Circuit City
   Group)...............................     3,300          31,944
 Citigroup, Inc.........................     1,749          68,001
 *Clear Channel Communications, Inc.....    15,200         660,592
 *CNA Financial Corp....................    12,000         297,360
 *CNET Networks, Inc....................     2,140           6,591
 Coca-Cola Enterprises, Inc.............    28,300         602,507
 *Comcast Corp. Class A.................    35,032         817,822
 *Comcast Corp. Special Class A Non-
   Voting...............................    26,900         612,647
 Commercial Federal Corp................     3,200          71,840
                                           SHARES       VALUE+
                                           ------       ------
 Computer Associates International,
   Inc..................................     1,400  $       21,154
 *Compuware Corp........................     5,800          31,639
 *Comverse Technology, Inc..............     4,900          59,461
 ConocoPhilips..........................     5,800         277,298
 Cooper Industries, Ltd.................     1,000          38,020
 *Corning, Inc..........................    20,400          90,372
 Countrywide Credit Industries, Inc.....     7,300         359,890
 *Cox Communications, Inc...............     9,100         275,548
 Crompton Corp..........................     2,200          15,532
 *Crown Castle International Corp.......     4,000          15,840
 CSX Corp...............................    14,100         389,865
 Cummins Engine Co., Inc................     2,100          66,024
 Dana Corp..............................     8,700         117,450
 #Delta Air Lines, Inc..................     5,900          79,650
 Devon Energy Corp......................       500          22,895
 Dillards, Inc. Class A.................     5,900         113,988
 Disney (Walt) Co.......................     7,200         142,704
 *E Trade Group, Inc....................     7,600          43,168
 Eastman Chemical Co....................     3,000         117,390
 *Extended Stay America, Inc............     5,800          81,142
 *Federated Department Stores, Inc......    12,300         401,964
 Fidelity National Financial, Inc.......     1,760          56,936
 First American Financial Corp..........     2,800          57,372
 FleetBoston Financial Corp.............     3,700         100,381
 *Foot Locker, Inc......................     9,300         124,620
 Ford Motor Co..........................    55,300         629,314
 *Gateway, Inc..........................     4,500          17,145
 GATX Corp..............................     2,200          53,086
 General Motors Corp....................    22,900         909,130
 *General Motors Corp. Class H..........    18,900         220,752
 Georgia-Pacific Corp...................    10,200         211,446
 Goodyear Tire & Rubber Co..............     8,700          71,688
 Greenpoint Financial Corp..............     2,200          93,940
 Harris Corp............................     3,200          86,144
 Hartford Financial Services Group,
   Inc..................................     6,200         304,172
 Hasbro, Inc............................     1,000          12,820
 *Healthsouth Corp......................    26,200         106,634
 *Hearst-Argyle Television, Inc.........     2,200          53,350
 Hibernia Corp..........................     3,200          62,496
 Hollinger International, Inc.
   Class A..............................     5,400          52,866
 Horton (D.R.), Inc.....................    10,888         208,070
 *Humana, Inc...........................    11,200         116,592
 Ikon Office Solutions, Inc.............     1,500          11,430
 IMC Global, Inc........................     7,800         101,790
 Independence Community Bank Corp.......     2,400          61,080
 Ingersoll-Rand Co., Ltd. Class A.......     2,000          92,400
 *Ingram Micro, Inc.....................     5,000          69,900
 International Paper Co.................    29,463       1,156,423
 *Invitrogen Corp.......................     1,000          27,940
 *JDS Uniphase Corp.....................    34,500         117,645
 John Hancock Financial Services,
   Inc..................................     3,300         100,881
 JP Morgan Chase & Co...................    20,700         521,019
 Kennametal, Inc........................     1,200          41,904
 Kerr-McGee Corp........................     2,600         117,650
 *Key3Media Group, Inc..................     3,150              58

VA LARGE VALUE PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 KeyCorp................................    21,700  $      566,153
 LaFarge Corp...........................     5,900         189,390
 *Lear Corp.............................     3,900         143,091
 *#Level 3 Communications, Inc..........     6,800          41,888
 *Liberty Media Corp....................    64,400         680,064
 Lincoln National Corp..................     6,200         217,868
 Loews Corp.............................    12,800         518,144
 *Louisiana-Pacific Corp................     6,900          61,824
 *LSI Logic Corp........................     6,100          50,569
 Lubrizol Corp..........................     2,000          62,320
 *#Lucent Technologies, Inc.............    92,100         161,175
 Lyondell Chemical Co...................     6,700          95,877
 *Manor Care, Inc.......................     1,000          19,480
 Marathon Oil Corp......................    14,000         280,000
 Massey Energy Co.......................     2,300          20,355
 *Maxtor Corp...........................     2,500          13,550
 MBIA, Inc..............................     6,600         300,168
 MeadWestavco Corp......................    12,941         324,043
 #Merrill Lynch & Co., Inc..............     5,500         239,250
 MetLife, Inc...........................    21,900         587,796
 *Metro-Goldwyn-Mayer, Inc..............     1,000          14,250
 MGIC Investment Corp...................     1,300          60,671
 *MGM Grand, Inc........................     3,600         121,860
 Mony Group, Inc........................     2,600          61,386
 Motorola, Inc..........................     4,000          45,520
 *NetIQ Corp............................     1,500          26,025
 Norfolk Southern Corp..................    24,300         479,439
 Northrop Grumman Corp..................     1,000          96,910
 *Novell, Inc...........................     5,500          19,800
 Occidental Petroleum Corp..............     6,000         167,100
 Old Republic International Corp........     4,350         130,152
 Omnicare, Inc..........................     6,100         131,699
 *Owens-Illinois, Inc...................     3,200          50,240
 *Pactiv Corp...........................    11,000         227,700
 *#PanAmSat Corp........................     4,600          88,711
 *Park Place Entertainment Corp.........    10,300          85,284
 Penney (J.C.) Co., Inc.................    16,600         393,918
 PepsiAmericas, Inc.....................     2,500          38,075
 *Phelps Dodge Corp.....................     4,624         145,286
 PMI Group, Inc.........................     1,200          39,108
 Pogo Producing Co......................     1,000          35,650
 *Pride International, Inc..............     3,500          48,930
 Protective Life Corp...................     1,500          44,295
 Pulte Homes Inc........................     2,400         112,656
 Questar Corp...........................     5,300         138,171
 *Quintiles Transnational Corp..........     1,000          11,750
 *Qwest Communications International,
   Inc..................................    50,800         245,872
 #Radian Group, Inc.....................     1,200          49,080
 Rayonier, Inc..........................       700          32,382
 Raytheon Co............................    20,200         589,234
 *#Rite Aid Corp........................     8,500          19,890
 RJ Reynolds Tobacco Holdings, Inc......     6,046         233,376
 Rockwell International Corp............     2,300          48,415
 Rohm & Haas Co.........................       900          31,851
 Ryder System, Inc......................     4,500         103,500
                                           SHARES       VALUE+
                                           ------       ------
 Safeco Corp............................     7,800  $      282,048
 Saint Paul Companies, Inc..............    14,712         547,875
 *Saks, Inc.............................    10,000         130,000
 *Sanmina Corp..........................    16,900          81,712
 *Service Corp. International...........     2,300           7,636
 *Six Flags, Inc........................     4,600          33,258
 *Smithfield Foods, Inc.................     1,500          28,440
 *Smurfit-Stone Container Corp..........     9,063         132,184
 *Solectron Corp........................    18,300          84,546
 Sovereign Bancorp, Inc.................    12,600         174,132
 Sprint Corp............................    20,100         293,058
 Starwood Hotels and Resorts Worldwide,
   Inc..................................    11,500         291,295
 Steelcase, Inc. Class A................     1,000          10,710
 Sunoco, Inc............................     5,100         150,960
 Supervalu, Inc.........................    10,000         179,800
 *Tech Data Corp........................     1,000          30,645
 Telephone & Data Systems, Inc..........     1,000          54,800
 *Tellabs, Inc..........................     5,400          47,844
 Temple-Inland, Inc.....................     2,900         142,245
 Textron, Inc...........................     4,000         172,400
 *Thermo-Electron Corp..................     1,000          19,590
 *Thomas & Betts Corp...................     1,800          33,660
 Tidewater, Inc.........................     2,100          64,953
 *Toys R Us, Inc........................    14,100         191,901
 TRW, Inc...............................     1,400          72,366
 Tyson Foods, Inc. Class A..............     9,881         116,596
 Union Pacific Corp.....................    16,400         949,560
 Unionbancal Corp.......................     1,000          43,570
 *Unisys Corp...........................     2,100          23,520
 *United Rentals, Inc...................     4,000          38,760
 *United States Cellular Corp...........     1,600          47,200
 United States Steel Corp...............     5,700          82,536
 Unitrin, Inc...........................     4,700         144,995
 UnumProvident Corp.....................    14,982         255,443
 Valero Energy Corp.....................     4,200         134,274
 Valhi, Inc.............................     6,500          63,700
 *VeriSign, Inc.........................     5,200          54,678
 *Viacom, Inc. Class A..................     2,000          94,000
 *Viacom, Inc. Class B..................    33,700       1,584,237
 *Viasys Healthcare, Inc................       146           2,336
 *Vishay Intertechnology, Inc...........     2,800          39,564
 Visteon Corp...........................     5,045          40,612
 *Vitesse Semiconductor, Inc............     2,100           6,983
 Wachovia Corp..........................       800          28,120
 *Watson Pharmaceuticals, Inc...........     3,500         104,965
 *WebMD Corp............................     7,600          65,018
 Weis Markets, Inc......................     1,700          55,760
 Wesco Financial Corp...................       400         120,800
 Weyerhaeuser Co........................     5,600         294,560
 Worthington Industries, Inc............     2,300          40,526
 *Xerox Corp............................     2,000          17,440
 York International Corp................     1,400          35,112
                                                    --------------
TOTAL COMMON STOCKS
  (Cost $42,602,207)....................                37,168,842
                                                    --------------

VA LARGE VALUE PORTFOLIO
CONTINUED

                                            FACE
                                           AMOUNT       VALUE+
                                           ------       ------
                                           (000)
TEMPORARY CASH INVESTMENTS -- (1.7%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $654,000 FMC
   Discount Notes 1.30%, 01/08/03,
   valued at $653,183) to be repurchased
   at $643,065
   (Cost $643,000)......................  $    643  $      643,000
                                                    --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $43,245,207)++........................            $   37,811,842
                                                    ==============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $43,245,563.

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES       VALUE+
                                           ------       ------
UNITED KINGDOM -- (26.5%)
COMMON STOCKS -- (26.5%)
 3I Group P.L.C.........................     6,166    $    57,086
 *AWG P.L.C.............................     1,265          7,982
 Abbey National P.L.C...................    24,655        248,403
 Aggregate Industries P.L.C.............    17,397         21,521
 Alliance & Leicester P.L.C.............     5,000         63,796
 Amvescap P.L.C.........................    13,400         98,831
 Associated British Foods P.L.C.........     8,800         75,859
 Associated British Ports Holdings
   P.L.C................................     4,600         28,631
 Aviva P.L.C............................    35,944        306,771
 BAA P.L.C..............................    18,036        147,056
 BAE Systems P.L.C......................    42,768        112,631
 BBA Group P.L.C........................     7,000         22,329
 BG Group P.L.C.........................    34,588        130,242
 BOC Group P.L.C........................     7,360        102,497
 BPB P.L.C..............................     6,900         29,606
 BT Group P.L.C.........................    96,287        314,629
 Barclays P.L.C.........................       264          1,910
 Barratt Developments P.L.C.............     6,000         37,811
 Berkeley Group P.L.C...................     1,590         13,978
 Britannic P.L.C........................     2,600         14,301
 *British Airways P.L.C.................    14,189         36,429
 British Land Co. P.L.C.................     5,904         40,330
 Cable and Wireless P.L.C...............    33,729         43,036
 Canary Wharf Group P.L.C...............     9,000         37,251
 Chelsfield P.L.C.......................     3,293         13,988
 *Colt Telecom Group P.L.C..............     9,600          6,386
 *Cookson Group P.L.C...................    27,401         10,552
 *Corus Group P.L.C.....................    49,343         26,297
 DeVere Group P.L.C.....................     1,125          4,726
 Debenhams P.L.C........................     5,069         24,214
 GKN P.L.C..............................     5,181         19,267
 Granada Compass P.L.C..................    38,000         56,468
 HBOS P.L.C.............................     7,173         77,738
 Hammerson P.L.C........................     3,800         29,150
 Hanson P.L.C...........................     9,004         45,393
 Hilton Group P.L.C.....................    22,165         63,546
 Inchcape P.L.C.........................       833          9,520
 *International Power P.L.C.............    14,526         24,015
 Johnson Matthey P.L.C..................     3,134         41,938
 Kelda Group P.L.C......................     3,261         19,130
 Liberty International P.L.C............     5,856         53,761
 Lonmin P.L.C...........................     1,550         21,357
 *Lonrho Africa P.L.C...................     1,587            290
 *MM02 P.L.C............................   121,000         96,021
 Marks & Spencer Group P.L.C............    37,454        199,896
 Millennium and Copthorne Hotels
   P.L.C................................     3,529         11,779
 Mothercare P.L.C.......................       935          1,506
 National Grid Group P.L.C..............    13,678         91,783
 Northern Rock P.L.C....................     4,000         41,857
 P & 0 Princess Cruises P.L.C...........     8,817         68,322
 Pearson P.L.C..........................    13,287        152,889
 Peninsular & Oriental Steam Navigation
   Co...................................     9,637         27,441
 Pilkington P.L.C.......................     9,444          9,442
 RMC Group P.L.C........................     2,000         13,102
                                           SHARES       VALUE+
                                           ------       ------
 Rank Group P.L.C.......................     9,987    $    43,822
 Rolls-Royce P.L.C......................    21,520         43,531
 Royal & Sun Alliance Insurance Group
   P.L.C................................    23,813         54,561
 Royal Bank of Scotland Group P.L.C.....    15,177        389,184
 Royal Bank of Scotland P.L.C...........    14,625         12,345
 Safeway P.L.C..........................    17,005         57,683
 Sainsbury (J.) P.L.C...................    32,898        151,265
 Scottish & Newcastle P.L.C.............     9,224         64,730
 Scottish Power P.L.C...................    19,192        100,937
 Seibe P.L.C............................     7,300          7,497
 Selfridges P.L.C.......................     1,210          5,262
 Severn Trent P.L.C.....................     2,995         28,940
 Signet Group P.L.C.....................    24,461         33,209
 Six Continents P.L.C...................    14,727        129,472
 Slough Estates P.L.C...................     4,000         21,084
 Smith (W.H.) P.L.C.....................     4,000         21,162
 Somerfield P.L.C.......................     6,000          6,815
 Standard Chartered P.L.C...............     6,503         78,420
 Tate & Lyle P.L.C......................     4,000         19,917
 Taylor Woodrow P.L.C...................     7,952         22,148
 Thistle Hotels P.L.C...................     5,457         10,232
 *Thus Group P.L.C......................     7,258          1,242
 Trinity Mirror P.L.C...................     1,950         11,333
 Uniq P.L.C.............................     1,300          3,611
 United Business Media P.L.C............     3,000         14,634
 United Utilities P.L.C.................     4,670         43,745
 Vodafone Group P.L.C...................   867,701      1,647,183
 Whitbread P.L.C........................     4,374         38,590
 Wincanton P.L.C........................     1,300          4,541
 Wolseley P.L.C.........................     4,466         37,942
 XANSA P.L.C............................     4,045          4,060
                                                      -----------
TOTAL COMMON STOCKS
  (Cost $7,214,086).....................                6,363,787
                                                      -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $1,091)........................                    1,075
                                                      -----------
TOTAL -- UNITED KINGDOM
  (Cost $7,215,177).....................                6,364,862
                                                      -----------
JAPAN -- (19.2%)
COMMON STOCKS -- (19.2%)
 AIOI Insurance Co., Ltd................     8,500         15,957
 #Aichi Steel Works, Ltd................     4,000         19,655
 Aisin Seiki Co., Ltd...................     2,000         26,740
 Amada Co., Ltd.........................     3,000          9,452
 Aoyama Trading Co., Ltd................     1,100         13,836
 Asahi Kasei Corp.......................     7,000         16,455
 *Ashikaga Bank, Ltd....................     9,000         10,285
 Bank of Kyoto, Ltd.....................     5,000         18,365
 Bank of Yokohama, Ltd..................    15,000         60,360
 Canon Sales Co., Inc...................     2,000         11,525
 Casio Computer Co., Ltd................     3,000         17,998
 Chiba Bank, Ltd........................    10,000         30,037
 Chudenko Corp..........................     1,030         13,115
 Chugoku Bank, Ltd......................     2,400         14,242
 Citizen Watch Co., Ltd.................     3,000         14,864
 Coca-Cola West Japan Co., Ltd..........     1,000         15,753

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Cosmo Oil Co., Ltd.....................    10,000    $    12,243
 Dai Nippon Printing Co., Ltd...........    13,000        154,283
 Daicel Chemical Industries, Ltd........     4,000         10,872
 Daido Steel Co., Ltd...................     5,000          6,081
 Daishi Bank, Ltd.......................     5,000         15,549
 Daito Trust Construction Co., Ltd......     2,916         58,432
 Daiwa House Industry Co., Ltd..........     7,000         37,424
 Ezaki Glico Co., Ltd...................     2,200         12,372
 Fukuoka Bank, Ltd......................    11,000         41,840
 *Fukuoka City Bank, Ltd................     4,712         10,000
 Fukuyama Transporting Co., Ltd.........     4,000         13,549
 Furukawa Electric Co., Ltd.............     7,000         17,084
 Gunma Bank, Ltd........................     5,000         21,712
 Gunze, Ltd.............................     4,000         13,647
 Hachijuni Bank, Ltd....................     9,000         39,742
 Higo Bank, Ltd.........................     3,000         11,533
 #Hiroshima Bank, Ltd...................    11,000         36,004
 Hitachi Cable, Ltd.....................     5,000         12,896
 Hitachi Koki Co., Ltd..................     2,000          5,730
 Hitachi Maxell, Ltd....................     1,000         12,570
 Hitachi Metals, Ltd....................     5,000         13,876
 Hitachi Transport System, Ltd..........     2,000         10,627
 Hitachi, Ltd...........................    61,000        259,405
 Hokkoku Bank, Ltd......................     5,000         19,467
 *Hokuriku Bank, Ltd....................     7,000         10,399
 House Foods Corp.......................     2,000         18,218
 Hyakugo Bank, Ltd. (105th Bank)........     4,000         14,006
 Hyakujishi Bank, Ltd...................     3,000         15,525
 Iyo Bank, Ltd..........................     4,000         21,287
 *JFE Holdings, Inc.....................     4,800         56,457
 Joyo Bank, Ltd.........................    10,000         27,262
 Juroku Bank, Ltd.......................     5,000         18,120
 Kajima Corp............................    13,000         32,682
 Kamigumi Co., Ltd......................     4,000         17,859
 Kandenko Co., Ltd......................     3,000          9,060
 *Kawasaki Heavy Industries, Ltd........    16,000         13,321
 Kinden Corp............................     2,000          6,334
 Kirin Brewery Co., Ltd.................    13,000         78,309
 *Kiyo Bank, Ltd........................     5,000          8,448
 *Kobe Steel, Ltd.......................    45,000         23,140
 Kokuyo Co., Ltd........................     2,000         16,863
 Komatsu, Ltd...........................    14,000         49,937
 Komori Corp............................     1,000          9,362
 Konica Corp............................     5,000         36,077
 Kuraray Co., Ltd.......................     6,000         36,534
 Kyudenko Corp..........................     2,000          7,150
 Lion Corp..............................     5,000         20,895
 Maeda Corp.............................     2,000          5,616
 Makita Corp............................     2,000         14,610
 *Marubeni Corp.........................    22,000         20,291
 Maruetsu, Inc..........................     3,000         13,958
 Matsushita Electric Industrial Co.,
   Ltd..................................    40,818        418,791
 Matsushita Electric Works, Ltd.........    10,000         59,095
 *Millea Holdings, Inc..................        13        100,061
 Mitsubishi Gas Chemical Co., Inc.......     5,000          6,897
 Mitsubishi Heavy Industries, Ltd.......    56,000        142,154
 *Mitsubishi Materials Corp.............    20,000         22,528
 *Mitsubishi Motors Corp................    14,000         29,939
 Mitsubishi Securities Co., Ltd.........     2,000          9,142
 Mitsui Chemicals, Inc..................    14,000         58,850
 #Mitsui Trust Holdings.................     7,000         11,027
 Mizuho Holdings, Inc...................       132        147,606
                                           SHARES       VALUE+
                                           ------       ------
 Mizuno Corp............................     2,000    $     4,587
 NTN Corp...............................     4,000         13,549
 Nagase & Co., Ltd......................     2,000          8,309
 #Nanto Bank, Ltd.......................     3,000          9,305
 *Nichimen Corp.........................     5,000          2,775
 Nippon Light Metal Co., Ltd............     8,000          6,138
 Nippon Meat Packers, Inc., Osaka.......     3,000         26,862
 Nippon Mitsubishi Oil Corp.............    26,100        104,387
 Nippon Shinpan Co., Ltd................     6,000          5,730
 Nishimatsu Construction Co., Ltd.......     4,000         11,558
 Nishi-Nippon Bank, Ltd.................     6,000         15,867
 Nissay Dowa General Insurance Co.,
   Ltd..................................     5,000         17,794
 Nisshin Seifun Group, Inc..............     3,000         19,540
 *Nisshin Steel Co., Ltd................    12,000          4,995
 Nisshinbo Industries, Inc..............     3,000         11,607
 Nittetsu Mining Co., Ltd...............     2,000          3,085
 Nitto Boseki Co., Ltd..................     7,000          6,056
 Obayashi Corp..........................     9,000         19,834
 Okumura Corp...........................     4,000         11,754
 Onward Kashiyama Co., Ltd..............     2,000         15,051
 *Resona Holdings, Inc..................    70,000         39,424
 San In Godo Bank, Ltd..................     3,000         15,157
 *Sankyo Aluminum Industry Co., Ltd.....     3,000          2,130
 Sanwa Shutter Corp.....................     3,000          7,958
 Seino Transportation Co., Ltd..........     2,000         12,097
 Sekisui Chemical Co., Ltd..............     8,000         20,830
 Sekisui House, Ltd.....................    13,000         94,225
 Seventy-seven (77) Bank, Ltd...........     4,000         15,019
 #Shiga Bank, Ltd.......................     4,000         14,888
 Shimizu Corp...........................    12,000         30,755
 Shinko Securities Co., Ltd.............    11,000         13,917
 *Shinmaywa Industries, Ltd.............     2,000          2,547
 Shiseido Co., Ltd......................     7,000         83,190
 Shizuoka Bank, Ltd.....................     6,000         37,514
 Showa Shell Sekiyu KK..................     3,000         18,390
 *Snow Brand Milk Products Co., Ltd.....     2,000          2,873
 #Softbank Corp.........................     2,600         29,498
 Sumitomo Bank, Ltd.....................    25,800         82,339
 Sumitomo Corp..........................     9,000         39,228
 Sumitomo Electric Industries, Ltd......    14,000         89,018
 Sumitomo Forestry Co., Ltd.............     3,000         16,553
 *Sumitomo Metal Industries, Ltd.
   Osaka................................    50,000         18,365
 Sumitomo Metal Mining Co., Ltd.........    10,000         33,384
 Sumitomo Realty & Development Co.,
   Ltd..................................     7,000         30,111
 Sumitomo Trust & Banking Co., Ltd......    13,000         56,662
 Taiheiyo Cement Corp...................    11,600         16,285
 Taisei Corp............................    14,000         23,654
 Takashimaya Co., Ltd...................     3,000         11,656
 Tanabe Seiyaku Co., Ltd................     4,000         36,926
 Toda Corp..............................     4,000          6,726
 Tokyo Steel Manufacturing Co., Ltd.....     1,500          4,787
 Tokyo Style Co., Ltd...................     1,000          8,293
 Tokyo Tatemono Co., Ltd................     4,000          6,073
 Toppan Printing Co., Ltd...............    12,000         88,446
 Toray Industries, Inc..................    12,000         27,229
 Tostem Inax Holding Corp...............     4,848         66,241
 Toto, Ltd..............................     3,000         10,333
 *Toyo Engineering Corp.................     3,000          3,208
 Toyo Seikan Kaisha, Ltd................     3,100         33,855

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Toyota Industries Corp.................     3,700    $    55,237
 Toyota Tsusho Corp.....................     4,000         18,545
 *#UFJ Holdings, Inc....................        68         69,996
 UNY Co., Ltd...........................     2,000         18,528
 *Victor Co. of Japan, Ltd..............     2,000         13,876
 Wacoal Corp............................     2,000         16,227
 Yamaguchi Bank, Ltd....................     2,000         12,896
 Yamaha Corp............................     2,000         19,312
 Yamato Kogyo Co., Ltd..................     2,000          8,113
 Yamazaki Baking Co., Ltd...............     2,000         10,954
 #Yasuda Fire & Marine Insurance Co.,
   Ltd..................................    16,000         89,850
 *Yasuda Trust & Banking Co., Ltd.......    40,000         15,019
 Yodogawa Steel Works, Ltd..............     4,000          9,632
 Yokogawa Electric Corp.................     3,000         19,345
                                                      -----------
TOTAL COMMON STOCKS
  (Cost $7,713,757).....................                4,609,484
                                                      -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $2,310)........................                    2,305
                                                      -----------
TOTAL -- JAPAN
  (Cost $7,716,067).....................                4,611,789
                                                      -----------
FRANCE -- (8.7%)
COMMON STOCKS -- (8.7%)
 AGF (Assurances Generales de France
   SA)..................................     2,435         90,592
 Alcatel SA.............................     3,600         20,592
 Arcelor SA.............................     2,700         35,454
 BNP Paribas SA.........................    11,750        479,229
 Beghin-Say.............................       300         10,923
 Cereol.................................       300          9,556
 Compagnie de Saint-Gobain..............     4,852        146,584
 Credit Lyonnais SA.....................     1,300         64,983
 Dior (Christian) SA....................     1,200         43,798
 *Euro Disney SCA.......................    15,675          8,108
 France Telecom SA......................     4,000         71,623
 Gecina SA..............................       200         19,836
 Generale des Establissements Michelin
   SA Series B..........................     2,000         69,415
 Imerys SA..............................       200         23,874
 LaFarge SA.............................       205         16,681
 LaFarge SA Prime Fidelite..............       311         24,672
 LaFarge SA Prime Fidelity..............     1,345        106,702
 Lagardere S.C.A. SA....................       550         25,250
 Pechiney SA Series A...................     1,100         41,920
 Pernod-Ricard SA.......................       800         71,981
 Peugeot SA.............................     3,600        162,406
 Provimi SA.............................       300          4,005
 Rallye SA..............................       400         14,683
 Remy Cointreau SA......................       600         17,786
 Schneider SA...........................       620         30,129
 Societe BIC SA.........................       700         23,091
 Societe des Ciments de Francais........       500         25,391
 Societe Generale, Paris................     5,312        299,086
 Unibail SA.............................       600         37,513
 Valeo SA...............................     1,200         39,273
 Vivendi Universal SA...................     3,730         60,815
                                                      -----------
TOTAL COMMON STOCKS
  (Cost $2,046,196).....................                2,095,951
                                                      -----------
                                           SHARES       VALUE+
                                           ------       ------
RIGHTS/WARRANTS -- (0.0%)
 *Rallye SA Series A Warrants
   11/30/03.............................       400    $        52
 *Rallye SA Series B Warrants
   11/30/05.............................       400             84
                                                      -----------
TOTAL RIGHTS/WARRANTS
  (Cost $308)...........................                      136
                                                      -----------
TOTAL -- FRANCE
  (Cost $2,046,504).....................                2,096,087
                                                      -----------
SWITZERLAND -- (7.3%)
COMMON STOCKS -- (7.3%)
 *Ascom Holding AG......................     1,000          3,539
 Baloise-Holding........................     3,600        162,962
 *Banque Cantonale Vaudois..............       110          6,303
 *Centerpulse AG........................       400         64,176
 Ciba Spezialitaetenchemie Holding AG...       700         50,610
 Cie Financiere Richemont AG
   Series A.............................    16,000        302,007
 Clariant AG............................     4,600         82,020
 *Credit Swisse Group...................    14,300        336,434
 *Crossair AG, Basel....................     1,100         25,954
 *Ems-Chemie Holding AG.................         7         23,594
 Givaudan SA............................       252        104,815
 Helvetia Patria Holding................       280         30,956
 Holcim, Ltd............................       320         63,745
 Pargesa Holding SA, Geneve.............        50         84,232
 Rieters Holdings.......................       130         25,151
 Schindler Holding AG...................       250         42,723
 Sig Holding AG.........................       400         40,987
 *Sulzer AG, Winterthur.................       170         23,035
 *Swiss Life AG.........................       700         58,986
 Syngenta AG............................     2,300        130,240
 Unaxis Holding AG......................       500         39,605
 Valora Holding AG......................       160         28,691
 Zurich Financial SVCS AG...............       192         20,677
                                                      -----------
TOTAL COMMON STOCKS
  (Cost $1,840,232).....................                1,751,442
                                                      -----------
RIGHTS/WARRANTS -- (0.0%)
 *Swiss Life Holdings Rights 12/03/02
   (Cost $0)............................       350              0
                                                      -----------
TOTAL -- SWITZERLAND
  (Cost $1,840,232).....................                1,751,442
                                                      -----------
GERMANY -- (5.9%)
COMMON STOCKS -- (5.9%)
 *Aareal Bank AG........................       500          6,317
 Allianz AG.............................       250         28,127
 BASF AG................................    10,650        414,766
 *Bankgesellschaft Berlin AG............     2,700          4,324
 Bayer AG...............................     3,500         80,497
 Bayerische Vereinsbank AG..............     1,900         31,469
 *Berliner Kraft & Licht Bewag AG.......     2,000         27,853
 Bilfinger & Berger Bau AG..............       600          9,968
 Commerzbank AG.........................     7,850         73,091
 DaimlerChrysler AG.....................     3,080        112,445
 Deutsche Bank AG.......................     7,222        363,880
 *Deutsche Lufthansa AG.................     4,100         45,884
 E.ON AG................................       800         34,538
 Hochtief AG............................     1,200         16,712

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Linde AG...............................     1,333    $    50,256
 MAN AG.................................     1,000         15,071
 Merck KGAA.............................       700         17,687
 ThyssenKrupp AG........................     5,500         66,366
 Vereins & Westbank AG..................     1,206         20,995
                                                      -----------
TOTAL -- GERMANY
  (Cost $2,029,021).....................                1,420,246
                                                      -----------
NETHERLANDS -- (5.8%)
COMMON STOCKS -- (5.8%)
 ABN-AMRO Holding NV....................     9,847        169,070
 Aegon NV...............................    12,900        208,528
 Buhrmann NV............................     2,205         10,243
 DSM NV.................................     1,763         79,446
 Heineken Holding Nv-A..................     3,906        109,107
 Ing Groep NV...........................    17,852        340,077
 KLM (Koninklijke Luchtvaart Mij) NV....     1,475         15,847
 *Koninklijke KPN NV....................    19,843        131,858
 Koninklijke Numico NV..................     1,317         16,114
 Koninklijke Philips Electronics NV.....    11,794        258,814
 Vnu NV.................................     1,879         56,168
                                                      -----------
TOTAL -- NETHERLANDS
  (Cost $1,226,180).....................                1,395,272
                                                      -----------
AUSTRALIA -- (4.7%)
COMMON STOCKS -- (4.6%)
 AMP, Ltd...............................    10,433         77,020
 AXA Asia Pacific Holdings, Ltd.........    35,200         49,600
 Amcor, Ltd.............................     5,639         25,959
 *BHP Steel Ltd.........................    15,800         28,118
 Boral, Ltd.............................    13,008         30,671
 CSR, Ltd...............................    16,261         57,055
 Commonwealth Bank of Australia.........    10,681        162,797
 Goodman Fielder, Ltd...................    22,265         18,749
 Insurance Australiz Group, Ltd.........    19,500         28,025
 Lion Nathan, Ltd.......................     7,600         22,528
 MIM Holdings...........................    12,721         11,069
 Mayne Nickless, Ltd....................     6,167         10,940
 Mirvac, Ltd............................    12,512         29,220
 Normandy Mining Corp...................    11,297         26,002
 Orica, Ltd.............................     3,456         20,197
 Origin Energy, Ltd.....................     4,938          9,980
 *Pacific Dunlop, Ltd...................     2,901         12,133
 Paperlinx, Ltd.........................     1,480          4,038
 Publishing and Broadcasting, Ltd.......     9,155         42,041
 Quantas Airways, Ltd...................    20,168         42,911
 Rio Tinto, Ltd.........................     9,782        190,336
 Santos, Ltd............................    11,627         39,164
 St. George Bank, Ltd...................     6,636         67,467
 WMC, Ltd...............................    22,248        103,915
                                                      -----------
TOTAL COMMON STOCKS
  (Cost $1,033,702).....................                1,109,935
                                                      -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $16,037).......................                   16,874
                                                      -----------
TOTAL -- AUSTRALIA
  (Cost $1,049,739).....................                1,126,809
                                                      -----------
SPAIN -- (3.7%)
COMMON STOCKS -- (3.7%)
 Acerinox SA............................     2,500         96,965
                                           SHARES       VALUE+
                                           ------       ------
 *Arcelor SA............................     2,132    $    27,147
 Aurea Concesiones de Infraestructuras
   del Estado SA........................     4,200         89,619
 Autopistas Concesionaria Espanola SA...     8,386         89,427
 Banco Pastor SA........................     1,200         20,902
 Cia Espanola de Petroleous SA..........    17,100        297,684
 Grupo Dragados SA, Madrid..............     7,500        118,626
 Repsol SA..............................     8,500        107,047
 Sociedad General de Aguas de Barcelona
   SA...................................     1,734         16,404
 *Sociedad General de Aguas de Barcelona
   SA New Shares........................        17            161
 *Terra Networks SA.....................     3,100         15,974
                                                      -----------
TOTAL -- SPAIN
  (Cost $700,572).......................                  879,956
                                                      -----------
ITALY -- (3.5%)
COMMON STOCKS -- (3.5%)
 *Alitalia Linee Aeree Italiane SpA
   Series A.............................    20,000          5,790
 Banca Popolare di Lodi Scarl...........     3,000         25,993
 *Banca Popolare di Milano..............     4,080         14,449
 Banca Toscana..........................     7,500         34,767
 Banco Popolare di Verona e Novara
   SpA..................................     5,000         55,458
 CIR SpA (Cie Industriale Riunite),
   Torino...............................    15,000         15,593
 #Capitalia SpA.........................    25,625         42,697
 #Compagnia Assicuratrice Unipol SpA....     6,500         25,864
 #Fiat SpA..............................     9,250         89,256
 IFIL Finanziaria Partecipazioni SpA....     4,500         17,682
 *Immsi SpA.............................     3,500          2,632
 *Ing C.Olivetti & C SpA, Ivrea.........   114,000        134,156
 Intesabci SpA..........................     9,059         19,780
 Italcementi Fabriche Riunite Cemento
   SpA, Bergamo.........................     5,200         50,693
 Milano Assicurazioni SpA...............     6,000         12,266
 Parmalat Finanziaria SpA...............    10,400         24,933
 #Pirelli SpA...........................    40,000         42,974
 RAS SpA (Riunione Adriatica di
   Sicurta).............................    13,800        172,970
 Rinascente per l'Esercizio di Grande
   Magazzini SpA........................     5,000         22,134
 #SAI SpA (Sta Assicuratrice
   Industriale), Torino.................     1,500         23,427
 *SNIA SpA..............................     7,800         13,889
 Sirti SpA..............................     3,500          3,520
                                                      -----------
TOTAL COMMON STOCKS
  (Cost $1,113,689).....................                  850,923
                                                      -----------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
   (Cost $0)............................       990            318
                                                      -----------
TOTAL -- ITALY
  (Cost $1,113,689).....................                  851,241
                                                      -----------
FINLAND -- (2.2%)
COMMON STOCKS -- (2.2%)
 Fortum Oyj.............................    42,280        243,100
 Huhtamaki Van Leer Oyj.................     5,200         47,848
 Kemira Oyj.............................     3,800         24,949

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Kesko Oyj..............................     4,800    $    56,105
 M-real Oyj Series B....................     6,800         55,130
 Metso Oyj..............................     2,997         31,304
 #Outokumpu Oyj Series A................     5,000         48,495
 Wartsila Corp. Oyj Series B............     1,400         16,642
                                                      -----------
TOTAL COMMON STOCKS
  (Cost $500,052).......................                  523,573
                                                      -----------
RIGHTS/WARRANTS -- (0.0%)
 *Outokumpu Rights 12/17/02
   (Cost $0)............................     5,000              0
                                                      -----------
TOTAL -- FINLAND
  (Cost $500,052).......................                  523,573
                                                      -----------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.1%)
 Atlas Copco AB Series A................     1,200         27,666
 Billerud AB............................     3,432         39,373
 Gambro AB Series A.....................     2,500         15,306
 Holmen AB Series B.....................     2,300         61,145
 SSAB Swedish Steel Series A............     1,200         13,965
 Skandinaviska Enskilda Banken
   Series A.............................     4,700         43,550
 Svenska Cellulosa AB Series B..........     2,900        100,448
 Svenska Kullagerfabriken AB
   Series B.............................     1,900         53,760
 Trelleborg AB Series B.................     1,400         12,355
 Volvo AB Series A......................     2,400         43,418
 Volvo AB Series B......................     5,100         96,201
                                                      -----------
TOTAL COMMON STOCKS
  (Cost $508,474).......................                  507,187
                                                      -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Swedish Krona
   (Cost $14,015).......................                   14,387
                                                      -----------
TOTAL -- SWEDEN
  (Cost $522,489).......................                  521,574
                                                      -----------
BELGIUM -- (1.9%)
COMMON STOCKS -- (1.9%)
 Bekaert SA.............................     1,000         41,561
 Cofinimmo SA...........................       220         21,228
 Fortis AG..............................     6,944        122,957
 Groupe Bruxelles Lambert...............     1,600         64,238
 Solvay SA..............................     2,300        151,006
 Suez (ex Suez Lyonnaise des Eaux)......     2,500         44,988
 Union Miniere SA.......................       600         24,973
                                                      -----------
TOTAL -- BELGIUM
  (Cost $490,391).......................                  470,951
                                                      -----------
HONG KONG -- (1.7%)
COMMON STOCKS -- (1.7%)
 Great Eagle Holdings, Ltd..............     7,752          5,368
 Hang Lung Development Co., Ltd.........    25,000         20,837
 #Hang Lung Properties, Ltd.............    68,000         63,652
 Hong Kong and Shanghai Hotels, Ltd.....    18,416          7,793
 Hopewell Holdings, Ltd.................    14,000          9,245
 Hysan Development Co., Ltd.............    18,190         13,761
 Kerry Properties, Ltd..................    14,522         11,731
 New World Development Co., Ltd.........     9,350          5,485
 *Paliburg Holdings, Ltd................    45,000            427
 Shangri-La Asia, Ltd...................    30,473         19,733
 #Sino Land Co., Ltd....................    46,570         16,272
                                           SHARES       VALUE+
                                           ------       ------
 Swire Pacific, Ltd. Series A...........    22,000    $    90,272
 *Tsim Sha Tsui Properties, Ltd.........    12,000         11,617
 Wharf Holdings, Ltd....................    52,457        110,650
 Wheelock and Co., Ltd..................    34,002         24,197
                                                      -----------
TOTAL -- HONG KONG
  (Cost $799,696).......................                  411,040
                                                      -----------
DENMARK -- (1.2%)
COMMON STOCKS -- (1.2%)
 Danisco A.S............................       870         28,844
 Danske Bank A.S........................     8,300        138,980
 *Jyske Bank A.S........................     1,500         37,676
 Nordea AB..............................    14,330         70,449
                                                      -----------
TOTAL COMMON STOCKS
  (Cost $220,355).......................                  275,949
                                                      -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $7,330)........................                    8,156
                                                      -----------
TOTAL -- DENMARK
  (Cost $227,685).......................                  284,105
                                                      -----------
SINGAPORE -- (1.0%)
COMMON STOCKS -- (0.9%)
 DBS Group Holdings, Ltd................     4,000         25,364
 Fraser & Neave, Ltd....................     9,000         39,744
 Keppel Corp., Ltd......................    24,000         53,535
 Keppel Land, Ltd.......................    29,000         17,568
 *Neptune Orient Lines, Ltd.............    23,000         11,784
 Singapore Land, Ltd....................     9,000         16,305
 United Industrial Corp., Ltd...........    43,000         15,459
 United Overseas Bank, Ltd..............     4,000         27,175
 United Overseas Land, Ltd..............    12,000         11,549
                                                      -----------
TOTAL COMMON STOCKS
  (Cost $385,210).......................                  218,483
                                                      -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Singapore Dollars
   (Cost $17,992).......................                   18,457
                                                      -----------
TOTAL -- SINGAPORE
  (Cost $403,202).......................                  236,940
                                                      -----------
IRELAND -- (0.6%)
COMMON STOCKS -- (0.6%)
 Allied Irish Banks P.L.C...............     3,653         51,601
 CRH P.L.C..............................     2,614         38,095
 Independent News & Media P.L.C.........    10,591         15,487
 Irish Permanent P.L.C..................     3,811         42,460
                                                      -----------
TOTAL -- IRELAND
  (Cost $148,372).......................                  147,643
                                                      -----------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 Banco Espirito Santo e Comercial de
   Lisboa...............................     4,800         54,911
 Portugal Telecom SA....................     4,794         32,476
 *Sonae SGPS SA.........................    28,000         12,256
                                                      -----------
TOTAL -- PORTUGAL
  (Cost $103,167).......................                   99,643
                                                      -----------
NORWAY -- (0.3%)
COMMON STOCKS -- (0.3%)
 Bergesen Dy ASA Series A...............     1,200         23,104

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Norske Skogindustrier ASA Series A.....     1,600    $    25,343
 *Petroleum Geo Services ASA............     1,600            568
 *Storebrand ASA........................     5,000         21,029
                                                      -----------
TOTAL COMMON STOCKS
  (Cost $92,150)........................                   70,044
                                                      -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $3,435)........................                    4,087
                                                      -----------
TOTAL -- NORWAY
  (Cost $95,585)........................                   74,131
                                                      -----------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Agricultural Bank of Greece S.A.......     2,800         17,548
 Alpha Credit Bank......................     1,800         22,310
 EFG Eurobank Ergasias S.A..............     2,500         28,351
                                                      -----------
TOTAL -- GREECE
  (Cost $77,536)........................                   68,209
                                                      -----------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 *Telekom Austria AG....................     3,850         34,852
 Voest-Alpine Stahl AG..................       726         18,488
                                                      -----------
TOTAL -- AUSTRIA
  (Cost $52,687)........................                   53,340
                                                      -----------
UNITED STATES -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Smurfit-Stone Container Corp.
   (Cost $28,716).......................     2,096         30,570
                                                      -----------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd.
   (Cost $30,613).......................    24,100         20,558
                                                      -----------

                                                        VALUE+
                                                        ------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $2,804)........................              $     3,100
                                                      -----------
TOTAL -- NEW ZEALAND
  (Cost $33,417)........................                   23,658
                                                      -----------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $17,920).......................                   18,030
                                                      -----------
                                            FACE
                                           AMOUNT
                                           ------
                                           (000)
TEMPORARY CASH INVESTMENTS -- (2.4%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $588,000 FMC
   Discount Notes 1.37%, 07/30/03,
   valued at $582,120) to be repurchased
   at $573,058
   (Cost $573,000)......................  $    573        573,000
                                                      -----------
TOTAL INVESTMENTS -- (100%) (Cost
  $29,011,096)++........................              $24,034,111
                                                      ===========

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $29,138,515.

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL SMALL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                          SHARES       VALUE+
                                          ------       ------
JAPAN -- (26.7%)
COMMON STOCKS -- (26.7%)
 Achilles Corp..........................   6,000     $     5,730
 Advan Co., Ltd.........................   2,000          14,039
 Aica Kogyo Co., Ltd....................   3,000          17,924
 Aichi Tokei Denki Co., Ltd.............   3,000           5,461
 Aida Engineering, Ltd..................   3,000           6,097
 *Akai Electric Co., Ltd................   9,000              73
 Amada Co., Ltd.........................     381           1,200
 Amada Machinics Co., Ltd...............   7,000          11,541
 *Arai-Gumi, Ltd........................   1,200             255
 Arisawa Manufacturing Co., Ltd.........     100           1,922
 #Asahi Denka Kogyo KK..................   3,000          14,888
 Asahi Diamond Industrial Co., Ltd......   5,000          17,957
 Asahi Kogyosha Co., Ltd................   3,000           6,489
 *Asahi Optical Co., Ltd................   5,000           6,897
 Asahi Organic Chemicals Industry Co.,
   Ltd..................................   3,000           5,754
 Ashimori Industry Co., Ltd.............   3,000           4,016
 *Asics Corp............................   7,000           6,628
 *Azel Corp., Tokyo.....................   2,000             571
 Azwell, Inc............................   9,000          34,526
 Bando Chemical Industries, Ltd.........   5,000           9,019
 Bank of Iwate, Ltd.....................     800          25,336
 *Bosch Automotive Systems Corp.........  15,000          17,508
 CKD Corp...............................   2,000           5,061
 #CMK Corp..............................   3,000          17,386
 *Cecile Co., Ltd.......................   2,400          27,464
 Central Finance Co., Ltd...............   4,000          11,982
 *#Chiba Kogyo Bank, Ltd................     800           4,081
 *Chiyoda Corp..........................   6,000           9,746
 *Chori Co., Ltd........................   5,000           2,000
 *Chugai Mining Co., Ltd................  50,000           4,489
 *Chukyo Bank, Ltd......................   5,000          18,039
 *Clarion Co., Ltd......................  10,000           4,408
 Coca Cola Central Japan Co., Ltd.......       3          16,651
 Dai-Dan Co., Ltd.......................   3,000          10,774
 Daido Hoxan, Inc.......................   4,000          15,770
 Daihen Corp............................  11,000           9,787
 Daiken Corp............................   9,000          16,969
 *Daikyo, Inc...........................  14,000           5,371
 Dainichiseika Colour & Chemicals
   Manufacturing Co., Ltd...............   4,000           9,174
 Daisan Bank, Ltd.......................   4,000          13,647
 Daiwa House Industry Co., Ltd..........   1,500           8,019
 Daiwa Kosho Lease Co., Ltd.............   8,000          17,826
 *Daiwabo Co., Ltd......................   8,000           3,918
 Denki Kagaku Kogyo KK..................   3,450           7,772
 Denki Kogyo Co., Ltd...................   3,000           6,685
 #Edion Corp............................   3,737          16,563
 Exedy Corp.............................   4,000          27,719
 *FDK Corp..............................   7,000           7,885
 France Bed Co., Ltd....................   4,000           9,370
 Fuji Fire & Marine Insurance Co.,
   Ltd..................................  28,000          50,508
 *Fuji Kosan Co., Ltd...................   6,000           2,204
 Fuji Kyuko Co., Ltd....................   5,000          18,365
 *Fuji Spinning Co., Ltd., Tokyo........   4,000           1,404
 Fujicco Co., Ltd.......................   2,000          17,075
 *Fujiko Co., Ltd.......................   4,000              65
                                          SHARES       VALUE+
                                          ------       ------
 Fujirebio, Inc.........................   1,000     $     6,530
 Fujita Kanko, Inc......................  12,000          42,607
 Fujitsu Business Systems, Ltd..........   2,000          17,304
 *Fujiya Co., Ltd.......................  10,000           9,713
 *Furukawa Battery Co., Ltd.............   3,000           4,922
 *Furukawa Co., Ltd.....................  18,000           9,550
 Fuso Pharmaceutical Industries, Ltd....   5,000          15,712
 *Gakken Co., Ltd.......................   3,000           2,669
 *Godo Steel, Ltd.......................   6,000           3,085
 Heiwado Co., Ltd.......................   4,000          33,792
 Hitachi Koki Co., Ltd..................   8,000          22,920
 *Hitachi Kokusai Electric, Inc.........   1,320           3,502
 Hitachi Medical Corp...................   2,000          19,883
 Hitachi Plant Engineering &
   Construction Co., Ltd................   6,000          12,488
 Hitachi, Ltd...........................     591           2,513
 Hokkaido Coca Cola Bottling Co., Ltd...   3,000          12,782
 Hokkaido Gas Co., Ltd..................   4,000           8,652
 *Hokuriku Electric Industry Co.,
   Ltd..................................   4,000           1,894
 Homac Corp.............................   3,000          22,675
 Horiba, Ltd............................   2,000          12,929
 *Howa Machinery, Ltd...................   5,000           1,918
 Ichikoh Industries, Ltd................   4,000           7,738
 Iino Kaiun Kaisha, Ltd.................   9,000          16,308
 Inabata and Co., Ltd., Osaka...........   4,000          13,876
 Inageya Co., Ltd.......................   2,000          13,696
 *Iseki & Co., Ltd......................  14,000           8,456
 Itochu Fuel Corp.......................   4,000          15,345
 *Iwasaki Electric Co., Ltd.............   4,000           6,791
 Iwatsu Electric Co., Ltd...............   3,000           2,963
 *Izumiya Co., Ltd......................   7,000          32,396
 Japan Aviation Electronics
   Industry, Ltd........................   3,000          18,169
 Japan Digital Laboratory Co., Ltd......   2,300          15,094
 Japan Medical Dynamic
   Marketing Inc........................     770          10,119
 Japan Pulp and Paper Co., Ltd..........   5,000          14,651
 *Japan Steel Works, Ltd................  21,000          12,170
 *Japan Storage Battery Co., Ltd........  17,000          23,450
 Japan Transcity Corp...................   3,000           5,436
 Japan Vilene Co., Ltd..................   3,000           5,363
 Japan Wool Textile Co., Ltd............   6,000          18,610
 Jeol, Ltd..............................   5,000          21,140
 *#Joshin Denki Co., Ltd................   2,000           1,143
 Juki Corp..............................   7,000          13,713
 Kagawa Bank, Ltd.......................   3,000          15,574
 #Kaken Pharmaceutical Co., Ltd.........   7,000          26,511
 *#Kanematsu Corp.......................  10,500           7,713
 *Kanematsu-NNK Corp....................   3,000           2,840
 Kanto Auto Works, Ltd., Yokosuka.......   3,000          14,447
 Kanto Denka Kogyo Co., Ltd.............   4,000           7,673
 Kanto Natural Gas
   Development Co., Ltd.................   4,000          16,259
 Kawada Industries, Inc.................   2,000           3,167
 *Kawai Musical Instruments
   Manufacturing Co., Ltd...............   5,000           2,612
 Kayaba Industry Co., Ltd...............  16,000          32,388
 Keiyo Co., Ltd.........................   2,000          11,084
 *#Kenwood Corp.........................  10,000           7,673

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Kita-Nippon Bank, Ltd..................     400     $    15,182
 Kokusai Kogyo Co., Ltd.................   2,000           6,758
 Komatsu, Ltd...........................   1,182           4,216
 *Kosei Securities Co., Ltd.............   4,000           3,134
 Kurabo Industries, Ltd.................  13,000          14,961
 Kuraya Sanseido, Inc...................   8,500          58,834
 Kurimoto, Ltd..........................  11,000          13,827
 #Kyodo Printing Co., Ltd...............   9,000          25,197
 Kyodo Shiryo Co., Ltd..................   5,000           3,387
 *#Kyushu-Shinwa Holdings, Inc..........   3,000           7,322
 Life Corp..............................   2,000          16,357
 Maeda Road Construction Co., Ltd.......  10,000          35,914
 *Marudai Food Co., Ltd.................   5,000           4,734
 Maruetsu, Inc..........................   9,000          41,872
 Maruha Corp............................  18,000          14,986
 Marusan Securities Co., Ltd............   6,000          12,194
 Maruyama Manufacturing Co., Inc........   3,000           2,057
 *Maruzen Co., Ltd......................   4,000           3,918
 Matsuo Bridge Co., Ltd.................   3,000           3,795
 *Meidensha Corp........................  14,000          13,713
 Meiko National Securities Co., Ltd.....  12,000          26,250
 Meito Sangyo Co., Ltd..................   2,000          24,111
 *Mercian Corp..........................  10,000          14,366
 *Misawa Homes Co., Ltd.................   9,000           8,448
 *Mitsubishi Cable Industries, Ltd......  14,000          10,284
 Mitsubishi Plastics, Inc...............  16,000          21,157
 *Mitsubishi Shindoh Co., Ltd...........   3,000           3,477
 *Mitsubishi Steel
   Manufacturing Co., Ltd...............   5,000           2,530
 Mitsuboshi Belting, Ltd................   8,000          18,088
 *Mitsui Construction Co., Ltd..........   3,000             833
 Mitsui Home Co., Ltd...................   4,000          12,145
 *Mitsui Mining Co., Ltd................   5,000           1,632
 Mitsui-Soko Co., Ltd...................  10,000          17,957
 Mitsuuroko Co., Ltd....................   3,000          17,288
 Miura Co., Ltd.........................   2,000          23,703
 Mizuno Corp............................   9,000          20,642
 Mkc-Stat Corp..........................   2,000           9,909
 Morinaga & Co., Ltd....................  16,000          21,548
 Nachi-Fujikoshi Corp...................  13,000          12,839
 Nagano Bank, Ltd.......................   6,000          17,484
 Nakamuraya Co., Ltd....................   3,000           5,730
 *Nakayama Steel Works, Ltd.............   5,000           2,857
 Nemic-Lambda KK........................   1,000           7,215
 Nichias Corp...........................   4,000           7,607
 Nichiha Corp...........................   4,000          26,968
 Nichimo Co., Ltd.......................   5,000           7,713
 Nichireki Co., Ltd.....................   2,000           5,485
 Nichiro Corp...........................   5,000           4,408
 Nifco, Inc.............................   2,000          20,193
 Nikkiso Co., Ltd.......................   4,000          14,202
 Nippon Beet Sugar
   Manufacturing Co., Ltd...............   5,000           6,244
 *Nippon Carbon Co., Ltd................   5,000           2,571
 #Nippon Chemical Industrial Co., Ltd...   2,000           2,791
 Nippon Chemi-Con Corp..................   5,000          16,569
 *Nippon Columbia Co., Ltd..............   3,000           2,204
 Nippon Concrete Industries Co., Ltd....   3,000           2,032
 Nippon Densetsu Kogyo Co., Ltd.........   2,000           7,591
 Nippon Flour Mills Co., Ltd............  17,000          33,718
 *Nippon Kakon Seishi Co., Ltd..........   3,000              24
 *#Nippon Kasei Chemical Co., Ltd.......   5,000           3,959
                                          SHARES       VALUE+
                                          ------       ------
 Nippon Light Metal Co., Ltd............  32,000     $    24,552
 Nippon Mitsubishi Oil Corp.............   4,800          19,198
 Nippon Seiki Co., Ltd..................   4,000          16,325
 Nippon Shinpan Co., Ltd................  21,000          20,055
 Nippon Shinyaku Co., Ltd...............   3,000          13,394
 Nippon Signal Co., Ltd.................   3,000           6,538
 *Nippon Steel Chemical Co., Ltd........   6,000           7,738
 Nippon Suisan Kaisha, Ltd..............  18,000          32,616
 Nippon Synthetic Chemical
   Industry Co., Ltd....................   3,000           2,620
 Nippon Unipac Holding..................       1           3,805
 *Nissan Diesel Motor Co., Ltd..........  18,000          11,754
 Nissan Shatai Co., Ltd.................  11,000          37,440
 Nissha Printing Co., Ltd...............   3,000          19,222
 Nisshin Fire & Marine
   Insurance Co., Ltd...................  19,000          37,375
 Nisshin Oil Mills, Ltd.................  10,000          21,222
 *Nisshin Steel Co., Ltd................  49,000          20,398
 Nissin Co., Ltd........................   3,300          24,242
 Nitsuko Corp...........................   3,000           8,007
 Nittetsu Mining Co., Ltd...............   3,000           4,628
 Nitto Boseki Co., Ltd..................  18,000          15,574
 Nitto Electric Works, Ltd..............   3,000          17,018
 OSG Corp...............................   6,000          17,386
 Odakyu Real Estate Co., Ltd............   4,000           7,509
 Okamoto Industries, Inc................   9,000          16,602
 *Okura and Co., Ltd....................   6,000               0
 Organo Corp............................   4,000          11,558
 *Pacific Metals Co., Ltd...............   7,000           4,342
 #Parco Co., Ltd........................   2,000           8,097
 *Pasco Corp............................   1,000           2,889
 Penta-Ocean Construction Co., Ltd......  36,000          13,811
 *Prima Meat Packers, Ltd...............   5,000           1,959
 Raito Kogyo Co., Ltd...................   2,400           4,564
 Rasa Industries, Ltd...................   3,000           4,114
 Rheon Automatic Machinery Co., Ltd.....   2,000           4,718
 Riken Corp.............................   7,000          13,998
 Riken Vitamin Co., Ltd.................   2,000          17,549
 Rohto Pharmaceutical Co., Ltd..........   2,000          14,757
 Roland Corp............................   2,000          18,757
 *Ryobi, Ltd............................   5,000           5,550
 Ryoyo Electro Corp.....................   2,000          15,623
 SMK Corp...............................   5,000          12,896
 SRL, Inc...............................   3,000          25,564
 *SXL Corp..............................   3,000           2,204
 Sagami Co., Ltd........................   3,000           9,036
 Sakata Inx Corp........................   3,000           6,856
 Sanki Engineering Co., Ltd.............   5,000          24,364
 *Sankyo Aluminum Industry Co., Ltd.....  16,000          11,362
 *Sankyu, Inc., Tokyo...................  20,000          13,549
 *Sansui Electric Co., Ltd..............  14,000             686
 Sanyo Shokai, Ltd......................   5,000          24,487
 Sanyo Special Steel Co., Ltd...........   7,000           5,256
 Sasebo Heavy Industries Co.,
   Ltd., Tokyo..........................   7,000           4,114
 *Seiko Corp............................   3,307           5,129
 Shikoku Chemicals Corp.................   3,000           9,746
 Shimizu Bank, Ltd......................     400          16,651
 Shinagawa Fuel Co., Ltd................   3,000          10,187
 Shindengen Electric
   Manufacturing Co., Ltd...............   3,000           5,289
 Shin-Etsu Polymer Co., Ltd.............   5,000          21,630

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Shinki Co., Ltd........................   3,000     $    10,138
 *Shinko Electric Co., Ltd..............   6,000           9,011
 *Shinmaywa Industries, Ltd.............   5,000           6,367
 Sho-Bond Corp..........................   2,000          12,652
 *Showa Electric Wire & Cable Co., Ltd.,
   Kawasaki.............................  12,000           6,465
 Showa Sangyo Co., Ltd..................  10,000          17,957
 *Sumitomo Construction Co., Ltd........   3,000           1,102
 *Sumitomo Light Metal Industries,
   Ltd..................................  11,000           5,567
 Sumitomo Precision Products Co., Ltd.,
   Amagasaki City.......................   2,000           4,881
 Sumitomo Warehouse Co., Ltd............   9,000          19,614
 Sun Wave Corp..........................   2,000           2,547
 Taisei Rotec Corp......................   3,000           3,820
 Taiyo Toyo Sanso Co., Ltd..............   9,000          17,630
 *Takaoka Electric Manufacturing Co.,
   Ltd., Tokyo..........................   4,000           2,285
 Takasago International Corp............   3,000           9,011
 *Takashima & Co., Ltd..................   4,000           2,285
 Takiron Co., Ltd.......................   3,000           5,607
 Tamura Corp............................   4,000           7,281
 Tasaki Shinju Co., Ltd.................   2,000           5,012
 *Teac Corp.............................   5,000           5,673
 Tenma Corp.............................   2,000          18,349
 Toa Corp...............................  12,000          10,480
 Toa Doro Kogyo Co., Ltd................   3,000           4,799
 *Toa Wool Spinning &
   Weaving Co., Ltd.....................   6,000           1,322
 Toagosei Co., Ltd......................  26,000          31,408
 Tochigi Bank, Ltd......................   3,000          16,235
 Toei Co., Ltd..........................  14,000          32,567
 Toenec Corp............................   3,000           9,280
 Toho Zinc Co., Ltd.....................   4,000           3,918
 Tohoku Pioneer Corp....................   2,000          24,977
 Tokai Carbon Co., Ltd..................  12,000          18,218
 Tokai Tokyo Securities Co., Ltd........   4,000           4,440
 #Tokico, Ltd...........................   4,000          10,872
 *Tokin Corp............................   2,000           8,326
 *Toko, Inc.............................   8,000          15,541
 Tokushima Bank, Ltd....................   7,000          38,738
 Tokushu Paper Manufacturing Co.,
   Ltd..................................   3,000           9,354
 Tokyo Kikai Seisakusho, Ltd............   6,000          11,215
 *Tokyo Rope Manufacturing Co., Ltd.....   4,000           1,502
 #Tokyo Tatemono Co., Ltd...............  15,000          22,773
 *Tokyo Tekko Co., Ltd..................   3,000           3,575
 Tokyo Theatres Co., Inc., Tokyo........   6,000           4,065
 *Tokyo Tomin Bank, Ltd.................   3,700          28,751
 *Tokyu Construction Co., Ltd...........  42,000          20,912
 Tokyu Corp.............................   3,840          13,384
 Tokyu Store Chain Corp.................   4,000          11,982
 Tonami Transportation Co., Ltd.........   3,000           6,318
 Topy Industries, Ltd...................  16,000          23,246
 *Toshiba Machine Co., Ltd..............   6,000          11,852
 Tostem Inax Holding Corp...............   1,401          19,143
 *Totoku Electric Co., Ltd., Tokyo......   3,000           2,253
 *#Toyo Communication
   Equipment Co., Ltd...................   4,000          10,546
 Toyo Corp..............................   3,000          28,992
 *Toyo Electric Co., Ltd................   5,000           4,285
 *Toyo Engineering Corp.................  11,000          11,762
 Toyo Kohan Co., Ltd....................   3,000           7,101
                                          SHARES       VALUE+
                                          ------       ------
 Toyo Radiator Co., Ltd.................   5,000     $    10,366
 Toyo Tire & Rubber Co., Ltd............   8,000          14,104
 *Toyo Umpanki Co., Ltd.................   5,000           6,734
 Tsubaki Nakashima Co., Ltd.............   5,000          28,241
 Tsukishima Kikai Co., Ltd..............   3,000          13,933
 *Tsumura & Co..........................   3,000          26,446
 Tsutsumi Jewelry Co., Ltd..............   2,000          50,280
 *Unitika, Ltd..........................  33,000          11,852
 Wakachiku Construction Co., Ltd........   4,000           2,155
 Yamatake-Honeywell Co., Ltd............   5,000          27,548
 Yamatane Securities Co., Ltd...........  14,000          18,055
 Yamato Kogyo Co., Ltd..................   6,000          24,340
 Yokohama Reito Co., Ltd................   3,000          12,121
 Yomiuri Land Co., Ltd..................   3,000           8,644
 Yondenko Corp..........................   2,100           7,610
 Yonekyu Corp...........................   2,000          15,019
 Yoshimoto Kogyo Co., Ltd...............   2,000          15,949
 *Yuasa Corp............................   7,000           7,599
 Yurtec Corp............................   4,000          11,558
 Zenchiku Co., Ltd......................   4,000           4,277
 Zenrin Co., Ltd........................   3,000          19,026
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $6,547,038).....................               3,821,499
                                                     -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $126)..........................                     125
                                                     -----------
TOTAL -- JAPAN
  (Cost $6,547,164).....................               3,821,624
                                                     -----------
UNITED KINGDOM -- (14.2%)
COMMON STOCKS -- (14.1%)
 Abbot Group P.L.C......................   7,000          14,977
 Aegis Group P.L.C......................  25,390          33,779
 Alba P.L.C.............................   1,765          12,977
 *Alldays P.L.C.........................   2,300               0
 *Anite Group P.L.C.....................   7,470           2,470
 *Arena Leisure P.L.C...................   8,000           3,983
 BPP Holdings P.L.C.....................   2,800          10,282
 Bellway P.L.C..........................   4,000          28,319
 Benchmark Group P.L.C..................   4,000          12,292
 Bespak P.L.C...........................   1,360           6,930
 *Biocompatibles International P.L.C....   1,241           2,085
 Body Shop International P.L.C..........   8,000           9,958
 Bovis Homes Group P.L.C................   5,000          28,125
 *Bradstock Group P.L.C.................  21,000           1,389
 Brammer (H.) P.L.C.....................   1,933           2,361
 Britannic P.L.C........................   3,700          20,352
 *British Biotech P.L.C.................  30,000           1,984
 British Polythene Industries P.L.C.....   2,000           8,527
 Bulmer (H.P.) Holdings P.L.C...........   2,002           3,442
 Carlton Communications P.L.C...........  15,000          39,795
 Carpetright P.L.C......................   4,000          38,994
 *Carphone Warehouse Group P.L.C........  16,000          24,398
 *Charter P.L.C.........................   5,093           7,132
 Chelsfield P.L.C.......................   5,039          21,405
 Chrysalis Group P.L.C..................   5,000          16,416
 City Centre Restaurants P.L.C..........   9,500           7,465
 Close Brothers Group P.L.C.............   2,580          22,682
 Coats Viyella P.L.C....................  31,000          20,983
 Communisis P.L.C.......................   4,553           8,572

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 *Cordiant Communications
   Group P.L.C..........................  12,000     $     7,469
 Countrywide Assured Group P.L.C........  14,000          29,082
 Courts P.L.C...........................   2,320           7,491
 *Cox Insurance Holdings P.L.C..........  16,333          15,249
 Croda International P.L.C..............   4,000          16,805
 *Danka Business Systems P.L.C..........   7,000           6,753
 Davis Service Group P.L.C..............   5,666          28,300
 *Dawson International P.L.C............   5,138           1,999
 De la Rue P.L.C........................   3,000          12,650
 DeVere Group P.L.C.....................   5,000          21,006
 Delta P.L.C............................   6,000           7,375
 Derwent Valley Holdings P.L.C..........   2,000          18,081
 Devro P.L.C............................   8,000           6,162
 Diploma P.L.C..........................   1,500           7,784
 *Elementis P.L.C.......................  13,000           6,271
 *Enodis P.L.C..........................  11,200          10,631
 Euromoney Institutional
   Investors P.L.C......................   3,960          15,250
 FKI P.L.C..............................  11,000          16,389
 First Choice Holidays P.L.C............  15,358          24,256
 Forth Ports P.L.C......................   2,146          30,086
 Geest P.L.C............................   3,199          27,452
 Go-Ahead Group P.L.C...................   2,000          18,439
 Greene King P.L.C......................   2,000          21,893
 Greggs P.L.C...........................     640          33,211
 Henlys Group P.L.C.....................   2,800           4,335
 Heywood Williams Group P.L.C...........   5,000          10,892
 Hilton Group P.L.C.....................   2,584           7,408
 Hiscox P.L.C...........................  11,700          25,214
 House of Fraser P.L.C..................   8,000           9,523
 Hunting P.L.C..........................   5,163           7,833
 Incepta Group P.L.C....................  11,000           3,166
 Intserve P.L.C.........................   9,249          28,927
 JJB Sports P.L.C.......................  12,000          33,983
 Johnston Press P.L.C...................   9,814          57,036
 Laird Group P.L.C......................   6,800          16,136
 *London Clubs International P.L.C......   7,000           2,532
 *London Forfeiting Co. P.L.C...........   5,000           1,634
 London Merchant Securities P.L.C.......  10,000          18,983
 Low & Bonar P.L.C......................   5,000           3,773
 MFI Furniture Group P.L.C..............   9,600          18,075
 MacFarlane Group Clansman P.L.C........   6,000           3,221
 Manchester United P.L.C................  12,379          20,129
 McBride P.L.C..........................   6,500           6,473
 Meggitt P.L.C..........................  14,138          43,448
 Menzies (John) P.L.C...................   3,000          15,988
 *Merant P.L.C..........................   3,575           4,144
 Mersey Docks & Harbour Co. P.L.C.......   3,580          30,220
 Millennium and Copthorne
   Hotels P.L.C.........................   5,000          16,688
 Molins P.L.C...........................   1,360           7,354
 Mowlem (John) & Co. P.L.C..............   8,405          18,179
 *NXT P.L.C.............................   2,800           2,549
 National Express Group P.L.C...........   2,000          13,973
 Nestor Healthcare Group P.L.C..........   3,700          12,954
 *Oxford Molecular Group P.L.C..........   6,530             965
 Parity Group P.L.C.....................   6,000           1,704
 Pennon Group P.L.C.....................   2,197          20,545
 Persimmon P.L.C........................   9,467          60,985
 Pilkington P.L.C.......................  28,900          28,892
 *Premier Consolidated Oilfields
   P.L.C................................  40,000          16,649
                                          SHARES       VALUE+
                                          ------       ------
 *Psion P.L.C...........................  18,000     $    16,805
 Redrow Group P.L.C.....................  11,416          41,478
 Regent Inns P.L.C......................   4,447           5,536
 Renishaw P.L.C.........................   2,904          15,815
 Rotork P.L.C...........................   4,663          20,606
 SIG P.L.C..............................   4,300          12,345
 Salvesen (Christian) P.L.C.............  12,000          10,083
 Scapa Group P.L.C......................   6,600           2,721
 Senior Engineering Group P.L.C.........  12,000           3,781
 Shaftesbury P.L.C......................   5,000          19,178
 Shanks & McEwan Group P.L.C............   8,000          12,012
 *Smartlogik P.L.C......................  14,400              31
 Smith (David S.) Holdings P.L.C........   9,000          20,796
 Spectris P.L.C.........................   5,378          26,695
 Spirent P.L.C..........................  18,159           4,422
 St. Ives P.L.C.........................   3,000          17,575
 St. Modwen Properties P.L.C............  23,000          54,219
 Stanley Leisure Organisation P.L.C.....   4,000          25,238
 Swan Hill Group P.L.C..................  13,000          13,957
 T & S Stores P.L.C.....................   7,690          52,529
 Taylor Nelson AGB P.L.C................   6,000          15,171
 Taylor Woodrow P.L.C...................   8,745          24,357
 Tbi P.L.C..............................  18,000          16,455
 The Big Food Group P.L.C...............  13,821          13,226
 Tibbett & Britten Group P.L.C..........   2,300          13,993
 Transport Development Group P.L.C......   4,126           9,534
 VT Group P.L.C.........................   7,300          25,841
 Vitec Group P.L.C......................   2,000          10,270
 Westbury P.L.C.........................   5,170          24,013
 Wilson (Connolly) Holdings P.L.C.......   8,000          17,863
 Wimpey (George) P.L.C..................  11,335          42,330
 Wolverhampton & Dudley
   Breweries P.L.C......................   2,034          17,613
 Yates Brothers Wine Lodges P.L.C.......   3,227           4,268
 Yule Catto & Co. P.L.C.................   6,242          26,613
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $2,696,168).....................               2,014,037
                                                     -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $19,968).......................                  20,186
                                                     -----------
TOTAL -- UNITED KINGDOM
  (Cost $2,716,136).....................               2,034,223
                                                     -----------
FRANCE -- (7.0%)
COMMON STOCKS -- (7.0%)
 *April Group SA........................   1,900          32,982
 *Atos Origin...........................   1,100          38,736
 Beghin-Say.............................     500          18,204
 *Beneteau SA...........................     400          18,343
 Boiron SA..............................     300          23,128
 Bollore Technologies SA................     200          50,136
 Brioche Pasquier SA....................     400          23,556
 *CS Communication et Systemes..........     321           2,299
 Carbone Lorraine.......................     400          10,608
 *Clarins SA............................     500          19,696
 Comptoir des Entrepreneurs SA..........     690          23,269
 Concorde Cie d'Assurances Contre les
   Risques de Toute Nature SA...........     100          31,335
 Continentale d'Entreprises SA..........     390          13,811
 *DMC (Dollfus Mieg et Cie).............     600           3,939
 Damart SA..............................     300          30,141

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 *Damartex SA...........................     300     $     2,892
 De la Rue Imperiale de Lyon............     200          25,068
 *Euler-Hermes SA.......................     900          18,891
 *Euro Disney SCA.......................  25,300          13,087
 Faurecia SA............................     400          16,633
 Fimalac SA.............................   1,694          45,195
 Fonciere Lyonnaise SA..................     800          23,397
 GFI Industries SA......................     500           8,640
 *Gaumont...............................     411          17,581
 Gecina SA..............................      59           5,852
 *Generale de Geophysique SA............     556          11,454
 Grandvision SA.........................     600          11,191
 Groupe du Louvre SA....................     700          41,780
 Groupe Norbert Dentressangle SA........     600          12,361
 Guyenne et Gascogne SA.................     300          23,904
 *#Infogrames Entertainment SA..........   2,887          10,942
 Legris Industries SA...................     400           8,189
 *Marionnaud Parfumeries Retails
   Perfumes.............................     700          26,461
 *Metaleurop SA.........................   1,500           2,910
 *NRJ Group.............................   2,200          39,393
 *Neopost SA............................     600          16,712
 Nord-Est SA............................      11             201
 Remy Cointreau SA......................     921          27,302
 *Rodriguez Group SA....................     600          31,932
 SEB SA Prime Fidelite 2002.............     300          23,874
 SILIC (Societe Immobiliere de Location
   pour l'Industrie et le Commerce).....     160          26,851
 SR Teleperformance.....................   1,656          34,792
 *Sidel SA..............................     363          16,033
 Skis Rossignol SA......................     648           5,821
 Societe Financiere Interbail SA........     700          21,935
 Sopra SA...............................     500          11,490
 Vallourec (Usines a Tubes de Lorraine
   Escaut et Vallourec Reunies).........     400          22,820
 *Vivarte SA............................   1,216          43,547
 Zodiac SA..............................   1,000          20,522
                                                     -----------
TOTAL -- FRANCE
  (Cost $1,037,997).....................               1,009,836
                                                     -----------
ITALY -- (5.3%)
COMMON STOCKS -- (5.3%)
 Acea SpA...............................   6,000          28,888
 Aem Torino SpA.........................  10,500          11,897
 *Alitalia Linee Aeree Italiane SpA
   Series A.............................  30,000           8,684
 Banca Toscana..........................   7,500          34,767
 Banco di Desio e della Brianza SpA.....   5,000          12,186
 Beni Stabili SpA, Roma.................  40,000          19,139
 Bulgari SpA............................   7,000          36,906
 Buzzi Unicem SpA.......................   3,000          20,592
 CIR SpA (Cie Industriale Riunite),
   Torino...............................  17,000          17,672
 Caltagirone Editore SpA................   3,000          16,563
 *Cirio Finanziaria SpA.................  45,000          10,072
 Class Editore SpA......................   3,000           6,148
 #Compagnia Assicuratrice Unipol SpA....   6,000          23,874
 *Credito Emiliano SpA..................   7,080          38,384
 *Dalmine SpA...........................  82,000          11,257
 *E.Biscom SpA..........................   1,000          32,032
                                          SHARES       VALUE+
                                          ------       ------
 Erg SpA................................   5,000     $    19,796
 Gewiss SpA.............................   6,000          16,891
 Gruppo Editoriale L'espresso SpA.......  14,000          54,454
 IFIL Finanziaria Partecipazioni SpA....   5,000          19,647
 *Impregilo SpA.........................  19,000           7,352
 Interbanca SpA.........................   2,000          40,228
 *It Holding SpA........................   6,000          13,817
 Italmobiliare SpA, Milano..............     750          25,292
 Merloni Elettrodomestici SpA...........   2,500          26,461
 Milano Assicurazioni SpA...............  11,000          22,487
 *Premafin Finanziaria SpA Holding di
   Partecipazioni, Roma.................  21,959          16,929
 *Premaimm SpA..........................   7,400             784
 Recordati Industria Chimica e
   Farmaceutica SpA.....................   1,000          22,382
 Rinascente per l'Esercizio di Grande
   Magazzini SpA........................   6,000          26,560
 #SAI SpA (Sta Assicuratrice
   Industriale), Torino.................   2,000          31,236
 SMI STA Metallurgica Italiana SpA......  31,000          14,340
 *SNIA SpA..............................  11,700          20,833
 Societe Cattolica di Assicurazoni Scarl
   SpA..................................     900          20,431
 Vianini Lavori SpA.....................   5,720          27,312
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $781,398).......................                 756,293
                                                     -----------
RIGHTS/WARRANTS -- (0.0%)
 *Premafin Finanziaria SpA Warrants
   11/30/03
   (Cost $0)............................  10,511               0
                                                     -----------
TOTAL -- ITALY
  (Cost $781,398).......................                 756,293
                                                     -----------
GERMANY -- (5.2%)
COMMON STOCKS -- (5.2%)
 Andreae-Noris Zahn AG, Anzag...........     580          16,155
 *Articon Integralis AG.................     400             732
 Ava Allgemeine Handelsgesellschaft der
   Verbraucher AG.......................     700          20,507
 *Baader Wertpapier Handelsbank AG......   1,100           3,283
 *#Beate Uhse AG........................   1,700          17,249
 Bilfinger & Berger Bau AG..............   2,000          33,225
 Binding-Brauerei AG....................      70          25,764
 *Brau und Brunnen AG...................     300          15,459
 *Celanese AG...........................   1,000          23,377
 *Comdirect Bank AG.....................   2,500           9,251
 *Concordia Bau und Boden AG............     933           3,165
 Douglas Holding AG.....................     900          17,637
 Duerr Beteiligungs AG..................     500           8,207
 *Epcos AG..............................   1,600          27,854
 Gildemeister AG........................   2,400          10,457
 Goldschmidt (T.H.) AG..................   1,300          34,761
 Harpen AG..............................   1,250          17,035
 Hochtief AG............................   1,250          17,408
 *Holsten-Brauerei AG...................   1,250          22,009
 *Intertainment AG......................     400           1,138
 Ivg Holding AG.........................   2,000          18,403
 Iwka AG................................   1,166          12,527
 K & S Aktiengesellschaft AG............   2,000          35,374
 KWS Kleinwanzlebener Saatzucht AG......      15           7,237
 *Kloeckner Humboldt-Deutz AG...........   3,300           5,712

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Kolbenschmidt Pierburg AG,
   Duesseldorf..........................   1,368     $    12,112
 MVV Energie AG.........................   2,000          28,052
 *MWG Biotech AG........................   1,000             468
 Mannheimer Aktiengesellschaft Holding
   AG...................................     480           9,789
 Pfleiderer AG..........................   2,100           8,314
 Phoenix AG, Hamburg....................   1,000           6,028
 *Plettac AG............................      70             153
 Rheinmetall Berlin AG..................     990          15,560
 Rhoen Klinikum AG......................     600          21,785
 Salzgitter AG..........................   3,100          20,353
 *Schneider Rundfunkwerke AG............     710              85
 Schwarz Pharma AG......................   2,400          73,987
 *Senator Entertainment AG..............   1,400             710
 *Ser Systeme AG........................     900              45
 *Singulus Technologies AG..............     700          11,977
 Sixt AG................................     900           8,819
 *Strabag AG............................     166           2,683
 Stuttgarter Hofbraeu AG................   1,000          16,016
 Sued-Chemie AG.........................     200           5,073
 Takkt AG...............................   3,000          10,535
 Tarkett AG.............................   1,200           7,640
 *Teldafax AG...........................   1,800              30
 Vereinigte Deutsche Nickel-Werke AG....   3,650          29,229
 Vossloh AG.............................     800          17,588
 *WCM Beteiligungs AG...................   2,666           7,134
 Walter AG..............................   1,000          32,091
 *Walter Bau AG, Augsburg...............     900             851
                                                     -----------
TOTAL -- GERMANY
  (Cost $1,248,926).....................                 751,033
                                                     -----------
AUSTRALIA -- (4.5%)
COMMON STOCKS -- (4.5%)
 Adelaide Bank, Ltd.....................   6,122          25,329
 *Anaconda Nickel NL....................  17,171           1,880
 *Aurora Gold, Ltd......................  15,600           1,795
 *Australian Magnesium Corp., Ltd.......   8,556           2,113
 Bank of Queensland, Ltd................   7,379          28,790
 *Caltex Australia, Ltd.................  13,014          16,073
 *Centaur Mining & Exploration, Ltd.....   1,601             431
 *Climax Mining, Ltd....................   2,546              62
 Clough, Ltd............................  14,556           4,004
 Downer Group, Ltd......................  15,423           4,589
 Foodland Associates, Ltd...............   4,742          46,055
 Hills Industries, Ltd..................  20,410          35,291
 Hills Motorway Group Hly...............   8,917          24,980
 Iluka Resources, Ltd...................   9,093          23,073
 National Foods, Ltd....................  15,166          30,310
 Newcrest Mining, Ltd...................  10,375          33,665
 #Normandy NFM, Ltd.....................   6,728          68,364
 Nufarm, Ltd............................   6,407          11,546
 OPSM Protector, Ltd....................   2,376           4,535
 Origin Energy, Ltd.....................  28,385          57,366
 Pacific Group, Ltd.....................   6,202          12,987
 *Petsec Energy, Ltd....................   4,391             592
 *Resolute Mining, Ltd..................   2,027             683
 Ridley Corp., Ltd......................  39,499          30,601
 *Scigen................................  16,313             348
 Simsmetal, Ltd.........................   3,912          15,900
 Sonic Healthcare, Ltd..................  16,313          58,886
 Sons of Gwalia, Ltd....................   5,229           6,253
                                          SHARES       VALUE+
                                          ------       ------
 Spotless Group, Ltd....................     235     $       668
 Thakral Holdings Group.................  87,685          30,520
 Toll Holdings, Ltd.....................  10,504          36,855
 West Australian Newspapers Holdings,
   Ltd..................................   8,689          24,877
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $616,778).......................                 639,421
                                                     -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $5,064)........................                   5,069
                                                     -----------
RIGHTS/WARRANTS -- (0.0%)
 *Australian Magnesium Corp., Ltd.
   Options 07/31/05
   (Cost $0)............................   1,155              47
                                                     -----------
TOTAL -- AUSTRALIA
  (Cost $621,842).......................                 644,537
                                                     -----------
SWITZERLAND -- (4.1%)
COMMON STOCKS -- (4.1%)
 *Actelion, Ltd.........................     500          20,561
 Agie Charmilles Holding AG.............     200           6,579
 Bank Sarasin & Cie Series B, Basel.....      10          10,786
 Bobst Group SA.........................     800          24,268
 *Centerpulse AG........................     236          37,864
 Conzzeta Holdings AG...................      27          15,853
 *Disetronic Holding AG.................      40          15,451
 EGL (Elektrizitaets-Gesellschaft
   Laufenberg) AG, Laufenberg...........     100          33,706
 Financiere Michelin, Granges-Paccot....      50          19,887
 Forbo Holding AG, Eglisau..............      51          13,890
 *Geberit AG............................      80          22,893
 Generali (Switzerland) Holdings,
   Adliswil.............................      80           7,820
 Kaba Holding AG........................      90          16,260
 Kraftwerk Laufenburg, Laufenburg.......     100          24,605
 *Kuoni Reisen Holding AG...............      70          14,628
 *Moevenpick-Holding, Zuerich...........      40          13,887
 Oz Holding AG..........................     200          10,651
 *Phoenix Mecano AG, Stein am Rhein.....      50           8,258
 Phonak Holding AG......................   1,200          12,013
 Reg Real Estate Group..................     300          17,493
 Rieters Holdings.......................     100          19,347
 *Sarna Kunststoff Holding AG...........     150          10,820
 Schweizerische National Versicherungs
   Gesellschaft.........................      30          10,314
 Sig Holding AG.........................   1,100         112,713
 Sika Finanz AG, Baar...................      90          21,842
 Unaxis Holding AG......................      60           4,753
 Valora Holding AG......................     100          17,932
 *Von Roll Holding AG, Gerlafingen......   1,359           1,915
 *Vontobel Holdings AG..................   2,200          35,594
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $739,899).......................                 582,583
                                                     -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $7,982)........................                   8,512
                                                     -----------
TOTAL -- SWITZERLAND
  (Cost $747,881).......................                 591,095
                                                     -----------

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
HONG KONG -- (4.1%)
COMMON STOCKS -- (4.0%)
 *Akai Holdings, Ltd....................  68,346     $       228
 *Allied Group, Ltd.....................  276,000         13,095
 *Allied Properties (Hong Kong), Ltd....  213,000          6,637
 Asia Financial Holdings, Ltd...........  54,874           7,599
 *Asia Standard International
   Group, Ltd...........................  116,666          3,725
 COFCO International, Ltd...............  30,000           8,271
 Cafe de Coral Holdings, Ltd............  78,000          51,009
 *Century City International Holdings,
   Ltd..................................  394,000          1,111
 Champion Technology Holdings, Ltd......  20,918           3,111
 Chen Hsong Holdings, Ltd...............  72,000          13,664
 *China Aerospace International
   Holdings, Ltd........................  46,800           1,950
 *China Everbright Technology, Ltd......  206,000          8,321
 China Hong-Kong Photo Products
   Holdings, Ltd........................  90,000           6,578
 China Motor Bus Co., Ltd...............   1,600          10,258
 *China Online (Bermuda), Ltd...........  740,000          2,752
 *Continental Mariner Investment Co.,
   Ltd..................................  60,000           3,654
 Cross Harbour Tunnel Co., Ltd..........  29,000          12,364
 *Digital China Holdings, Ltd...........  83,000          25,277
 *DigitalHongKong.com...................     329               5
 Dynamic Holdings, Ltd..................  92,000          11,797
 Elec & Eltek International
   Holdings, Ltd........................  132,000         16,249
 *Founder Holdings, Ltd.................  122,000         12,046
 Fountain Set Holdings, Ltd.............  66,000          32,159
 Four Seas Frozen Food Holdings, Ltd....  22,620           1,479
 Four Seas Mercantile Holdings, Ltd.....  60,000          22,889
 *Fujian Group, Ltd.....................  168,000          1,766
 Gold Peak Industries (Holdings), Ltd...  81,250          11,356
 Goldlion Holdings, Ltd.................  37,000           1,945
 Grande Holdings, Ltd...................  28,000          25,851
 *Great Wall Electronic
   International, Ltd...................  713,200            914
 Harbour Centre Development, Ltd........   9,000           5,828
 *Hengan International Group Co., Ltd...  96,000          25,543
 *Heritage International Holdings,
   Ltd..................................     230               6
 *Hong Kong Construction Holdings,
   Ltd..................................  27,000           1,333
 International Bank of Asia, Ltd........  138,285         34,223
 JCG Holdings, Ltd......................  28,000          13,823
 *Lai Sun Development Co., Ltd..........  86,000             397
 Liu Chong Hing Investment, Ltd.........  18,000           9,175
 Moulin International Holdings, Ltd.....  21,998           7,052
 Ngai Lik Industrial Holdings, Ltd......  94,000          24,107
 Oriental Press Group, Ltd..............  102,000         16,218
 *QPL International Holdings, Ltd.......  23,000           6,046
 Sea Holdings, Ltd......................  38,000           4,678
 Shaw Brothers Hong Kong, Ltd...........  20,000          17,695
 Shell Electric Manufacturing (Holdings)
   Co., Ltd.............................  45,600           5,438
 *Shougang Concord International
   Enterprises Co., Ltd.................  90,000           2,885
 Shun Tak Holdings, Ltd.................  280,000         62,113
 Silver Grant International
   Industries, Ltd......................  40,000           3,436
                                          SHARES       VALUE+
                                          ------       ------
 Sun Hung Kai & Co., Ltd................  59,000     $     7,944
 Tai Cheung Holdings, Ltd...............  25,000           3,783
 *Tem Fat Hing Fung (Holdings), Ltd.....  348,000            580
 *eSun Holdings, Ltd....................  30,000             808
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $1,086,582).....................                 571,171
                                                     -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Hong Kong Dollars
   (Cost $15,367).......................                  15,368
                                                     -----------
RIGHTS/WARRANTS -- (0.0%)
 *Champion Technology Holdings, Ltd.
   Warrants 01/06/03
   (Cost $0)............................  103,668            133
                                                     -----------
TOTAL -- HONG KONG
  (Cost $1,101,949).....................                 586,672
                                                     -----------
SINGAPORE -- (3.9%)
COMMON STOCKS -- (3.8%)
 Amtek Engineering, Ltd.................  18,750          11,995
 Ascott Group, Ltd......................  25,000           4,954
 Bukit Sembawang Estates, Ltd...........   1,000           6,001
 Cerebos Pacific, Ltd...................  15,000          17,239
 Chuan Hup Holdings, Ltd................  87,000          24,135
 Comfort Group, Ltd.....................  55,500          24,666
 GK Goh Holdings, Ltd...................  17,000           6,545
 Guocoland, Ltd.........................  33,000          14,386
 Haw Par Brothers International, Ltd....  24,000          48,915
 Hotel Plaza, Ltd.......................  25,000           6,582
 Hotel Properties, Ltd..................  32,000          16,486
 *K1 Ventures, Ltd......................  120,000         10,530
 *Keppel Telecommunications and
   Transportation, Ltd..................  27,000          14,522
 Kim Eng Holdings, Ltd..................  65,000          26,496
 Labroy Marine, Ltd.....................  100,000         12,172
 Marco Polo Developments, Ltd...........  29,000          28,240
 *Orchard Parade Holdings, Ltd..........  11,239           1,973
 Overseas Union Enterprise, Ltd.........   6,000          20,721
 Robinson & Co., Ltd....................   9,600          30,164
 SBS Transit, Ltd.......................  23,000          18,230
 Sembcorp Logistics, Ltd................  27,000          23,388
 Singapore Food Industries, Ltd.........  71,000          28,138
 Singapore Land, Ltd....................  11,000          19,928
 Smrt Corporation, Ltd..................  48,000          16,305
 Straits Trading Co., Ltd...............  61,200          52,665
 *Tuan Sing Holdings, Ltd...............  44,000           2,055
 UOB-Kay Hian Holdings, Ltd.............  40,000          14,607
 United Overseas Land, Ltd..............  28,000          26,949
 *Van Der Horst, Ltd....................     240           1,008
 Wing Tai Holdings, Ltd.................  25,000           7,926
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $676,970).......................                 537,921
                                                     -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Singapore Dollars
   (Cost $17,321).......................                  17,449
                                                     -----------
PREFERRED STOCKS -- (0.0%)
 Guocoland, Ltd. 7% (Non-Redeemable
   Convertible)
   (Cost $5,895)........................   9,900           5,016
                                                     -----------

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
RIGHTS/WARRANTS -- (0.0%)
 *Guocoland, Ltd. Rights 11/22/02
   (Cost $0)............................   8,250     $        23
                                                     -----------
TOTAL -- SINGAPORE
  (Cost $700,186).......................                 560,409
                                                     -----------
SPAIN -- (3.8%)
COMMON STOCKS -- (3.8%)
 Abengoa SA.............................   2,800          14,400
 *Amper SA..............................   1,600           3,502
 Banco de Valencia SA...................   3,366          39,344
 Banco Pastor SA........................   1,200          20,902
 Banco Zaragozano SA....................   6,000          53,718
 Campofrio Alimentacion SA..............   1,466          12,935
 Cementos Portland SA...................   1,000          36,657
 Corporacion Mapfre Compania
   Internacional de Reaseguros SA.......   3,000          22,442
 Ebro Puleva SA.........................   2,084          19,777
 Empresa Nacional de Celulosa SA........   1,200          16,939
 Europistas Concesionaria
   Espanola SA..........................   3,356          15,591
 Fomento de Construcciones y Contratas
   SA...................................   1,080          24,442
 Inmobiliaria Colonial SA ICSA..........   2,400          35,692
 Inmobiliaria Urbis SA..................   4,600          27,913
 Marco Iberica Distribucion de Ediciones
   Midesa...............................   1,100          22,016
 Prosegur Cia de Seguridad SA...........   2,200          23,745
 *Puleva Biotech SA.....................     244             803
 *Sogecable SA..........................   4,200          54,732
 Sol Melia SA...........................   8,100          37,790
 Uralita SA.............................   1,900          12,021
 Vallehermoso SA........................   2,600          24,312
 Viscofan Industria Navarra de
   Envolturas Celulosicas SA............   2,730          20,667
                                                     -----------
TOTAL -- SPAIN
  (Cost $452,201).......................                 540,340
                                                     -----------
SWEDEN -- (2.6%)
COMMON STOCKS -- (2.6%)
 Addtech AB Series B....................   2,500           8,273
 *Allgon AB Series B....................   1,400           3,629
 Axfood AB..............................   1,800          33,854
 Bergman & Beving AB Series B...........   2,500          12,134
 Bilia AB Series A......................   1,700          15,471
 Carbo AB...............................   2,400          52,022
 *Cell Network AB.......................   6,000             642
 *Eniro AB..............................   5,400          36,932
 Haldex AB..............................   1,680          16,308
 Hoeganges AB Series B..................   1,300          24,952
 *Icon Medialab International AB........   1,500             364
 Lagercrantz Group AB Series B..........   2,500           5,378
 Lindex AB..............................     700          13,976
 Nobel Biocare Holding AG...............   1,400          77,681
 Observer AB............................   2,880          12,231
 Rottneros Bruk AB......................  11,700          10,325
 *Scribona AB Series A..................   1,500           2,217
 Tietoenator Corp. AB...................   1,015          15,899
 Trelleborg AB Series B.................   3,600          31,770
                                                     -----------
TOTAL -- SWEDEN
  (Cost $410,810).......................                 374,058
                                                     -----------
                                          SHARES       VALUE+
                                          ------       ------
NETHERLANDS -- (2.5%)
COMMON STOCKS -- (2.5%)
 *ASM International NV..................   1,000     $    14,832
 Boskalis Westminster NV................   1,200          21,487
 Buhrmann NV............................   2,900          13,472
 *Computer Services Solutions
   Holding NV...........................     729              15
 *Getronics NV..........................   6,960           6,439
 Grolsche NV............................     800          15,916
 Hagemeyer NV...........................   2,800          22,784
 Internatio-Mueller NV..................   1,285          17,576
 Koninklijke Frans Maas Groep NV........     810          15,874
 Koninklijke Nedlloyd NV................     922          10,960
 Koninklijke Vendex KBB NV..............   1,800          18,837
 Koninklijke Volker Wessels Stevin NV...     988          18,320
 *Koninklijke Vopak NV..................   1,100          12,967
 NBM-Amstelland NV......................   1,158           4,976
 NV Holdingsmij de Telegraaf............   1,000          15,419
 Oce NV.................................   1,700          19,363
 *Randstad Holdings NV..................   2,500          27,232
 *Schuttersveld NV......................   1,337           8,805
 *Semiconductor Industries NV...........   1,100           5,329
 Stork NV...............................     900           5,434
 Twentsche Kabel Holding NV.............     677           6,607
 United Services Group NV...............     773           9,381
 *Univar NV.............................     550           2,790
 Van Der Mollen Holding NV..............     995          22,884
 Vedior NV..............................   4,200          33,215
 Wegener Arcade NV .....................   1,631           7,301
                                                     -----------
TOTAL -- NETHERLANDS
  (Cost $550,025).......................                 358,215
                                                     -----------
GREECE -- (2.4%)
COMMON STOCKS -- (2.4%)
 Athens Water & Sewerage Public Co......   4,400          18,033
 Attica Enterprises S.A. Holdings.......   7,500          20,965
 Avax S.A. Construction Co..............   2,600          35,175
 Babis Vovos S.A........................   1,200          21,487
 Bank of Piraeus S.A....................   7,300          45,895
 *Etba Bank SA..........................   7,200          22,919
 Hellenic Duty Free Shops S.A...........   3,700          23,188
 Hellenic Technodomiki S.A..............   3,800          23,966
 Heracles General Cement Co.............   2,000          16,473
 Hyatt Regency S.A......................   4,700          31,138
 Intracom S.A...........................   5,500          31,077
 N.B.G. Real Estate Development Co......   6,100          19,539
 Technical Olympic S.A..................   5,500          17,180
 Viohalco...............................   4,700          21,320
                                                     -----------
TOTAL -- GREECE
  (Cost $416,454).......................                 348,355
                                                     -----------
FINLAND -- (1.8%)
COMMON STOCKS -- (1.8%)
 #Amer-Yhtymae Oyj Series A.............   1,100          35,760
 Finnair Oyj............................   3,800          15,121
 Finnlines Oyj..........................     900          18,353
 Huhtamaki Van Leer Oyj.................   2,400          22,084
 Instrumentarium Oyj....................   1,600          44,566
 KCI Konecranes International Oyj.......     600          13,638
 Kemira Oyj.............................   4,600          30,201
 Kesko Oyj..............................   2,400          28,052
 *Stonesoft Corp........................   2,191           1,373

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                          SHARES       VALUE+
                                          ------       ------
 Tamro Oyj..............................   4,800     $    17,667
 Uponor Oyj Series A....................   1,500          27,903
 Viking Line AB.........................     400           9,550
                                                     -----------
TOTAL -- FINLAND
  (Cost $268,924).......................                 264,268
                                                     -----------
NORWAY -- (1.8%)
COMMON STOCKS -- (1.8%)
 Bergesen Dy ASA Series A...............   1,100          21,179
 Hafslund ASA...........................   4,500          17,205
 Leif Hoegh & Co. ASA...................   1,812          20,784
 *Nera ASA..............................   4,600           5,967
 *Prosafe ASA...........................   1,400          18,734
 Rieber and Son ASA Series A............   3,600          23,104
 Schibsted ASA..........................   1,800          18,188
 Smedvig ASA Series A...................   2,600          13,846
 *Storebrand ASA........................   5,200          21,869
 *Tandberg ASA Series A.................   5,200          71,715
 *Tandberg Television ASA...............   2,600           2,414
 Wilhelmshaven (Wilhelm), Ltd. ASA......   1,400          19,117
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $255,438).......................                 254,122
                                                     -----------
                                           FACE
                                          AMOUNT@
                                          -------
                                           (000)
BONDS -- (0.0%)
 **Aker RGI Holding ASA 8.96% 12/5/02
   (Cost $10,716).......................      70           7,381
                                                     -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $107)..........................                     108
                                                     -----------
TOTAL -- NORWAY
  (Cost $266,261).......................                 261,611
                                                     -----------
                                          SHARES
                                          ------
DENMARK -- (1.7%)
COMMON STOCKS -- (1.6%)
 *Alm. Brand A.S........................     778           7,295
 Bang & Olufsen Holding A.S.
   Series B.............................     450           9,765
 Coloplast A.S. Series B................     808          51,900
 DFDS A.S., Copenhagen..................     384           7,150
 Danske Traelastkompagni A.S............   1,000          16,209
 *FLS Industries........................   1,240           9,302
 *Gn Great Nordic A.S...................   5,000          15,472
 *Jyske Bank A.S........................   1,110          27,880
 *Korn-Og Foderstof Kompagnet A.S.......     700          15,003
 Nordiske Kabel-Og Traadfabrikker
   Holding A.S..........................     960           8,359
 Radiometer A.S. Series B...............     432          17,419
 *Sas Danmark A.S.......................   1,739          11,415
 *Topdanmark A.S........................   1,450          35,545
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $293,007).......................                 232,714
                                                     -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Danish Krone
   (Cost $3,484)........................                   3,465
                                                     -----------
TOTAL -- DENMARK
  (Cost $296,491).......................                 236,179
                                                     -----------
                                          SHARES       VALUE+
                                          ------       ------
BELGIUM -- (1.6%)
COMMON STOCKS -- (1.6%)
 Ackermans & Van Haaren SA..............   1,200     $    20,890
 *Afrifina..............................     140           5,892
 Bekaert SA.............................     500          20,781
 Brederode SA...........................     102           1,319
 Cie Martime Belge SA...................     300          14,325
 Cofinimmo SA...........................     220          21,228
 D'Ieteren SA...........................     100          13,728
 Deceuninck SA..........................   1,300          23,924
 *Immobel (Cie Immobiliere de Belgique
   SA)..................................     200           7,332
 *Mobistar SA...........................   1,300          30,571
 Omega Pharma SA........................     500          15,170
 Solvus SA..............................     703           4,196
 *Solvus SA Interim Strip VVPR..........       3               0
 *Spector Photo Group SA................     188           2,010
 Tessenderlo Chemie.....................     800          22,959
 Union Miniere SA.......................     500          20,811
                                                     -----------
TOTAL -- BELGIUM
  (Cost $290,609).......................                 225,136
                                                     -----------
NEW ZEALAND -- (1.5%)
COMMON STOCKS -- (1.5%)
 Fisher & Paykel Apppliances Holdings,
   Ltd..................................   4,900          25,788
 Independent Newspapers, Ltd.
   (Auckland)...........................  15,600          22,256
 NGC Holdings, Ltd......................  42,480          29,243
 New Zealand Refining Co., Ltd..........   1,008           8,900
 Port of Tauranga, Ltd..................  11,600          25,114
 Ports of Auckland......................   4,770          15,229
 Trustpower, Ltd........................  18,000          31,607
 Warehouse Group, Ltd...................  14,308          50,748
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $180,032).......................                 208,885
                                                     -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $1,300)........................                   1,318
                                                     -----------
TOTAL -- NEW ZEALAND
  (Cost $181,332).......................                 210,203
                                                     -----------
AUSTRIA -- (1.3%)
COMMON STOCKS -- (1.3%)
 BBAG Oesterreichische Brau-
   Beteiligungs AG......................     362          21,822
 Bohler Uddeholm AG.....................     385          17,139
 Brau Union Goess-Reinighaus AG.........     420          21,166
 Flughafen Wien AG......................     543          17,987
 *Immofinanz Immobilien Anlagen AG......   4,615          26,443
 Mayr-Melnhof Karton AG.................     420          29,794
 Oberbank AG............................     305          20,632
 *Rhi AG, Wien..........................     833           5,386
 Va Technologie AG......................     444           7,067
 Voest-Alpine Stahl AG..................     752          19,150
                                                     -----------
TOTAL -- AUSTRIA
  (Cost $211,743).......................                 186,586
                                                     -----------

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                           SHARES         VALUE+
                                           ------         ------
IRELAND -- (1.0%)
COMMON STOCKS -- (1.0%)
 Anglo Irish Bank Corp. P.L.C...........    7,607      $     52,214
 DCC P.L.C..............................    2,250            23,165
 Greencore Group P.L.C..................    6,713            17,830
 IAWS Group P.L.C.......................    4,260            33,690
 Waterford Wedgwood P.L.C...............   19,372            10,984
                                                       ------------
TOTAL -- IRELAND
  (Cost $100,808).......................                    137,883
                                                       ------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Kuala Lumpur Industries Holdings
   Berhad...............................   12,000             1,563
 *Promet Berhad.........................   23,000             1,755
                                                       ------------
TOTAL -- MALAYSIA
  (Cost $36,685)........................                      3,318
                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $78)...........................                         78
                                                       ------------
                                            FACE
                                           AMOUNT
                                           ------
                                           (000)
TEMPORARY CASH
  INVESTMENTS -- (3.0%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $444,000 FMC
   Discount Notes 1.37%, 07/30/03,
   valued at $439,560) to be repurchased
   at $433,044
   (Cost $433,000)......................  $   433      $    433,000
                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $19,418,900)++........................               $ 14,334,952
                                                       ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $19,444,895.
 ** Rates shown are the rates as of November 30, 2002, and maturities shown are the next interest readjustment date.

                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 2002

                                           FACE
                                          AMOUNT      VALUE+
                                          ------      ------
                                          (000)
COMMERCIAL PAPER -- (40.3%)
BP Capital Markets
    1.730%, 12/09/02....................  $ 800     $   799,798
CDC Commercial Paper Corp.
    1.280%, 01/06/03....................    800         798,966
Ciesco L.P.
    1.310%, 01/17/03....................    800         798,592
Corporate Asset Funding Co.
    1.350%, 12/02/02....................    800         800,000
Enterprise Funding Corp.
    1.770%, 12/06/02....................    800         799,884
Govco, Inc.
    1.760%, 12/12/02....................    800         799,693
Kittyhawk Funding Corp.
    1.310%, 12/11/02....................    800         799,736
Koch Industries, Inc.
    1.290%, 01/09/03....................    800         798,877
Marsh & McLennan Co., Inc.
    1.280%, 12/04/02....................    800         799,942
Paccar Financial Corp.
    1.270%, 12/10/02....................    700         699,796
Sheffield Receivables Corp.
    1.320%, 12/09/02....................    800         799,796
Toyota Motor Credit Corp.
    1.270%, 12/13/02....................    800         799,680
UBS Finance, Inc.
    1.360%, 12/02/02....................    800         800,000
University of California
    1.270%, 01/02/03....................    800         799,084
Windmill Funding Corp.
    1.330%, 12/06/02....................    800         799,884
                                                    -----------
TOTAL COMMERCIAL PAPER
  (Cost $11,893,274)....................             11,893,728
                                                    -----------
BONDS -- (35.1%)
Asian Development Bank Corporate Bonds
    5.500%, 04/23/04....................    700         731,622
Bank of America Corp. Corporate Bonds
    5.750%, 03/01/04....................    700         730,888
Bell Atlantic New Jersey, Inc. Corporate
  Bonds
    5.875%, 02/01/04....................    600         619,075
European Investment Bank Corporate Bonds
    4.750%, 04/26/04....................    600         619,862
Heller Financial, Inc. Corporate Bonds
    6.000%, 03/19/04....................    700         732,804
Inter-American Development Bank
  Corporate Bonds
    3.875%, 09/27/04....................    800         822,595
JP Morgan Chase & Co. Corporate Bonds
    5.750%, 02/25/04....................    700         728,642
KFW International Finance, Inc.
  Corporate Bonds
    3.750%, 10/01/04....................    800         818,248
Landesbank Baden-Wuerttemberg Corporate
  Bonds
    7.875%, 04/15/04....................    700         752,074
                                           FACE
                                          AMOUNT      VALUE+
                                          ------      ------
                                          (000)
Norwest Financial, Inc.
    6.625%, 07/15/04....................  $ 750     $   800,454
Oesterreich Kontrollbank Corporate Bonds
    3.625%, 10/18/04....................    800         819,715
Salomon Smith Barney HLD
    7.200%, 02/01/04....................    700         739,785
Wal-Mart Stores, Inc.
    6.550%, 08/10/04....................    600         641,954
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
    3.500%, 10/22/04....................    800         818,976
                                                    -----------
TOTAL BONDS
  (Cost $10,301,166)....................             10,376,694
                                                    -----------
AGENCY OBLIGATIONS -- (23.2%)
Federal Home Loan Bank
    3.375%, 06/15/04....................    600         612,232
    2.250%, 08/13/04....................  1,300       1,300,628
    3.625%, 10/15/04....................    400         410,376
Federal Home Loan Mortgage Corporation
    3.750%, 04/15/04....................  1,400       1,434,631
    3.000%, 07/15/04....................  1,100       1,115,842
    4.500%, 08/15/04....................  1,200       1,247,072
Student Loan Marketing Association
    5.000%, 06/30/04....................    700         731,888
                                                    -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $6,789,119).....................              6,852,669
                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.8%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $238,000 FMC
   Discount Notes 1.30%, 01/08/03,
   valued at $237,703) to be repurchased
   at $234,024
   (Cost $234,000)......................    234         234,000
                                                    -----------
TOTAL INVESTMENTS -- (99.4%)
  (Cost $29,217,559)++..................             29,357,091
                                                    -----------
OTHER ASSETS AND LIABILITIES -- (0.6%)
  Interest Receivable...................                189,770
  Payable to Advisor....................                 (6,150)
  Other Liabilities in Excess of Other
     Assets.............................                 (7,660)
                                                    -----------
                                                        175,960
                                                    -----------
NET ASSETS -- (100.0%) Applicable to
  2,813,967 Outstanding $.01 Par Value
  Shares (50,000,000 Shares
  Authorized)...........................            $29,533,051
                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE.......................            $     10.50
                                                    ===========

--------------------

  +  See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $29,217,559.

                See accompanying Notes to Financial Statements.

                            VA GLOBAL BOND PORTFOLIO
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 2002

                                           FACE
                                          AMOUNT@      VALUE+
                                          -------      ------
                                           (000)
UNITED STATES -- (87.2%)
BONDS -- (56.2%)
Abbott Laboratories
    6.400%, 12/01/06....................     500     $   549,280
Asian Development Bank
    4.875%, 02/05/07....................     600         631,482
Bank Austria AG Medium Term Notes
    5.750%, 06/08/06....................     500         536,850
British Columbia (Province of) Corporate
  Bonds
    4.625%, 10/03/06....................     500         521,621
CDC IXIS
    4.125%, 11/21/06....................     500         511,250
Citicorp, Inc. Corporate Bonds
    5.750%, 05/10/06....................     500         533,916
European Investment Bank
    4.625%, 03/01/07....................     600         622,703
Gillette Co. Medium Term Notes
    5.000%, 12/21/06....................     500         526,000
Heller Financial, Inc. Corporate Bonds
    6.375%, 03/15/06....................     500         544,307
Inter-American Development Bank
  Corporate Bonds
    6.625%, 03/07/07....................     600         676,150
International Finance Corp.
    4.750%, 04/30/07....................     600         629,856
JP Morgan Chase & Co. Corporate Bonds
    5.350%, 03/01/07....................     500         516,450
KFW International Finance, Inc.
  Corporate Bonds
    4.750%, 01/24/07....................     600         629,240
Landwirtschaft Rentenbank Corporate
  Bonds
    4.500%, 10/23/06....................     500         519,183
Merck & Co., Inc. Corporate Bonds
    5.250%, 07/01/06....................     500         530,461
Oesterreich Kontrollbank Corporate Bonds
    5.125%, 03/20/07....................     700         745,357
Procter & Gamble Co.
    4.750%, 06/15/07....................     600         629,399
Province of Ontario
    3.500%, 09/17/07....................     600         595,797
Rabobank Medium Term Notes
    4.875%, 01/25/07....................     600         629,640
Shell Finance UK
    5.000%, 07/16/07....................     700         740,040
Texaco Capital
    8.250%, 10/01/06....................     500         582,887
Total Fina ELF Capital SA
    4.750%, 06/27/07....................     700         726,810
Toyota Motor Credit Corp. Euro Medium
  Term Notes
    5.500%, 09/18/07....................     600         638,046
Wal-Mart Stores, Inc. Corporate Bonds
    8.000%, 09/15/06....................     500         577,108
                                           FACE
                                          AMOUNT@      VALUE+
                                          -------      ------
                                           (000)
Wells Fargo & Co. Corporate Bonds
    5.125%, 02/15/07....................     500     $   526,503
                                                     -----------
TOTAL BONDS
  (Cost $14,484,910)....................              14,870,336
                                                     -----------
AGENCY OBLIGATIONS -- (27.6%)
Federal Home Loan Bank
    4.125%, 11/15/06....................     500         514,082
    4.875%, 11/15/06....................   1,000       1,055,710
    4.875%, 05/15/07....................     800         844,398
    3.750%, 08/15/07....................     500         503,354
Federal Home Loan Mortgage Corporation
    4.875%, 03/15/07....................   1,200       1,270,952
Federal National Mortgage Association
    4.375%, 10/15/06....................     700         727,791
    5.000%, 01/15/07....................   1,200       1,273,354
    5.250%, 04/15/07....................     600         642,301
    3.250%, 11/15/07....................     500         490,210
                                                     -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $7,054,632).....................               7,322,152
                                                     -----------
COMMERCIAL PAPER -- (3.4%)
Govco, Inc.
    1.300%, 12/18/02....................     500         499,700
Windmill Funding Corp.
    1.320%, 12/02/02....................     400         400,000
                                                     -----------
TOTAL COMMERCIAL PAPER
  (Cost $899,678).......................                 899,700
                                                     -----------
TOTAL -- UNITED STATES
  (Cost $22,439,220)....................              23,092,188
                                                     -----------
CANADA -- (11.0%)
BONDS -- (11.0%)
Alberta Municipal Finance Authority
    4.600%, 06/01/05....................     900         586,220
British Columbia Municipal Finance
  Authority
    7.250%, 09/25/06....................     700         492,455
Canada Housing Trust
    5.100%, 09/15/07....................   1,000         655,121
Canada Mortgage and Housing Corp.
    5.250%, 12/01/06....................     600         396,711
Landwirtschaft Rentenbank
    4.000%, 10/04/07....................     300         187,115
Swedish Export Credit Corp. Medium Term
  Notes
    4.750%, 12/20/06....................     900         584,269
                                                     -----------
TOTAL -- CANADA
  (Cost $2,846,714).....................               2,901,889
                                                     -----------
AUSTRALIA -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $247)..........................                     257
                                                     -----------

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                           FACE
                                          AMOUNT      VALUE+
                                          ------      ------
                                          (000)
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $132,000 U.S.
   Treasury Notes 3.375%, 04/30/04,
   valued at $133,013) to be repurchased
   at $133,013
   (Cost $133,000)......................  $ 133     $   133,000
                                                    -----------
TOTAL INVESTMENTS -- (98.7%)
  (Cost $25,419,181)++..................            $26,127,334
                                                    -----------
OTHER ASSETS AND LIABILITIES -- (1.3%)
  Interest Receivable...................                354,276
  Payable to Advisor....................                 (5,586)
  Other Assets in Excess of Other
    Liabilities.........................                  7,004
                                                    -----------
                                                        355,694
                                                    -----------
NET ASSETS -- (100.0%)
  Applicable to 2,426,297 Outstanding
    $.01 Par Value Shares (50,000,000
    Shares Authorized)..................            $26,483,028
                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE.........................            $     10.91
                                                    ===========

--------------------

  +  See Note B to Financial Statements.
  @  Denominated in local currency or the Euro.
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $25,419,181.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                           VA SMALL    VA LARGE
                                            VALUE       VALUE
                                          PORTFOLIO   PORTFOLIO
                                          ----------  ----------
ASSETS:
Investments at Value....................  $   32,278  $   37,812
Collateral for Securities Loaned........         741       1,101
Cash....................................          --           1
Receivables:
  Investment Securities Sold............         132          --
  Dividends and Interest................          21          88
  Securities Lending....................           1          --
  Fund Shares Sold......................         118         125
                                          ----------  ----------
    Total Assets........................      33,291      39,126
                                          ----------  ----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.......         741       1,101
  Investment Securities Purchased.......         390         223
  Due to Advisor........................          12           7
Accrued Expenses and Other
  Liabilities...........................           6           5
                                          ----------  ----------
    Total Liabilities...................       1,149       1,336
                                          ----------  ----------
NET ASSETS..............................  $   32,142  $   37,790
                                          ==========  ==========
SHARES OUTSTANDING $.01 PAR VALUE
  (50,000,000 Shares Authorized)........   2,968,187   3,536,504
                                          ==========  ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE.......................  $    10.83  $    10.69
                                          ==========  ==========
Investments at Cost.....................  $   35,658  $   43,245
                                          ==========  ==========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                          VA INTERNATIONAL  VA INTERNATIONAL
                                               VALUE             SMALL
                                             PORTFOLIO         PORTFOLIO
                                          ----------------  ----------------
ASSETS:
Investments at Value....................     $   24,034        $   14,335
Collateral for Securities Loaned........            605               509
Cash....................................             15                15
Receivables:
  Dividends, Interest, and Tax
    Reclaims............................             91                43
  Securities Lending....................              1                --
  Fund Shares Sold......................             82               103
                                             ----------        ----------
    Total Assets........................         24,828            15,005
                                             ----------        ----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.......            605               509
  Investment Securities Purchased.......             19                 7
  Due to Advisor........................              8                 6
Accrued Expenses and Other
  Liabilities...........................              8                 9
                                             ----------        ----------
    Total Liabilities...................            640               531
                                             ----------        ----------
NET ASSETS..............................     $   24,188        $   14,474
                                             ==========        ==========
SHARES OUTSTANDING $.01 PAR VALUE
  (50,000,000 Shares Authorized)........      2,779,921         2,312,086
                                             ==========        ==========
NET ASSET VALUE , OFFERING AND
  REDEMPTION PRICE PER SHARE............     $     8.70        $     6.26
                                             ==========        ==========
Investments at Cost.....................     $   29,011        $   19,419
                                             ==========        ==========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

                                     VA SMALL   VA LARGE   VA INTERNATIONAL
                                       VALUE      VALUE         VALUE
                                     PORTFOLIO  PORTFOLIO     PORTFOLIO
                                     ---------  ---------  ----------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $0, $0 and $48,
    respectively)..................   $   264    $   567       $   546
  Interest.........................        16         11            13
  Income from Securities Lending...        11          2             9
                                      -------    -------       -------
        Total Investment Income....       291        580           568
                                      -------    -------       -------
EXPENSES
  Investment Advisory Services.....       146         94            93
  Accounting & Transfer Agent
    Fees...........................        30         38            30
  Custodian Fees...................         3          4            11
  Legal Fees.......................         1          1            --
  Audit Fees.......................         2          2             1
  Filing Fees......................         1          1             1
  Shareholders' Reports............        12         10            10
  Other............................         1         --            --
                                      -------    -------       -------
        Total Expenses.............       196        150           146
                                      -------    -------       -------
  NET INVESTMENT INCOME (LOSS).....        95        430           422
                                      -------    -------       -------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities Sold.....     2,211     (1,562)         (187)
  Net Realized Gain (Loss) on
    Foreign Currency Transactions..        --         --             7
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign
    Currency.......................    (2,565)    (5,164)       (1,659)
  Translation of Foreign Currency
    Denominated Amounts............        --         --             4
                                      -------    -------       -------
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES AND FOREIGN
    CURRENCY.......................      (354)    (6,726)       (1,835)
                                      -------    -------       -------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................   $  (259)   $(6,296)      $(1,413)
                                      =======    =======       =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

                                                           VA
                                     VA INTERNATIONAL  SHORT-TERM  VA GLOBAL
                                          SMALL          FIXED       BOND
                                        PORTFOLIO      PORTFOLIO   PORTFOLIO
                                     ----------------  ----------  ---------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $32, $0, and $0,
    respectively)..................       $ 309             --          --
  Interest.........................           9          $ 741      $1,063
  Income from Securities Lending...          18             --          --
                                          -----          -----      ------
        Total Investment Income....         336            741       1,063
                                          -----          -----      ------
EXPENSES
  Investment Advisory Services.....          68             67          60
  Accounting & Transfer Agent
    Fees...........................          17             14          30
  Custodian Fees...................          13              2           2
  Legal Fees.......................          --             --           1
  Audit Fees.......................           1              2           3
  Filing Fees......................          --              1          --
  Shareholders' Reports............           5             11          13
  Other............................           1              4           2
                                          -----          -----      ------
        Total Expenses.............         105            101         111
                                          -----          -----      ------
  NET INVESTMENT INCOME (LOSS).....         231            640         952
                                          -----          -----      ------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities Sold.....          --            376         296
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions...................          18             --        (189)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign
    Currency.......................        (331)          (122)        714
  Translation of Foreign Currency
    Denominated Amounts............           3             --         (60)
                                          -----          -----      ------
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES AND FOREIGN
    CURRENCY.......................        (310)           254         761
                                          -----          -----      ------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................       $ (79)         $ 894      $1,713
                                          =====          =====      ======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                      VA SMALL VALUE      VA LARGE VALUE
                                                        PORTFOLIO           PORTFOLIO
                                                    ------------------  ------------------
                                                      YEAR      YEAR      YEAR      YEAR
                                                     ENDED     ENDED     ENDED     ENDED
                                                    NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                                      2002      2001      2002      2001
                                                    --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)....................  $     95  $    148  $    430  $    466
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................     2,211     1,499    (1,562)     (568)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................    (2,565)    3,281    (5,164)    2,112
                                                    --------  --------  --------  --------
      Net Increase (Decrease) in Net Assets
        Resulting from Operations.................      (259)    4,928    (6,296)    2,010
                                                    --------  --------  --------  --------
Distributions From:
  Net Investment Income...........................      (148)     (172)     (478)     (617)
  Net Short-Term Gains............................      (241)     (911)       --      (754)
  Net Long-Term Gains.............................    (1,259)   (2,294)       --    (1,466)
                                                    --------  --------  --------  --------
      Total Distributions.........................    (1,648)   (3,377)     (478)   (2,837)
                                                    --------  --------  --------  --------
Capital Share Transactions (1):
  Shares Issued...................................    13,127     4,548    14,847     8,825
  Shares Issued in Lieu of Cash Distributions.....     1,648     3,377       478     2,837
  Shares Redeemed.................................    (5,841)   (3,493)   (7,395)   (4,597)
                                                    --------  --------  --------  --------
      Net Increase (Decrease) from Capital Share
        Transactions..............................     8,934     4,432     7,930     7,065
                                                    --------  --------  --------  --------
      Total Increase (Decrease)...................     7,027     5,983     1,156     6,238

NET ASSETS
  Beginning of Period.............................    25,115    19,132    36,634    30,396
                                                    --------  --------  --------  --------
  End of Period...................................  $ 32,142  $ 25,115  $ 37,790  $ 36,634
                                                    ========  ========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.................................     1,167       409     1,294       673
    Shares Issued in Lieu of Cash Distributions...       148       361        39       233
    Shares Redeemed...............................      (540)     (316)     (686)     (351)
                                                    --------  --------  --------  --------
                                                         775       454       647       555
                                                    ========  ========  ========  ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                     VA INTERNATIONAL
                                                          VALUE          VA INTERNATIONAL
                                                        PORTFOLIO        SMALL PORTFOLIO
                                                    ------------------  ------------------
                                                      YEAR      YEAR      YEAR      YEAR
                                                     ENDED     ENDED     ENDED     ENDED
                                                    NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                                      2002      2001      2002      2001
                                                    --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)....................  $    422  $    412  $    231  $    247
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................      (187)       60        --        28
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................         7        (4)       18        (1)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities and Foreign
    Currency......................................    (1,659)   (2,877)     (331)   (1,013)
  Translation of Foreign Currency Denominated
    Amounts.......................................         4         3         3         1
                                                    --------  --------  --------  --------
      Net Increase (Decrease) in Net Assets
        Resulting from Operations.................    (1,413)   (2,406)      (79)     (738)
                                                    --------  --------  --------  --------
Distributions From:
  Net Investment Income...........................      (418)     (403)     (249)     (302)
  Net Short-Term Gains............................        --       (24)       --      (125)
  Net Long-Term Gains.............................       (59)   (1,152)      (30)     (812)
                                                    --------  --------  --------  --------
      Total Distributions.........................      (477)   (1,579)     (279)   (1,239)
                                                    --------  --------  --------  --------
Capital Share Transactions (1):
  Shares Issued...................................     9,773    15,182     6,478     4,117
  Shares Issued in Lieu of Cash Distributions.....       477     1,579       279     1,239
  Shares Redeemed.................................    (5,436)  (12,544)   (3,708)   (2,963)
                                                    --------  --------  --------  --------
      Net Increase (Decrease) from Capital Share
        Transactions..............................     4,814     4,217     3,049     2,393
                                                    --------  --------  --------  --------
      Total Increase (Decrease)...................     2,924       232     2,691       416
NET ASSETS
  Beginning of Period.............................    21,264    21,032    11,783    11,367
                                                    --------  --------  --------  --------
  End of Period...................................  $ 24,188  $ 21,264  $ 14,474  $ 11,783
                                                    ========  ========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.................................     1,075     1,557     1,010       617
    Shares Issued in Lieu of Cash Distributions...        52       145        46       179
    Shares Redeemed...............................      (600)   (1,284)     (584)     (444)
                                                    --------  --------  --------  --------
                                                         527       418       472       352
                                                    ========  ========  ========  ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                      VA SHORT-TERM
                                                          FIXED           VA GLOBAL BOND
                                                        PORTFOLIO           PORTFOLIO
                                                    ------------------  ------------------
                                                      YEAR      YEAR      YEAR      YEAR
                                                     ENDED     ENDED     ENDED     ENDED
                                                    NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                                      2002      2001      2002      2001
                                                    --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)....................  $    640  $    970  $    952  $    765
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................       376        24       296       237
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................        --        --      (189)       25
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities and Foreign
    Currency......................................      (122)      284       714       296
  Translation of Foreign Currency Denominated
    Amounts.......................................        --        --       (60)      (10)
                                                    --------  --------  --------  --------
      Net Increase (Decrease) in Net Assets
        Resulting from Operations.................       894     1,278     1,713     1,313
                                                    --------  --------  --------  --------
Distributions From:
  Net Investment Income...........................      (924)   (1,155)     (766)   (1,127)
  Net Short-Term Gains............................       (13)       --      (144)       --
  Net Long-Term Gains.............................        --        --       (14)       --
                                                    --------  --------  --------  --------
      Total Distributions.........................      (937)   (1,155)     (924)   (1,127)
                                                    --------  --------  --------  --------
Capital Share Transactions (1):
  Shares Issued...................................     9,885     5,232     8,542     6,528
  Shares Issued in Lieu of Cash Distributions.....       937     1,155       924     1,127
  Shares Redeemed.................................    (4,722)   (3,443)   (4,624)   (3,226)
                                                    --------  --------  --------  --------
      Net Increase (Decrease) from Capital Share
        Transactions..............................     6,100     2,944     4,842     4,429
                                                    --------  --------  --------  --------
      Total Increase (Decrease)...................     6,057     3,067     5,631     4,615
NET ASSETS
  Beginning of Period.............................    23,476    20,409    20,852    16,237
                                                    --------  --------  --------  --------
  End of Period...................................  $ 29,533  $ 23,476  $ 26,483  $ 20,852
                                                    ========  ========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.................................       958       507       816       633
    Shares Issued in Lieu of Cash Distributions...        92       116        91       113
    Shares Redeemed...............................      (455)     (332)     (436)     (311)
                                                    --------  --------  --------  --------
                                                         595       291       471       435
                                                    ========  ========  ========  ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                    VA SMALL VALUE PORTFOLIO                               VA LARGE VALUE PORTFOLIO
                      -----------------------------------------------------  -----------------------------------------------------
                        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                        ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                      NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                        2002       2001       2000       1999       1998       2002       2001       2000       1999       1998
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of
  Period............   $ 11.45    $ 11.01    $ 12.78    $ 13.11    $ 15.45    $ 12.68    $ 13.02    $ 16.00    $ 16.51    $ 16.08
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income (Loss)...      0.03       0.07       0.10       0.07       0.04       0.12       0.16       0.27       0.25       0.24
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).....      0.10       2.31       0.58       0.76      (1.27)     (1.94)      0.72      (0.14)      0.38       1.47
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
    Total from
     Investment
     Operations.....      0.13       2.38       0.68       0.83      (1.23)     (1.82)      0.88       0.13       0.63       1.71
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........     (0.07)     (0.10)     (0.07)     (0.04)     (0.06)     (0.17)     (0.27)     (0.25)     (0.07)     (0.24)
  Net Realized
    Gains...........     (0.68)     (1.84)     (2.38)     (1.12)     (1.05)        --      (0.95)     (2.86)     (1.07)     (1.04)
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
    Total
    Distributions...     (0.75)     (1.94)     (2.45)     (1.16)     (1.11)     (0.17)     (1.22)     (3.11)     (1.14)     (1.28)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End
  of Period.........   $ 10.83    $ 11.45    $ 11.01    $ 12.78    $ 13.11    $ 10.69    $ 12.68    $ 13.02    $ 16.00    $ 16.51
==================================================================================================================================
Total Return........      0.91%     25.51%      6.62%      7.10%     (8.45)%   (14.57)%     7.15%      1.52%      4.24%     11.46%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period
  (thousands).......   $32,142    $25,115    $19,132    $19,088    $17,832    $37,790    $36,634    $30,396    $32,282    $30,187
Ratio of Expenses to
  Average Net
  Assets............      0.67%      0.64%      0.68%      0.67%      0.70%      0.40%      0.41%      0.45%      0.43%      0.46%
Ratio of Net
  Investment Income
  to Average Net
  Assets............      0.32%      0.63%      0.86%      0.51%      0.32%      1.15%      1.33%      2.02%      1.54%      1.49%
Portfolio Turnover
  Rate..............        31%        19%        42%        47%        23%         9%        13%        29%        52%        23%
----------------------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                VA INTERNATIONAL VALUE PORTFOLIO                       VA INTERNATIONAL SMALL PORTFOLIO
                      -----------------------------------------------------  -----------------------------------------------------
                        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                        ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                      NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                        2002       2001       2000       1999       1998       2002       2001       2000       1999       1998
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of
  Period............   $  9.44    $ 11.46    $ 12.73    $ 11.65    $ 10.87    $  6.40    $  7.64    $  8.31    $  7.78    $  7.99
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income (Loss)...      0.17       0.20       0.12       0.20       0.19       0.13       0.17       0.15       0.12       0.11
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).....     (0.69)     (1.36)     (0.29)      1.66       0.91      (0.11)     (0.58)     (0.53)      1.04      (0.14)
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
    Total from
     Investment
     Operations.....     (0.52)     (1.16)     (0.17)      1.86       1.10       0.02      (0.41)     (0.38)      1.16      (0.03)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........     (0.19)     (0.22)     (0.21)     (0.21)     (0.18)     (0.14)     (0.20)     (0.19)     (0.13)     (0.09)
  Net Realized
    Gains...........     (0.03)     (0.64)     (0.89)     (0.57)     (0.14)     (0.02)     (0.63)     (0.10)     (0.50)     (0.09)
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
    Total
    Distributions...     (0.22)     (0.86)     (1.10)     (0.78)     (0.32)     (0.16)     (0.83)     (0.29)     (0.63)     (0.18)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End
  of Period.........   $  8.70    $  9.44    $ 11.46    $ 12.73    $ 11.65    $  6.26    $  6.40    $  7.64    $  8.31    $  7.78
==================================================================================================================================
Total Return........     (5.71)%   (11.12)%    (1.68)%    17.21%     10.43%      0.27%     (6.17)%    (4.81)%    16.44%     (0.23)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period
  (thousands).......   $24,188    $21,264    $21,032    $23,617    $21,091    $14,474    $11,783    $11,367    $13,308    $12,748
Ratio of Expenses to
  Average Net
  Assets............      0.63%      0.64%      0.66%      0.65%      0.68%      0.77%      0.77%      0.80%      0.79%      0.90%
Ratio of Net
  Investment Income
  to Average Net
  Assets............      1.82%      1.92%      1.71%      1.70%      1.63%      1.70%      2.07%      1.95%      1.53%      1.56%
Portfolio Turnover
  Rate..............         2%         8%         7%        20%        27%         6%         8%        12%        14%        21%
----------------------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                  VA SHORT-TERM FIXED PORTFOLIO                            VA GLOBAL BOND PORTFOLIO
                      -----------------------------------------------------  -----------------------------------------------------
                        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                        ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                      NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                        2002       2001       2000       1999       1998       2002       2001       2000       1999       1998
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of
  Period............   $ 10.58    $ 10.58    $ 10.42    $ 10.09    $ 10.08    $ 10.67    $ 10.68    $ 10.69    $ 10.30    $ 10.69
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income (Loss)...      0.24       0.45       0.59       0.46       0.53       0.33       0.41       0.78       0.36       0.52
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).....      0.11       0.15       0.04      (0.02)      0.02       0.38       0.32      (0.18)      0.04       0.30
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
    Total from
     Investment
     Operations.....      0.35       0.60       0.63       0.44       0.55       0.71       0.73       0.60       0.40       0.82
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........     (0.42)     (0.60)     (0.47)     (0.10)     (0.53)     (0.39)     (0.74)     (0.59)     (0.01)     (1.14)
  Net Realized
    Gains...........     (0.01)        --         --      (0.01)     (0.01)     (0.08)        --      (0.02)        --      (0.04)
  Tax Return of
    Capital.........        --         --         --         --         --         --         --         --         --      (0.03)
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
    Total
    Distributions...     (0.43)     (0.60)     (0.47)     (0.11)     (0.54)     (0.47)     (0.74)     (0.61)     (0.01)     (1.21)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End
  of Period.........   $ 10.50    $ 10.58    $ 10.58    $ 10.42    $ 10.09    $ 10.91    $ 10.67    $ 10.68    $ 10.69    $ 10.30
==================================================================================================================================
Total Return........      3.37%      6.02%      6.30%      4.39%      5.54%      7.05%      7.29%      5.89%      3.85%      8.44%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period
  (thousands).......   $29,533    $23,476    $20,409    $22,135    $18,467    $26,483    $20,852    $16,237    $13,153    $10,483
Ratio of Expenses to
  Average Net
  Assets............      0.37%      0.38%      0.40%      0.40%      0.41%      0.46%      0.43%      0.47%      0.49%      0.57%
Ratio of Net
  Investment Income
  to Average Net
  Assets............      2.37%      4.40%      5.72%      4.91%      5.24%      3.96%      4.09%      4.35%      3.74%      3.65%
Portfolio Turnover
  Rate..............       145%        71%        33%        30%        50%        82%       159%        85%        44%        37%
----------------------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund offers forty portfolios, six of which (the "VA Portfolios") are included in this report. Thirty portfolios are presented in separate reports, and four have not commenced operations. The VA Portfolios are only available through a select group of insurance products.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by VA Small Value Portfolio and VA Large Value Portfolio (the "Domestic Equity Portfolios") which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded.

    Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees and Expenses.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

    The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issues existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

    5. RECLASSIFICATION: Distributions of net gains on the Statements of Changes in Net Assets from the prior year have been reclassified to conform to the present year presentation.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or "the Advisor") provides investment advisory services to the VA Portfolios. For the year ended
November 30, 2002, the VA Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

VA Small Value Portfolio..........................     0.50 of 1%
VA Large Value Portfolio..........................     0.25 of 1%
VA International Value Portfolio..................     0.40 of 1%
VA International Small Portfolio..................     0.50 of 1%
VA Short-Term Fixed Portfolio.....................     0.25 of 1%
VA Global Bond Portfolio..........................     0.25 of 1%

    Certain officers of the VA Portfolios are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

    At November 30, 2002, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

VA Small Value Portfolio..........................  $125
VA Large Value Portfolio..........................  162
VA International Value Portfolio..................   99
VA International Small Portfolio..................   57
VA Short-Term Fixed Portfolio.....................  113
VA Global Bond Portfolio..........................  100

E. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2002, the VA Portfolios made the following purchases and sales of investment securities other than U.S. Government Securities and short-term securities (amounts in thousands):

                                 U.S. GOVERNMENT    OTHER INVESTMENT
                                   SECURITIES          SECURITIES
                                -----------------  ------------------
                                PURCHASE   SALES   PURCHASES   SALES
                                --------  -------  ---------  -------
VA Small Value Portfolio......       --        --   $15,660   $ 8,939
VA Large Value Portfolio......       --        --    10,649     3,304
VA International Value
  Portfolio...................       --        --     5,495       736
VA International Small
  Portfolio...................       --        --     3,152       840
VA Short-Term Fixed
  Portfolio...................  $12,394   $14,335    12,990     8,450
VA Global Bond Portfolio......    8,186     2,166    14,284    16,891

F. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since it is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                     GROSS UNREALIZED  GROSS UNREALIZED
                                       APPRECIATION      DEPRECIATION        NET
                                     ----------------  ----------------  -----------
VA Small Value Portfolio...........       $5,253           $(8,635)        $(3,382)
VA Large Value Portfolio...........        3,824            (9,258)         (5,434)
VA International Value Portfolio...        2,575            (7,679)         (5,104)
VA International Small Portfolio...        1,797            (6,907)         (5,110)
VA Short-Term Fixed Portfolio......          161               (22)            139
VA Global Bond Portfolio...........          821              (113)            708

    At November 30, 2002, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                      EXPIRES ON NOVEMBER 30,
                                     --------------------------
                                      2009     2010     TOTAL
                                     ------  --------  --------
VA Large Value Portfolio...........   $569    $1,561    $2,130
VA International Value Portfolio...     --       187       187
VA International Small Portfolio...     --        21        21

G. FINANCIAL INSTRUMENTS:

    In accordance with the VA Portfolios' Investment Objectives and Policies, the VA Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The VA Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The VA Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 29, 2002.

    2. FOWARD CURRENCY CONTRACTS: VA Global Bond Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2002, VA Global Bond Portfolio had entered into the following contract and the related net unrealized foreign exchange gain or loss is reflected in the accompanying financial statements:

                                                                        UNREALIZED
                                                                          FOREIGN
EXPIRATION                                CONTRACT       VALUE AT        EXCHANGE
DATE               CURRENCY SOLD           AMOUNT    NOVEMBER 30, 2002  GAIN (LOSS)
----        ---------------------------  ----------  -----------------  -----------
12/13/02..  4,640,844 Canadian Dollar    $2,935,386     $2,962,405       $(27,019)
                                         ==========     ==========       ========

    Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. For the year ended November 30, 2002, borrowings under the discretionary line were as follows:

                             WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
                              AVERAGE       AVERAGE        DAYS      EXPENSE   BORROWED DURING
                           INTEREST RATE  LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
                           -------------  ------------  -----------  --------  ---------------
VA Small Value
  Portfolio..............         2.53%     $173,750           8       $ 97       $222,000
VA Large Value
  Portfolio..............         2.50%      196,125           8        109        227,000
VA International Small
  Portfolio..............         2.57%       60,000           1          4         60,000

    There were no outstanding borrowings under the line of credit at November 30, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2003. There were no borrowings by the VA portfolios under the line of credit with the international custodian bank for the year ended November 30, 2002.

I. COMPONENTS OF NET ASSETS:

    At November 30, 2002 net assets consisted of (amounts in thousands):

                                     VA SMALL   VA LARGE   VA INTERNATIONAL
                                       VALUE      VALUE         VALUE
                                     PORTFOLIO  PORTFOLIO     PORTFOLIO
                                     ---------  ---------  ----------------
Paid-in Capital....................   $33,235    $44,948       $28,977
Accumulated Net Investment Income
  (Loss)...........................        79        407           284
Accumulated Net Realized Gain
  (Loss)...........................     2,208     (2,131)         (106)
Accumulated Net Realized Foreign
  Exchange Gain (Loss).............        --         --             7
Unrealized Appreciation
  (Depreciation) of Investment
  Securities and Foreign
  Currency.........................    (3,380)    (5,434)       (4,976)
Unrealized Net Foreign Exchange
  Gain (Loss)......................        --         --             2
                                      -------    -------       -------
                                      $32,142    $37,790       $24,188
                                      =======    =======       =======

                                     VA INTERNATIONAL  VA SHORT-TERM  VA GLOBAL
                                          SMALL            FIXED        BOND
                                        PORTFOLIO        PORTFOLIO    PORTFOLIO
                                     ----------------  -------------  ---------
Paid-in Capital....................      $19,370          $28,467      $24,837
Accumulated Net Investment Income
  (Loss)...........................          123              550          858
Accumulated Net Realized Gain
  (Loss)...........................           44              376          296
Accumulated Net Realized Foreign
  Exchange Gain (Loss).............           18               --         (189)
Unrealized Appreciation
  (Depreciation) of Investment
  Securities and Foreign
  Currency.........................       (5,083)             140          708
Unrealized Net Foreign Exchange
  Gain (Loss)......................            2               --          (27)
                                         -------          -------      -------
                                         $14,474          $29,533      $26,483
                                         =======          =======      =======

J. SECURITIES LENDING:

    As of November 30, 2002, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Fund, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of November 30, 2002, the interest rate on the pooled cash account earned by each of the portfolios was 1.30% for the domestic portfolios and 1.33% for the international portfolios. The repurchase agreements with J.P. Morgan Securities, UBS Warburg and Mizuho Securities USA, comprising the pooled cash account bear interest rates ranging from 1.30% to 1.33% and are to be repurchased on December 2, 2002. The market value of securities on loan to broker/dealers, the value of the cash collateral received from such broker/dealers, the cost/value of each portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of November 30, 2002 were as follows:

                                  MARKET
                                 VALUE OF      VALUE OF      COST/VALUE OF POOLED  VALUE OF COLLATERAL
                                SECURITIES  COLLATERAL AND       CASH ACCOUNT        FROM REPURCHASE
                                 ON LOAN    INDEMNIFICATION       INVESTMENT           AGREEMENTS
                                ----------  ---------------  --------------------  -------------------
VA Small Value Portfolio......   $645,248     $  740,665          $  740,665           $  758,719
VA Large Value Portfolio......    787,255      1,100,500           1,100,500            1,127,324
VA International Value
  Portfolio...................    572,699        604,674             604,674              605,746
VA International Small
  Portfolio...................    473,108        508,680             508,680              509,665

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE VA PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, of VA Small Value Portfolio, VA Large Value Portfolio, VA International Value Portfolio and VA International Small Portfolio, and the statements of net assets of VA Short-Term Fixed Portfolio and VA Global Bond Portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VA Small Value Portfolio, VA Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "VA Portfolios") at November 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the VA Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                                FUND MANAGEMENT

TRUSTEES/DIRECTORS

    Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

    Each Board has an Audit Committee comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for each Board oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls and other oversight functions as requested by the Board. The Audit Committee for each Board also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were three Audit Committee meetings for each Fund held during the fiscal year ended November 30, 2002.

    Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

    The statement of additional information ("SAI") of the Funds includes additional information about each Trustee/ Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing Dimensional Fund Advisors, 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
                                                       DISINTERESTED DIRECTORS

  George M. Constantinides        DFAITC - since 1993    88 portfolios in 4         Leo Melamed Professor of Finance, Graduate
  Director of DFAIDG, DIG and     DFAIDG - since 1983    investment companies       School of Business, University of Chicago.
  DEM.                            DIG - since 1993
  Trustee of DFAITC.              DEM - since 1994
  1101 E. 58th Street
  Chicago, IL 60637
  Date of Birth: 9/22/47

  John P. Gould                   DFAITC - since 1993    88 portfolios in 4         Steven G. Rothmeier Distinguished Service
  Director of DFAIDG, DIG and     DFAIDG - since 1986    investment companies       Professor of Economics, Graduate School of
  DEM.                            DIG - since 1993                                  Business, University of Chicago. Principal and
  Trustee of DFAITC.              DEM - since 1994                                  Executive Vice President, Lexecon Inc.
  1101 E. 58th Street                                                               (economics, law, strategy and finance
  Chicago, IL 60637                                                                 consulting). Formerly, President, Cardean
  Date of Birth: 1/19/39                                                            University (division of UNext.com). Member of
                                                                                    the Boards of Milwaukee Mutual Insurance
                                                                                    Company and UNext.com. Formerly, Trustee, First
                                                                                    Prairie Funds (registered investment company).
                                                                                    Trustee, Harbor Fund (registered investment
                                                                                    company) (13 Portfolios).

  Roger G. Ibbotson               DFAITC - since 1993    88 portfolios in 4         Professor in Practice of Finance, Yale School
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       of Management. Director, BIRR Portfolio
  DEM.                            DIG - since 1993                                  Analysis, Inc. (software products). Chairman,
  Trustee of DFAITC.              DEM - since 1994                                  Ibbotson Associates, Inc., Chicago, IL
  Yale School of Management                                                         (software, data, publishing and consulting).
  P.O. Box 208200                                                                   Partner, Zebra Capital Management, LLC (hedge
  New Haven, CT 06520-8200                                                          fund manager). Formerly, Director, Hospital
  Date of Birth: 5/27/43                                                            Fund, Inc. (investment management services).

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
  Myron S. Scholes                DFAITC - since 1993    88 portfolios in 4         Frank E. Buck Professor Emeritus of Finance,
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       Stanford University. Partner, Oak Hill Capital
  DEM.                            DIG - since 1993                                  Management. Chairman, Oak Hill Platinum
  Trustee of DFAITC.              DEM - since 1994                                  Partners. Director, Financial Engines.
  Oak Hill Capital Management,                                                      Director, Chicago Mercantile Exchange.
  Inc.                                                                              Consultant, Arbor Investors. Formerly,
  2775 Sand Hill Rd.                                                                Director, Smith Breeden Family of Funds and
  Suite 220                                                                         Partner, Long-Term Capital Management.
  Menlo Park, CA 94025                                                              Director, American Century Fund Complex
  Date of Birth: 7/01/41                                                            (registered investment companies) (38
                                                                                    Portfolios).

  Abbie J. Smith                  DFAITC - since 2000    88 portfolios in 4         Marvin Bower Fellow, Harvard Business School
  Director of DFAIDG, DIG and     DFAIDG - since 2000    investment companies       (9/01 to 8/02). Boris and Irene Stern Professor
  DEM.                            DIG - since 2000                                  of Accounting, Graduate School of Business,
  Trustee of DFAITC.              DEM - since 2000                                  University of Chicago. Director, HON Industries
  425 Morgan Hall                                                                   Inc. (office furniture).
  Soldiers Field,
  Boston, MA 02163
  Date of Birth: 4/30/53
                                                       INTERESTED DIRECTORS**

  David G. Booth                  DFAITC - since 1993    88 portfolios in 4         Chairman, Director, Chief Executive Officer,
  Chairman, Director, Chief       DFAIDG - since 1981    investment companies       Chief Investment Officer and President of
  Executive Officer, Chief        DIG - since 1992                                  Dimensional Fund Advisors Inc., DFA Securities
  Investment Officer and          DEM - since 1994                                  Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
  President of DFAIDG, DIG and                                                      Chief Executive Officer, Chief Investment
  DEM. Chairman, Trustee, Chief                                                     Officer and President of DFAITC. Director and
  Executive Officer, Chief                                                          Chief Investment Officer of Dimensional Fund
  Investment Officer and                                                            Advisors Ltd. Director, Chief Executive
  President of DFAITC.                                                              Officer, Chief Investment Officer and President
  1299 Ocean Avenue                                                                 of DFA Australia Ltd. Director of Dimensional
  Santa Monica, CA 90401                                                            Funds PLC. (Chief Investment Officer positions
  Date of Birth: 12/02/46                                                           held starting 1/1/2003)
                                                                                    Limited Partner, Oak Hill Partners. Director,
                                                                                    University of Chicago Business School.
                                                                                    Formerly, Director, SA Funds (registered
                                                                                    investment company). Director, Assante
                                                                                    Corporation (investment management) (until
                                                                                    9/9/2002).

  Rex A. Sinquefield*             DFAITC - since 1993    88 portfolios in 4         Chairman, Director and Chief Investment Officer
  Chairman and Director of        DFAIDG - since 1981    investment companies       of Dimensional Fund Advisors Inc., DFA
  DFAIDG, DIG and DEM. Trustee    DIG - since 1992                                  Securities Inc., DFAIDG, DIG and DEM. Chairman,
  and Chairman of DFAITC.         DEM - since 1994                                  Trustee and Chief Investment Officer of DFAITC.
  1299 Ocean Avenue                                                                 Director and President of Dimensional Fund
  Santa Monica, CA 90401                                                            Advisors Ltd. Director and Chief Investment
  Date of Birth: 9/07/44                                                            Officer of DFA Australia Ltd. Director of
                                                                                    Dimensional Funds PLC. (Chief Investment
                                                                                    Officer positions held through 1/1/2003)
                                                                                    Trustee, St. Louis University. Life Trustee and
                                                                                    Member of Investment Committee, DePaul
                                                                                    University. Director, The German St. Vincent
                                                                                    Orphan Home. Member of Investment Committee,
                                                                                    Archdiocese of St. Louis.

(1) Each Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under The Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc..

OFFICERS

    The name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund are set forth below. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities").

                                     TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                    SERVICE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                                              OFFICERS

Arthur H.F. Barlow                         Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 11/07/55

Valerie A. Brown                           Since 2001     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities. Prior to April 2001,
Secretary                                                 legal counsel for DFA (since March 2000).
Santa Monica, CA                                          Associate, Jones, Day, Reavis & Pogue from
Date of Birth: 1/24/67                                    October 1991 to February 2000.

Truman A. Clark                            Since 1996     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 4/08/41

James L. Davis                             Since 1999     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Formerly at Kansas State University, Arthur
Date of Birth: 11/29/56                                   Anderson & Co., Phillips Petroleum Co.

Robert T. Deere                            Since 1994     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/08/57

Robert W. Dintzner                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Prior to April 2001, marketing supervisor
Date of Birth: 3/18/70                                    and marketing coordinator for DFA.

Richard A. Eustice                         Since 1998     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities, except Dimensional
Secretary                                                 Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                        Since 1993     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 1/21/61

Robert M. Fezekas                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to December
Date of Birth: 10/28/70                                   2001, Portfolio Manager.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Glenn S. Freed                             Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Formerly, Professor
Date of Birth: 11/24/61                                   and Associate Dean of the Leventhal School
                                                          of Accounting (September 1998 to August
                                                          2001) and Academic Director Master of
                                                          Business Taxation Program (June 1996 to
                                                          August 2001) at the University of Southern
                                                          California Marshall School of Business.

Henry F. Gray                              Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                       Since 1997     Vice President, Controller and Assistant
Vice President, Controller and                            Treasurer, of all the DFA Entities.
Assistant Treasurer
Santa Monica, CA
Date of Birth: 1/22/61

Stephen P. Manus                           Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 12/26/50

Karen E. McGinley                          Since 1997     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 3/10/66

Catherine L. Newell                        Since 2000     Vice President and Secretary of all the DFA
Vice President and Secretary                              Entities, except DFA Australia Limited for
Santa Monica, CA                                          which she is Vice President and Assistant
Date of Birth: 5/07/64                                    Secretary. Director, Dimensional Funds PLC.
                                                          Vice President and Assistant Secretary of
                                                          all DFA Entities (1997-2000).

David A. Plecha                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/26/61

Andrew E. Rasmusen                         Since 2001     Vice President of all the DFA Entities
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to April 2001, investment management,
Date of Birth: 1/26/62                                    client service manager for DFA (since
                                                          October 2000). Investment manager
                                                          researcher and consultant for
                                                          InvestorForce, Inc. from October 1999 to
                                                          October 2000 and for William M. Mercer
                                                          Investment Consulting, Inc. from April 1996
                                                          to October 1999.

Edwardo A. Repetto                         Since 2002     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Research Associate
Date of Birth: 1/28/67                                    for Dimensional Fund Advisors Inc. (June
                                                          2000 to April 2002). Research scientist
                                                          (August 1998 to June 2000) and
                                                          Faculty-Postdoctural Fellow (August 1997 to
                                                          August 1998), California Institute of
                                                          Technology.

George L. Sands                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 2/08/56

Michael T. Scardina                        Since 1993     Vice President, Chief Financial Officer and
Vice President, Chief Financial                           Treasurer of all the DFA Entities.
Officer and Treasurer                                     Director, Dimensional Funds, PLC.
Santa Monica, CA
Date of Birth: 10/12/55

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
David E. Schneider                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 1/26/46                                    currently, Regional Director of Dimensional
                                                          Fund Advisors Inc.

John C. Siciliano                          Since 2001     Vice President of all the DFA Entities.
Vice President                                            Director, Dimensional Funds PLC. Managing
Santa Monica, CA                                          Principal, Payden & Rygel Investment
Date of Birth: 8/24/54                                    Counsel from April 1998 through December
                                                          2000 and Co-Head, North American Corporate
                                                          Finance for Dresdner Kleinwort Benson N.A.
                                                          from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.*              Since 1988     Executive Vice President of all the DFA
Executive Vice President                                  Entities.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                             Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 6/08/63

Weston J. Wellington                       Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 3/03/45                                    currently, Director of Financial Advisors
                                                          Services of Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.